UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-22961

EA Series Trust
(Exact name of registrant as specified in charter)

3803 West Chester Pike, Suite 150
Newtown Square, PA 19073
(Address of principal executive offices) (Zip code)

3803 West Chester Pike, Suite 150
Newtown Square, PA 19073
(Name and address of agent for service)

(215) 882-9983
Registrant’s telephone number, including area code

Date of fiscal year end: September 30, 2026

Date of reporting period: March 31, 2026

Item 1. Report to Stockholders.

(a)

Alpha Architect 1-3 Month Box ETF Ticker: BOXX Listed on: Cboe BZX Exchange, Inc.	March 31, 2026 Semi-Annual Shareholder Report https://funds.alphaarchitect.com/boxetf/

This semi-annual shareholder report report contains important information about the Alpha Architect 1-3 Month Box ETF (the “Fund”) for the period of October 1, 2025 to March 31, 2026, (the “Period”). You can find additional information about the Fund at https://funds.alphaarchitect.com/boxetf/. You can also request this information by contacting us at (215) 882-9983.

WHAT WERE THE FUND COSTS FOR THE PERIOD? (based on a hypothetical $10,000 investment)
COST OF $10,000 INVESTMENT	COST PAID AS A PERCENTAGE OF $10,000 INVESTMENT
$10	0.19%

KEY FUND STATISTICS (as of Period End)
Net Assets	$10,704,381,140	Advisory Fees	$11,505,326
# of Portfolio Holdings	5	Fees Waived and/or Expenses Reimbursed	(2,348,985)
Portfolio Turnover Rate*	0%	Net Advisory Fees Paid	$9,156,341
*Portfolio turnover is not annualized and is calculated without regard to short-term securities having a maturity of less than one year. Excludes impact of in-kind transactions.

ASSET CLASSES (as a % of net assets)
Purchased Options	100.3%
Written Options	(0.2)%
Cash and Cash Equivalents	(0.1)%
Availability of Additional Information
For additional information about the Fund, including its prospectus, financial information, holdings, and proxy information, visit https://funds.alphaarchitect.com/boxetf/. You can also request information by calling (215) 882-9983.
Householding
Householding is an option available to certain investors of the Fund. Householding is a method of delivery, based on the preference of the individual investor, in which a single copy of certain shareholder documents can be delivered to investors who share the same address, even if their accounts are registered under different names. Householding for the Fund is available through certain broker-dealers. If you are interested in enrolling in householding and receiving a single copy of prospectuses and other shareholder documents or you are currently enrolled in householding and wish to change your householding status, please contact your broker-dealer.

Semi-Annual Shareholder Report: March 31, 2026

Alpha Architect Aggregate Bond ETF Ticker: BOXA Listed on: Cboe BZX Exchange, Inc.	March 31, 2026 Semi-Annual Shareholder Report https://funds.alphaarchitect.com/boxa/

This semi-annual shareholder report contains important information about the Alpha Architect Aggregate Bond ETF (the “Fund”) for the period of October 1, 2025 to March 31, 2026, (the “Period”). You can find additional information about the Fund at https://funds.alphaarchitect.com/boxa/. You can also request this information by contacting us at (215) 882-9983 .

WHAT WERE THE FUND COSTS FOR THE PERIOD? (based on a hypothetical $10,000 investment)
COST OF $10,000 INVESTMENT	COST PAID AS A PERCENTAGE OF $10,000 INVESTMENT
$10	0.19%

KEY FUND STATISTICS (as of Period End)
Net Assets	$15,759,993	Portfolio Turnover Rate*	0%
# of Portfolio Holdings	4	Advisory Fees	$12,203
*Portfolio turnover is not annualized and is calculated without regard to short-term securities having a maturity of less than one year. Excludes impact of in-kind transactions.

ASSET CLASSES (as a % of net assets)
Purchased Options	97.8%
Money Market Funds	2.2%
Availability of Additional Information

For additional information about the Fund, including its prospectus, financial information, holdings, and proxy information, visit https://funds.alphaarchitect.com/boxa/. You can also request information by calling (215) 882-9983.
Householding
Householding is an option available to certain investors of the Fund. Householding is a method of delivery, based on the preference of the individual investor, in which a single copy of certain shareholder documents can be delivered to investors who share the same address, even if their accounts are registered under different names. Householding for the Fund is available through certain broker-dealers. If you are interested in enrolling in householding and receiving a single copy of prospectuses and other shareholder documents or you are currently enrolled in householding and wish to change your householding status, please contact your broker-dealer.
Semi-Annual Shareholder Report: March 31, 2026

Alpha Architect Global Factor Equity ETF Ticker: AAVM Listed on: The Nasdaq Stock Market LLC	March 31, 2026 Semi-Annual Shareholder Report https://funds.alphaarchitect.com/aavm/

This semi-annual shareholder report contains important information about the Alpha Architect Global Factor Equity ETF (the “Fund”) for the period of October 1, 2025 to March 31, 2026 (the “Period”). You can find additional information about the Fund at https://funds.alphaarchitect.com/aavm/. You can also request this information by contacting us at (215) 882-9983.

WHAT WERE THE FUND COSTS FOR THE PERIOD? (based on a hypothetical $10,000 investment)
COST OF $10,000 INVESTMENT	COST PAID AS A PERCENTAGE OF $10,000 INVESTMENT
$3	0.05%

KEY FUND STATISTICS (as of Period End)
Net Assets	$20,704,354	Portfolio Turnover Rate*	6%
# of Portfolio Holdings	6	Advisory Fees	$5,091
*Portfolio turnover is not annualized and is calculated without regard to short-term securities having a maturity of less than one year. Excludes impact of in-kind transactions.

INVESTMENT WEIGHTING (as a % of Net Assets)
Value ETFs	50.2%
Momentum ETFs	49.4%
Cash and Cash Equivalents	0.4%

TOP HOLDINGS (as a % of Net Assets)
Alpha Architect International Quantitative Momentum ETF	30.0%
Alpha Architect International Quantitative Value ETF	27.9%
Alpha Architect US Quantitative Value ETF	22.3%
Alpha Architect US Quantitative Momentum ETF	19.3%
Availability of Additional Information
For additional information about the Fund, including its prospectus, financial information, holdings, and proxy information, visit https://funds.alphaarchitect.com/aavm/. You can also request information by calling (215) 882-9983.
Householding
Householding is an option available to certain investors of the Fund. Householding is a method of delivery, based on the preference of the individual investor, in which a single copy of certain shareholder documents can be delivered to investors who share the same address, even if their accounts are registered under different names. Householding for the Fund is available through certain broker-dealers. If you are interested in enrolling in householding and receiving a single copy of prospectuses and other shareholder documents or you are currently enrolled in householding and wish to change your householding status, please contact your broker-dealer.
Semi-Annual Shareholder Report: March 31, 2026

Alpha Architect High Inflation and Deflation ETF Ticker: HIDE Listed on: The Nasdaq Stock Market LLC	March 31, 2026 Semi-Annual Shareholder Report https://funds.alphaarchitect.com/hide/

This semi-annual shareholder report contains important information about the Alpha Architect High Inflation and Deflation ETF (the “Fund”) for the period of October 1, 2025, to March 31, 2026 (the “Period”). You can find additional information about the Fund at https://funds.alphaarchitect.com/hide/. You can also request this information by contacting us at (215) 882-9983.

WHAT WERE THE FUND COSTS FOR THE PERIOD? (based on a hypothetical $10,000 investment)
COST OF $10,000 INVESTMENT	COST PAID AS A PERCENTAGE OF $10,000 INVESTMENT
$10	0.20%

KEY FUND STATISTICS (as of Period End)
Net Assets	$96,315,123	Advisory Fees	$104,560
# of Portfolio Holdings	4	Fees Waived and/or Expenses Reimbursed	(33,336)
Portfolio Turnover Rate*	26%	Net Advisory Fees Paid	$71,224
*Portfolio turnover is not annualized and is calculated without regard to short-term securities having a maturity of less than one year. Excludes impact of in-kind transactions.

INVESTMENT WEIGHTING (as a % of Net Assets)
Intermediate US Treasuries ETFs	50.0%
Commodities ETFs	27.4%
Real Estate ETFs	21.3%
Cash and Cash Equivalents	1.3%

Availability of Additional Information
For additional information about the Fund, including its prospectus, financial information, holdings, and proxy information, visit https://funds.alphaarchitect.com/hide/. You can also request information by calling (215) 882-9983.
Householding
Householding is an option available to certain investors of the Fund. Householding is a method of delivery, based on the preference of the individual investor, in which a single copy of certain shareholder documents can be delivered to investors who share the same address, even if their accounts are registered under different names. Householding for the Fund is available through certain broker-dealers. If you are interested in enrolling in householding and receiving a single copy of prospectuses and other shareholder documents or you are currently enrolled in householding and wish to change your householding status, please contact your broker-dealer.
Semi-Annual Shareholder Report: March 31, 2026

Alpha Architect International Quantitative Momentum ETF Ticker: IMOM Listed on: The Nasdaq Stock Market LLC	March 31, 2026 Semi-Annual Shareholder Report https://funds.alphaarchitect.com/imom/

This semi-annual shareholder report contains important information about the Alpha Architect International Quantitative Momentum ETF (the “Fund”) for the period of October 1, 2025 to March 31, 2026 (the “Period”). You can find additional information about the Fund at https://funds.alphaarchitect.com/imom/. You can also request this information by contacting us at (215) 882-9983.

WHAT WERE THE FUND COSTS FOR THE PERIOD? (based on a hypothetical $10,000 investment)
COST OF $10,000 INVESTMENT	COST PAID AS A PERCENTAGE OF $10,000 INVESTMENT
$20	0.39%

KEY FUND STATISTICS (as of Period End)
Net Assets	$133,042,127	Portfolio Turnover Rate*	213%
# of Portfolio Holdings	51	Advisory Fees Paid	$245,296
*Portfolio turnover is not annualized and is calculated without regard to short-term securities having a maturity of less than one year. Excludes impact of in-kind transactions.

TOP 10 COUNTRY WEIGHTING (as a % of Net Assets)
Australia	16.6%
Israel	15.7%
Japan	13.4%
Spain	10.1%
Norway	6.2%
United Kingdom	5.9%
Italy	5.9%
Germany	5.9%
Switzerland	4.0%
Netherlands	2.0%
Availability of Additional Information
For additional information about the Fund, including its prospectus, financial information, holdings, and proxy information, visit https://funds.alphaarchitect.com/imom/. You can also request information by calling (215) 882-9983.
Householding
Householding is an option available to certain investors of the Fund. Householding is a method of delivery, based on the preference of the individual investor, in which a single copy of certain shareholder documents can be delivered to investors who share the same address, even if their accounts are registered under different names. Householding for the Fund is available through certain broker-dealers. If you are interested in enrolling in householding and receiving a single copy of prospectuses and other shareholder documents or you are currently enrolled in householding and wish to change your householding status, please contact your broker-dealer.
Semi-Annual Shareholder Report: March 31, 2026

Alpha Architect International Quantitative Value ETF Ticker: IVAL Listed on: The Nasdaq Stock Market LLC	March 31, 2026 Semi-Annual Shareholder Report https://funds.alphaarchitect.com/ival/

This semi-annual shareholder report contains important information about the Alpha Architect International Quantitative Value ETF (the “Fund”) for the period of October 1, 2025 to March 31, 2026 (the “Period”). You can find additional information about the Fund at https://funds.alphaarchitect.com/ival/. You can also request this information by contacting us at (215) 882-9983.

WHAT WERE THE FUND COSTS FOR THE PERIOD? (based on a hypothetical $10,000 investment)
COST OF $10,000 INVESTMENT	COST PAID AS A PERCENTAGE OF $10,000 INVESTMENT
$21	0.39%

KEY FUND STATISTICS (as of Period End)
Net Assets	$195,914,199	Portfolio Turnover Rate*	124%
# of Portfolio Holdings	51	Advisory Fees Paid	$361,195
*Portfolio turnover is not annualized and is calculated without regard to short-term securities having a maturity of less than one year. Excludes impact of in-kind transactions.

TOP 10 COUNTRY WEIGHTING (as a % of Net Assets)
Japan	44.7%
Australia	18.2%
Germany	7.9%
Norway	4.1%
France	4.0%
United Kingdom	3.9%
Austria	2.0%
Portugal	2.0%
Italy	2.0%
Luxembourg	2.0%

Availability of Additional Information

For additional information about the Fund, including its prospectus, financial information, holdings, and proxy information, visit https://funds.alphaarchitect.com/ival/. You can also request information by calling (215) 882-9983.

Householding

Householding is an option available to certain investors of the Fund. Householding is a method of delivery, based on the preference of the individual investor, in which a single copy of certain shareholder documents can be delivered to investors who share the same address, even if their accounts are registered under different names. Householding for the Fund is available through certain broker-dealers. If you are interested in enrolling in householding and receiving a single copy of prospectuses and other shareholder documents or you are currently enrolled in householding and wish to change your householding status, please contact your broker-dealer.
Semi-Annual Shareholder Report: March 31, 2026

Alpha Architect Tail Risk ETF Ticker: CAOS Listed on: Cboe BZX Exchange, Inc.	March 31, 2026 Semi-Annual Shareholder Report https://funds.alphaarchitect.com/caos/

This semi-annual shareholder report contains important information about the Alpha Architect Tail Risk ETF (the “Fund”) for the period of October 1, 2025 to March 31, 2026 (the “Period”). You can find additional information about the Fund at https://funds.alphaarchitect.com/caos/. You can also request this information by contacting us at (215) 882-9983.

WHAT WERE THE FUND COSTS FOR THE PERIOD? (based on a hypothetical $10,000 investment)
COST OF $10,000 INVESTMENT	COST PAID AS A PERCENTAGE OF $10,000 INVESTMENT
$32	0.63%

KEY FUND STATISTICS (as of Period End)
Net Assets	$667,218,083	Portfolio Turnover Rate*	0%
# of Portfolio Holdings	9	Advisory Fees Paid	$1,773,514
*Portfolio turnover is not annualized and is calculated without regard to short-term securities having a maturity of less than one year. Excludes impact of in-kind transactions.

ASSET CLASSES (as a % of Net Assets)
Purchased Options	116.9%
Written Options	(16.9)%
Availability of Additional Information
For additional information about the Fund, including its prospectus, financial information, holdings, and proxy information, visit https://funds.alphaarchitect.com/caos/. You can also request information by calling (215) 882-9983.
Householding
Householding is an option available to certain investors of the Fund. Householding is a method of delivery, based on the preference of the individual investor, in which a single copy of certain shareholder documents can be delivered to investors who share the same address, even if their accounts are registered under different names. Householding for the Fund is available through certain broker-dealers. If you are interested in enrolling in householding and receiving a single copy of prospectuses and other shareholder documents or you are currently enrolled in householding and wish to change your householding status, please contact your broker-dealer.
Semi-Annual Shareholder Report: March 31, 2026

Alpha Architect U.S. Quantitative Momentum ETF Ticker: QMOM Listed on: The Nasdaq Stock Market LLC	March 31, 2026 Semi-Annual Shareholder Report https://funds.alphaarchitect.com/qmom/

This semi-annual shareholder report contains important information about the Alpha Architect U.S. Quantitative Momentum ETF (the “Fund”) for the period of October 1, 2025 to March 31, 2026 (the “Period”). You can find additional information about the Fund at https://funds.alphaarchitect.com/qmom/. You can also request this information by contacting us at (215) 882-9983.

WHAT WERE THE FUND COSTS FOR THE PERIOD? (based on a hypothetical $10,000 investment)
COST OF $10,000 INVESTMENT	COST PAID AS A PERCENTAGE OF $10,000 INVESTMENT
$15	0.29%

KEY FUND STATISTICS (as of Period End)
Net Assets	$377,458,267	Portfolio Turnover Rate*	206%
# of Portfolio Holdings	51	Advisory Fees Paid	$507,649
*Portfolio turnover is not annualized and is calculated without regard to short-term securities having a maturity of less than one year. Excludes impact of in-kind transactions.

SECTOR WEIGHTING (as a % of Net Assets)
Industrials	40.0%
Information Technology	18.1%
Materials	10.2%
Health Care	9.9%
Consumer Discretionary	7.9%
Energy	5.8%
Communication Services	4.0%
Consumer Staples	2.0%
Utilities	1.9%
Cash and Cash Equivalents	0.2%
Availability of Additional Information
For additional information about the Fund, including its prospectus, financial information, holdings, and proxy information, visit https://funds.alphaarchitect.com/qmom/. You can also request information by calling (215) 882-9983.
Householding
Householding is an option available to certain investors of the Fund. Householding is a method of delivery, based on the preference of the individual investor, in which a single copy of certain shareholder documents can be delivered to investors who share the same address, even if their accounts are registered under different names. Householding for the Fund is available through certain broker-dealers. If you are interested in enrolling in householding and receiving a single copy of prospectuses and other shareholder documents or you are currently enrolled in householding and wish to change your householding status, please contact your broker-dealer.
Semi-Annual Shareholder Report: March 31, 2026

Alpha Architect U.S. Quantitative Value ETF Ticker: QVAL Listed on: The Nasdaq Stock Market LLC	March 31, 2026 Semi-Annual Shareholder Report https://funds.alphaarchitect.com/qval/

This semi-annual shareholder report contains important information about the Alpha Architect U.S. Quantitative Value ETF (the “Fund”) for the period of October 1, 2025 to March 31, 2026 (the “Period”). You can find additional information about the Fund at https://funds.alphaarchitect.com/qval/. You can also request this information by contacting us at (215) 882-9983.

WHAT WERE THE FUND COSTS FOR THE PERIOD? (based on a hypothetical $10,000 investment)
COST OF $10,000 INVESTMENT	COST PAID AS A PERCENTAGE OF $10,000 INVESTMENT
$15	0.29%

KEY FUND STATISTICS (as of Period End)
Net Assets	$490,702,041	Portfolio Turnover Rate*	147%
# of Portfolio Holdings	51	Advisory Fees Paid	$645,567
*Portfolio turnover is not annualized and is calculated without regard to short-term securities having a maturity of less than one year. Excludes impact of in-kind transactions.

SECTOR WEIGHTING (as a % of Net Assets)
Consumer Discretionary	30.3%
Industrials	16.2%
Information Technology	14.0%
Health Care	11.9%
Materials	9.9%
Consumer Staples	7.9%
Energy	5.8%
Communication Services	3.9%
Cash and Cash Equivalents	0.1%

Availability of Additional Information
For additional information about the Fund, including its prospectus, financial information, holdings, and proxy information, visit https://funds.alphaarchitect.com/qval/. You can also request information by calling (215) 882-9983.
Householding
Householding is an option available to certain investors of the Fund. Householding is a method of delivery, based on the preference of the individual investor, in which a single copy of certain shareholder documents can be delivered to investors who share the same address, even if their accounts are registered under different names. Householding for the Fund is available through certain broker-dealers. If you are interested in enrolling in householding and receiving a single copy of prospectuses and other shareholder documents or you are currently enrolled in householding and wish to change your householding status, please contact your broker-dealer.

Semi-Annual Shareholder Report: March 31, 2026

Alpha Architect US Equity 2 ETF Ticker: AAEQ Listed on: The Nasdaq Stock Market LLC	March 31, 2026 Semi-Annual Shareholder Report https://funds.alphaarchitect.com/aaeq/

This semi-annual shareholder report contains important information about the Alpha Architect US Equity 2 ETF (the “Fund”) for the period of December 9, 2025 to March 31, 2026 (the “Period”). You can find additional information about the Fund at https://funds.alphaarchitect.com/aaeq/ . You can also request this information by contacting us at (215) 882-9983.

WHAT WERE THE FUND COSTS FOR THE PERIOD? (based on a hypothetical $10,000 investment)
COST OF $10,000 INVESTMENT	COST PAID AS A PERCENTAGE OF $10,000 INVESTMENT
$4	0.15%

KEY FUND STATISTICS (as of Period End)
Net Assets	$436,647,318	Portfolio Turnover Rate*	47%
# of Portfolio Holdings	354	Advisory Fees Paid	$216,857
*Portfolio turnover is not annualized and is calculated without regard to short-term securities having a maturity of less than one year. Excludes impact of in-kind transactions.

SECTOR WEIGHTING (as a % of Net Assets)
Information Technology	33.2%
Financials	12.6%
Communication Services	10.6%
Consumer Discretionary	10.1%
Health Care	9.5%
Industrials	8.8%
Consumer Staples	4.6%
Energy	4.4%
Utilities	2.6%
Materials	2.0%
Real Estate	1.5%
Cash and Cash Equivalents	0.1%

TOP 10 HOLDINGS (as a % of Net Assets)
Apple, Inc.	7.7%
NVIDIA Corp.	7.5%
Microsoft Corp.	5.6%
Amazon.com, Inc.	3.7%
Alphabet, Inc. - Class A	3.4%
Alphabet, Inc. - Class C	2.7%
Broadcom, Inc.	2.6%
Meta Platforms, Inc. - Class A	2.2%
Tesla, Inc.	1.9%
Berkshire Hathaway, Inc. - Class B	1.8%

Availability of Additional Information
For additional information about the Fund, including its prospectus, financial information, holdings, and proxy information, visit https://funds.alphaarchitect.com/aaeq/ . You can also request information by calling (215) 882-9983.
Householding
Householding is an option available to certain investors of the Fund. Householding is a method of delivery, based on the preference of the individual investor, in which a single copy of certain shareholder documents can be delivered to investors who share the same address, even if their accounts are registered under different names. Householding for the Fund is available through certain broker-dealers. If you are interested in enrolling in householding and receiving a single copy of prospectuses and other shareholder documents or you are currently enrolled in householding and wish to change your householding status, please contact your broker-dealer.
Semi-Annual Shareholder Report: March 31, 2026

Alpha Architect US Equity 3 ETF Ticker: AAUA Listed on: The Nasdaq Stock Market LLC	March 31, 2026 Semi-Annual Shareholder Report https://funds.alphaarchitect.com/aaua/

This semi-annual shareholder report contains important information about the Alpha Architect US Equity 3 ETF (the “Fund”) for the period of March 18, 2026 to March 31, 2026 (the “Period”). You can find additional information about the Fund at https://funds.alphaarchitect.com/aaua/. You can also request this information by contacting us at (215) 882-9983 .

WHAT WERE THE FUND COSTS FOR THE PERIOD? (based on a hypothetical $10,000 investment)
COST OF $10,000 INVESTMENT	COST PAID AS A PERCENTAGE OF $10,000 INVESTMENT
$1	0.15%

KEY FUND STATISTICS (as of Period End)
Net Assets	$321,730,372	Portfolio Turnover Rate*	0%
# of Portfolio Holdings	826	Advisory Fees Paid	$17,241
*Portfolio turnover is not annualized and is calculated without regard to short-term securities having a maturity of less than one year. Excludes impact of in-kind transactions.

INVESTMENT WEIGHTING (as a % of Net Assets)
Information Technology	34.1%
Consumer Discretionary	9.2%
Industrials	9.1%
Financials	9.1%
Communication Services	8.9%
Health Care	8.3%
Consumer Staples	3.0%
Energy	2.2%
Utilities	1.0%
Materials	0.7%
Real Estate	0.3%
Exchange Traded Funds	14.1%

TOP 10 HOLDINGS (as a % of Net Assets)
Apple, Inc.	7.8%
NVIDIA Corp.	7.0%
Microsoft Corp.	3.5%
Meta Platforms, Inc. - Class A	3.5%
Broadcom, Inc.	3.3%
Alphabet, Inc. - Class C	2.8%
State Street SPDR S&P 500 ETF Trust	2.7%
Alpha Architect US Equity ETF	2.5%
Carvana Co.	2.2%
Amazon.com, Inc.	1.8%

Availability of Additional Information
For additional information about the Fund, including its prospectus, financial information, holdings, and proxy information, visit https://funds.alphaarchitect.com/aaua/. You can also request information by calling (215) 882-9983.
Householding
Householding is an option available to certain investors of the Fund. Householding is a method of delivery, based on the preference of the individual investor, in which a single copy of certain shareholder documents can be delivered to investors who share the same address, even if their accounts are registered under different names. Householding for the Fund is available through certain broker-dealers. If you are interested in enrolling in householding and receiving a single copy of prospectuses and other shareholder documents or you are currently enrolled in householding and wish to change your householding status, please contact your broker-dealer.
Semi-Annual Shareholder Report: March 31, 2026

Alpha Architect US Equity ETF Ticker: AAUS Listed on: The Nasdaq Stock Market LLC	March 31, 2026 Semi-Annual Shareholder Report https://funds.alphaarchitect.com/aaus/

This semi-annual shareholder report contains important information about the Alpha Architect US Equity ETF (the “Fund”) for the period of October 1, 2025 to March 31, 2026 (the “Period”). You can find additional information about the Fund at https://funds.alphaarchitect.com/aaus/. You can also request this information by contacting us at (215) 882-9983.

WHAT WERE THE FUND COSTS FOR THE PERIOD? (based on a hypothetical $10,000 investment)
COST OF $10,000 INVESTMENT	COST PAID AS A PERCENTAGE OF $10,000 INVESTMENT
$7	0.15%

KEY FUND STATISTICS (as of Period End)
Net Assets	$463,091,702	Portfolio Turnover Rate*	38%
# of Portfolio Holdings	306	Advisory Fees Paid	$363,765
*Portfolio turnover is not annualized and is calculated without regard to short-term securities having a maturity of less than one year. Excludes impact of in-kind transactions.

SECTOR WEIGHTING (as a % of Net Assets)
Information Technology	35.4%
Financials	12.8%
Communication Services	12.1%
Health Care	9.2%
Consumer Discretionary	8.9%
Industrials	7.2%
Consumer Staples	5.8%
Energy	4.3%
Utilities	1.8%
Materials	1.2%
Real Estate	0.8%
Cash and Cash Equivalents	0.5%

TOP 10 HOLDINGS (as a % of Net Assets)
Apple, Inc.	8.5%
NVIDIA Corp.	7.4%
Microsoft Corp.	6.5%
Alphabet, Inc. - Class A	3.9%
Amazon.com, Inc.	3.7%
Alphabet, Inc. - Class C	3.1%
Broadcom, Inc.	2.6%
Meta Platforms, Inc.	2.3%
Berkshire Hathaway, Inc. - Class B	2.0%
JPMorgan Chase & Co.	1.9%

Availability of Additional Information
For additional information about the Fund, including its prospectus, financial information, holdings, and proxy information, visit https://funds.alphaarchitect.com/aaus/. You can also request information by calling (215) 882-9983.
Householding
Householding is an option available to certain investors of the Fund. Householding is a method of delivery, based on the preference of the individual investor, in which a single copy of certain shareholder documents can be delivered to investors who share the same address, even if their accounts are registered under different names. Householding for the Fund is available through certain broker-dealers. If you are interested in enrolling in householding and receiving a single copy of prospectuses and other shareholder documents or you are currently enrolled in householding and wish to change your householding status, please contact your broker-dealer.
Semi-Annual Shareholder Report: March 31, 2026

(b) Not applicable.

Item 2. Code of Ethics.

Not applicable for semi-annual reports.

Item 3. Audit Committee Financial Expert.

Not applicable for semi-annual reports.

Item 4. Principal Accountant Fees and Services.

Not applicable for semi-annual reports.

Item 5. Audit Committee of Listed Registrants.

Not applicable for semi-annual reports.

Item 6. Investments

(a)

ALPHA ARCHITECT 1-3 MONTH BOX ETF
SCHEDULE OF INVESTMENTS
March 31, 2026 (Unaudited)

	Notional Amount	Contracts	Value
PURCHASED OPTIONS - 100.3% (a)
Call Options - 6.5% (b)(c)(d)(g)
Invesco QQQ Trust Series 1, Expiration: 06/30/2026; Exercise Price: $10,005.01	$1,500,668	26	$260
State Street SPDR S&P 500 ETF Trust, Expiration: 06/18/2026; Exercise Price: $10.01	704,058,084	10,826	691,185,970
Total Call Options			691,186,230

Put Options - 93.8% (b)(c)(d)(g)
Invesco QQQ Trust Series 1, Expiration: 06/30/2026; Exercise Price: $15.01	1,500,668	26	260
State Street SPDR S&P 500 ETF Trust, Expiration: 06/18/2026; Exercise Price: $10,010.01	704,058,084	10,826	10,038,679,150
Total Put Options			10,038,679,410
TOTAL PURCHASED OPTIONS (Cost $10,699,696,489)			10,729,865,640

SHORT-TERM INVESTMENTS
MONEY MARKET FUNDS - 0.0% (e)		Shares
First American Government Obligations Fund - Class X, 3.58% (f)		4,318,966	4,318,966
TOTAL MONEY MARKET FUNDS (Cost $4,318,966)			4,318,966

TOTAL INVESTMENTS - 100.3% (Cost $10,704,015,455)			$10,734,184,606
Liabilities in Excess of Other Assets - (0.3)%			(29,803,466)
TOTAL NET ASSETS - 100.0%			$10,704,381,140
Percentages are stated as a percent of net assets.

(a)	Non-income producing security.
(b)	100 shares per contract.
(c)	Exchange-traded.
(d)	Held in connection with written option contracts. See Schedule of Written Options for further information.
(e)	Represents less than 0.05% of net assets.
(f)	The rate shown represents the 7-day annualized yield as of March 31, 2026.
(g)	FLexible EXchange® Options.

The accompanying notes are an integral part of these financial statements.

ALPHA ARCHITECT 1-3 MONTH BOX ETF
SCHEDULE OF WRITTEN OPTIONS
March 31, 2026 (Unaudited)

	Notional Amount	Contracts	Value
WRITTEN OPTIONS - (0.2)%
Call Options - (0.0)% (a)(b)(c)(d)
Invesco QQQ Trust Series 1, Expiration: 06/30/2026; Exercise Price: $15.01	$(1,500,668)	(26)	$(1,459,276)
State Street SPDR S&P 500 ETF Trust, Expiration: 06/18/2026; Exercise Price: $10,010.01	(704,058,084)	(10,826)	(108,260)
Total Call Options			(1,567,536)

Put Options - (0.2)% (a)(b)(d)
Invesco QQQ Trust Series 1, Expiration: 06/30/2026; Exercise Price: $10,005.01	(1,500,668)	(26)	(24,258,104)
State Street SPDR S&P 500 ETF Trust, Expiration: 06/18/2026; Exercise Price: $10.01	(704,058,084)	(10,826)	(108,260)
Total Put Options			(24,366,364)
TOTAL WRITTEN OPTIONS (Premiums received $25,721,923)			$(25,933,900)

Percentages are stated as a percent of net assets.

(a)	100 shares per contract.
(b)	Exchange-traded.
(c)	Represents less than (0.05)% of net assets.
(d)	FLexible EXchange® Options.

The accompanying notes are an integral part of these financial statements.

ALPHA ARCHITECT AGGREGATE BOND ETF
SCHEDULE OF INVESTMENTS
March 31, 2026 (Unaudited)

	Notional Amount	Contracts	Value
PURCHASED OPTIONS - 97.8% (a)
Call Options - 74.2% (b)(c)(d)(f)
iShares Core U.S. Aggregate Bond ETF, Expiration: 09/18/2026; Exercise Price: $25.01	$15,585,390	1,570	$11,441,171
State Street SPDR S&P 500 ETF Trust, Expiration: 06/18/2026; Exercise Price: $10.01	260,136	4	255,380
Total Call Options			11,696,551

Put Options - 23.6% (b)(c)(d)(f)
State Street SPDR S&P 500 ETF Trust, Expiration: 06/18/2026; Exercise Price: $10,010.01	260,136	4	3,709,100
TOTAL PURCHASED OPTIONS (Cost $15,456,308)			15,405,651

SHORT-TERM INVESTMENTS
MONEY MARKET FUNDS - 2.1%		Shares
First American Government Obligations Fund - Class X, 3.58% (e)		338,716	338,716
TOTAL MONEY MARKET FUNDS (Cost $338,716)			338,716

TOTAL INVESTMENTS - 99.9% (Cost $15,795,024)			$15,744,367
Other Assets in Excess of Liabilities - 0.1%			15,626
TOTAL NET ASSETS - 100.0%			$15,759,993

Percentages are stated as a percent of net assets.

(a)	Non-income producing security.
(b)	100 shares per contract.
(c)	Exchange-traded.
(d)	Held in connection with written option contracts. See Schedule of Written Options for further information.
(e)	The rate shown represents the 7-day annualized yield as of March 31, 2026.
(f)	FLexible EXchange® Options.

The accompanying notes are an integral part of these financial statements.

ALPHA ARCHITECT AGGREGATE BOND ETF
SCHEDULE OF WRITTEN OPTIONS
March 31, 2026 (Unaudited)

	Notional Amount	Contracts	Value
WRITTEN OPTIONS - (0.0)%
Call Options - (0.0)% (a)(b)(c)(d)
State Street SPDR S&P 500 ETF Trust, Expiration: 06/18/2026; Exercise Price: $10,010.01	$(260,136)	(4)	$(40)

Put Options - (0.0)% (a)(b)(c)(d)
State Street SPDR S&P 500 ETF Trust, Expiration: 06/18/2026; Exercise Price: $10.01	(260,136)	(4)	(40)
TOTAL WRITTEN OPTIONS (Premiums received $20)			$(80)

Percentages are stated as a percent of net assets.

(a)	Represents less than (0.05)% of net assets.
(b)	Exchange-traded.
(c)	100 shares per contract.
(d)	FLexible EXchange® Options.

The accompanying notes are an integral part of these financial statements.

ALPHA ARCHITECT GLOBAL FACTOR EQUITY ETF
SCHEDULE OF INVESTMENTS
March 31, 2026 (Unaudited)

	Shares	Value
EXCHANGE TRADED FUNDS - 99.6%
Alpha Architect International Quantitative Momentum ETF (a)(b)	155,991	$6,212,872
Alpha Architect International Quantitative Value ETF (a)(b)	170,328	5,784,322
Alpha Architect US Quantitative Momentum ETF (b)	58,602	4,003,103
Alpha Architect US Quantitative Value ETF (b)	88,424	4,610,551
TOTAL EXCHANGE TRADED FUNDS (Cost $15,972,478)		20,610,848

SHORT-TERM INVESTMENTS
MONEY MARKET FUNDS - 0.3%
First American Government Obligations Fund - Class X, 3.58% (c)	70,000	70,000
TOTAL MONEY MARKET FUNDS (Cost $70,000)		70,000

TOTAL INVESTMENTS - 99.9% (Cost $16,042,478)		$20,680,848
Other Assets in Excess of Liabilities - 0.1%		23,506
TOTAL NET ASSETS - 100.0%		$20,704,354

Percentages are stated as a percent of net assets.

(a)
Fair value of this security exceeds 25% of the Fund’s net assets.  Additional information for this security, including the financial statements, is available from the SEC’s EDGAR database at www.sec.gov.

(b)	Affiliated security as defined by the Investment Company Act of 1940.
(c)	The rate shown represents the 7-day annualized yield as of March 31, 2026.

The accompanying notes are an integral part of these financial statements.

ALPHA ARCHITECT HIGH INFLATION AND DEFLATION ETF
SCHEDULE OF INVESTMENTS
March 31, 2026 (Unaudited)

	Shares	Value
EXCHANGE TRADED FUNDS - 98.7%
GraniteShares Bloomberg Commodity Broad Strategy no K-1 ETF (a)	1,005,490	$26,409,195
Schwab Intermediate-Term U.S. Treasury ETF (a)	1,933,622	48,166,524
Vanguard Real Estate ETF	231,112	20,499,635
TOTAL EXCHANGE TRADED FUNDS (Cost $91,863,540)		95,075,354

SHORT-TERM INVESTMENTS
MONEY MARKET FUNDS - 1.1%
First American Government Obligations Fund - Class X, 3.58% (b)	1,033,278	1,033,278
TOTAL MONEY MARKET FUNDS (Cost $1,033,278)		1,033,278

TOTAL INVESTMENTS - 99.8% (Cost $92,896,818)		$96,108,632
Other Assets in Excess of Liabilities - 0.2%		206,491
TOTAL NET ASSETS - 100.0%		$96,315,123

Percentages are stated as a percent of net assets.

(a)
Fair value of this security exceeds 25% of the Fund’s net assets.  Additional information for this security, including the financial statements, is available from the SEC’s EDGAR database at www.sec.gov.

(b)	The rate shown represents the 7-day annualized yield as of March 31, 2026.

The accompanying notes are an integral part of these financial statements.

ALPHA ARCHITECT INTERNATIONAL QUANTITATIVE MOMENTUM ETF
SCHEDULE OF INVESTMENTS
March 31, 2026 (Unaudited)

	Shares	Value
COMMON STOCKS - 99.6%
Australia - 16.6%
ALS Ltd.	193,194	$2,772,520
Capricorn Metals Ltd.	378,067	2,869,321
Codan Ltd.	119,366	2,574,467
Emerald Resources NL (a)	766,642	2,840,434
Lynas Rare Earths Ltd. (a)	192,425	2,517,199
Northern Star Resources Ltd.	208,295	2,926,000
Perseus Mining Ltd.	782,164	2,779,219
Regis Resources Ltd.	617,225	2,831,933
		22,111,093

Cayman Islands - 1.9%
ASMPT Ltd.	196,140	2,483,893

Finland - 2.0%
Wartsila OYJ Abp	73,562	2,696,208

France - 2.0%
Exosens SAS	37,921	2,682,469

Germany - 5.9%
Aurubis AG	14,915	2,585,938
Siemens Energy AG	15,875	2,610,175
Verbio SE (a)	49,324	2,611,123
		7,807,236

Hong Kong - 2.0%
Sun Hung Kai Properties Ltd.	161,877	2,667,259

Israel - 15.7%
Doral Group Renewable Energy Resources Ltd. (a)	142,977	2,678,744
Elbit Systems Ltd.	3,092	2,593,138
Enlight Renewable Energy Ltd. (a)	39,053	2,599,559
Mega Or Holdings Ltd.	17,084	2,719,922
OPC Energy Ltd. (a)	76,806	2,652,778
Tel Aviv Stock Exchange Ltd.	59,616	2,627,859
Tower Semiconductor Ltd. (a)	14,900	2,552,756
Turpaz Industries Ltd. (a)	125,470	2,492,002
		20,916,758

Italy - 5.9%
BPER Banca SpA	211,137	2,717,429

The accompanying notes are an integral part of these financial statements.

ALPHA ARCHITECT INTERNATIONAL QUANTITATIVE MOMENTUM ETF
SCHEDULE OF INVESTMENTS
March 31, 2026 (Unaudited)

	Shares	Value
Italgas SpA	225,651	$2,616,024
Technoprobe SpA (a)	152,823	2,522,438
		7,855,891

Japan - 13.4%
Food & Life Cos. Ltd.	43,676	2,551,127
Kajima Corp.	70,147	2,610,871
Kandenko Co. Ltd.	68,530	2,531,255
Nippon Electric Glass Co. Ltd.	68,600	2,555,886
Shimizu Corp.	145,684	2,545,029
Sumitomo Pharma Co. Ltd. (a)	196,928	2,575,370
Tokyo Ohka Kogyo Co. Ltd.	53,400	2,480,481
		17,850,019

Luxembourg - 2.0%
Millicom International Cellular SA	34,906	2,615,856

Netherlands - 2.0%
Koninklijke BAM Groep NV	271,746	2,705,964

Norway - 6.2%
Frontline PLC	79,369	2,766,803
Hoegh Autoliners ASA	193,707	2,778,703
Wallenius Wilhelmsen ASA	216,347	2,721,402
		8,266,908

Singapore - 2.0%
Keppel Ltd.	287,941	2,635,969

South Africa - 2.0%
Pan African Resources PLC	1,438,171	2,653,550

Spain - 10.1%
Acciona SA	10,188	2,623,661
Indra Sistemas SA	50,878	2,778,072
Laboratorios Farmaceuticos Rovi SA	29,202	2,725,578
Solaria Energia y Medio Ambiente SA (a)	95,368	2,612,490
Tecnicas Reunidas SA (a)	77,356	2,723,500
		13,463,301

Switzerland - 4.0%
Accelleron Industries AG	30,091	2,681,320

The accompanying notes are an integral part of these financial statements.

ALPHA ARCHITECT INTERNATIONAL QUANTITATIVE MOMENTUM ETF
SCHEDULE OF INVESTMENTS
March 31, 2026 (Unaudited)

	Shares	Value
Glencore PLC	349,761	$2,617,930
		5,299,250

United Kingdom - 5.9%
Babcock International Group PLC	170,825	2,618,268
SSE PLC	76,288	2,620,279
Zegona Communications PLC	120,606	2,617,983
		7,856,530
TOTAL COMMON STOCKS (Cost $123,122,742)		132,568,154

SHORT-TERM INVESTMENTS
MONEY MARKET FUNDS - 1.1%
First American Government Obligations Fund - Class X, 3.58% (b)	1,411,444	1,411,444
TOTAL MONEY MARKET FUNDS (Cost $1,411,444)		1,411,444

TOTAL INVESTMENTS - 100.7% (Cost $124,534,186)		$133,979,598
Liabilities in Excess of Other Assets - (0.7)%		(937,471)
TOTAL NET ASSETS - 100.0%		$133,042,127

Percentages are stated as a percent of net assets.

PLC - Public Limited Company

(a)	Non-income producing security.
(b)	The rate shown represents the 7-day annualized yield as of March 31, 2026.

The accompanying notes are an integral part of these financial statements.

ALPHA ARCHITECT INTERNATIONAL QUANTITATIVE VALUE ETF
SCHEDULE OF INVESTMENTS
March 31, 2026 (Unaudited)

	Shares	Value
COMMON STOCKS - 96.6%
Australia - 18.2%
BHP Group Ltd.	111,956	$3,892,328
Fortescue Ltd.	279,308	3,913,912
JB Hi-Fi Ltd.	74,622	3,728,577
Metcash Ltd.	1,855,027	3,788,434
Perseus Mining Ltd.	1,141,530	4,056,134
Qantas Airways Ltd.	667,361	3,853,932
Regis Resources Ltd.	900,829	4,133,156
Rio Tinto Ltd.	36,802	4,098,957
Vault Minerals Ltd.	1,424,065	4,097,166
		35,562,596

Austria - 2.0%
OMV AG	55,027	4,019,726

China - 1.9%
Yangzijiang Shipbuilding Holdings Ltd.	1,298,476	3,817,562

France - 4.0%
Air France-KLM (a)	385,367	3,811,978
Eiffage SA	26,056	3,949,841
		7,761,819

Germany - 5.9%
Aurubis AG	21,453	3,719,485
Freenet AG	129,931	3,967,795
TUI AG	508,510	3,886,296
		11,573,576

Italy - 2.0%
Buzzi SpA	78,528	3,910,244

Japan - 44.7% (b)
Aisin Corp.	272,553	3,723,228
Asahi Kasei Corp.	396,100	3,766,201
Bridgestone Corp.	186,932	3,848,063
Hitachi Construction Machinery Co. Ltd.	112,163	3,725,221
Inpex Corp.	126,900	3,740,513
Japan Airlines Co. Ltd.	231,549	3,734,285
Komatsu Ltd.	96,127	3,642,051
Kuraray Co. Ltd.	381,100	3,960,962
Kyowa Kirin Co. Ltd.	243,300	3,952,159

The accompanying notes are an integral part of these financial statements.

ALPHA ARCHITECT INTERNATIONAL QUANTITATIVE VALUE ETF
SCHEDULE OF INVESTMENTS
March 31, 2026 (Unaudited)

	Shares	Value
Makita Corp.	119,387	$3,819,210
Nippon Paint Holdings Co. Ltd.	625,800	3,849,318
Niterra Co. Ltd.	80,418	3,662,020
Otsuka Corp.	206,300	3,926,986
Sekisui Chemical Co. Ltd.	233,812	3,840,024
Sekisui House Ltd.	175,100	3,883,633
Shimamura Co. Ltd.	187,567	3,900,136
Subaru Corp.	239,087	3,741,360
Sumitomo Rubber Industries Ltd.	297,500	3,789,397
Suntory Beverage & Food Ltd.	139,715	3,950,104
Suzuki Motor Corp.	321,631	3,800,882
Tosoh Corp.	260,121	3,791,877
Toyo Tire Corp.	165,700	3,752,407
Yokohama Rubber Co. Ltd.	100,312	3,679,255
		87,479,292

Luxembourg - 2.0%
Tenaris SA	132,641	3,909,503

Netherlands - 2.0%
Signify NV (c)	184,579	3,853,041

Norway - 4.1%
Aker BP ASA	106,657	3,977,511
Equinor ASA	94,151	4,087,730
		8,065,241

Portugal - 2.0%
Galp Energia SGPS SA	164,650	3,998,447

Spain - 1.9%
Acciona SA	14,670	3,777,886

Sweden - 2.0%
Telefonaktiebolaget LM Ericsson - Class B	346,485	3,890,643

United Kingdom - 3.9%
easyJet PLC	831,439	3,819,786
Imperial Brands PLC	95,095	3,847,753
		7,667,539
TOTAL COMMON STOCKS (Cost $179,098,184)		189,287,115

The accompanying notes are an integral part of these financial statements.

ALPHA ARCHITECT INTERNATIONAL QUANTITATIVE VALUE ETF
SCHEDULE OF INVESTMENTS
March 31, 2026 (Unaudited)

	Shares	Value
PREFERRED STOCKS - 2.0%
Germany - 2.0%
Henkel AG & Co. KGaA, 0.00%	50,561	$3,874,652
TOTAL PREFERRED STOCKS (Cost $3,906,145)		3,874,652

SHORT-TERM INVESTMENTS
MONEY MARKET FUNDS - 4.3%
First American Government Obligations Fund - Class X, 3.58% (d)	8,352,409	8,352,409
TOTAL MONEY MARKET FUNDS (Cost $8,352,409)		8,352,409

TOTAL INVESTMENTS - 102.9% (Cost $191,356,738)		$201,514,176
Liabilities in Excess of Other Assets - (2.9)%		(5,599,977)
TOTAL NET ASSETS - 100.0%		$195,914,199

Percentages are stated as a percent of net assets.

PLC - Public Limited Company

(a)	Non-income producing security.
(b)
To the extent that the Fund invests a significant portion of its assets in the securities of companies of a single country or region, it is more likely to be impacted by events or conditions affecting such country or region.

(c)
Security is exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may only be resold in transactions exempt from registration to qualified institutional investors. As of March 31, 2026, the value of these securities total $3,853,041 or 2.0% of the Fund’s net assets.

(d)	The rate shown represents the 7-day annualized yield as of March 31, 2026.

The accompanying notes are an integral part of these financial statements.

ALPHA ARCHITECT TAIL RISK ETF
SCHEDULE OF INVESTMENTS
March 31, 2026 (Unaudited)

	Notional Amount	Contracts	Value
PURCHASED OPTIONS - 116.9% (a)
Call Options - 6.1%
State Street SPDR S&P 500 ETF Trust, Expiration: 06/18/2026; Exercise Price: $10.01 (b)(c)(d)(f)	$ 42,011,964	646	$41,243,870

Put Options - 110.8% (b)(c)(d)
S&P 500 Index
Expiration: 04/02/2026; Exercise Price: $6,400.00	338,177,336	518	564,620
Expiration: 04/17/2026; Exercise Price: $2,500.00	4,499,455,984	6,892	51,690
Expiration: 05/15/2026; Exercise Price: $2,500.00	90,093,576	138	6,900
Expiration: 06/18/2026; Exercise Price: $2,500.00	7,529,994,968	11,534	2,306,800
Expiration: 06/18/2026; Exercise Price: $12,000.00	165,171,556	253	136,126,650
Expiration: 07/17/2026; Exercise Price: $2,500.00	702,468,752	1,076	425,020
State Street SPDR S&P 500 ETF Trust, Expiration: 06/18/2026; Exercise Price: $10,010.01(f)	42,011,964	646	599,019,650
Total Put Options			738,501,330
TOTAL PURCHASED OPTIONS (Cost $784,433,187)			779,745,200

SHORT-TERM INVESTMENTS
MONEY MARKET FUNDS - 0.1%		Shares
First American Government Obligations Fund - Class X, 3.58% (e)		338,061	338,061
TOTAL MONEY MARKET FUNDS (Cost $338,061)			338,061

TOTAL INVESTMENTS - 117.0% (Cost $784,771,248)			$780,083,261
Liabilities in Excess of Other Assets - (17.0)%			(112,865,178)
TOTAL NET ASSETS - 100.0%			$667,218,083

Percentages are stated as a percent of net assets.

(a)	Non-income producing security.
(b)	Held in connection with written option contracts. See Schedule of Written Options for further information.
(c)	Exchange-traded.
(d)	100 shares per contract.
(e)	The rate shown represents the 7-day annualized yield as of March 31, 2026.
(f)	FLexible EXchange® Options.

The accompanying notes are an integral part of these financial statements.

ALPHA ARCHITECT TAIL RISK ETF
SCHEDULE OF WRITTEN OPTIONS
March 31, 2026 (Unaudited)

	Notional Amount	Contracts	Value
WRITTEN OPTIONS - (16.9)%
Call Options - (0.0)% (a)
State Street SPDR S&P 500 ETF Trust, Expiration: 06/18/2026; Exercise Price: $10,010.01 (b)(c)(d)	$(42,011,964)	(646)	$(6,460)

Put Options - (16.9)% (b)(c)
S&P 500 Index
Expiration: 04/02/2026; Exercise Price: $6,480.00	(338,177,336)	(518)	(1,463,350)
Expiration: 06/18/2026; Exercise Price: $11,000.00	(165,171,556)	(253)	(111,050,555)
State Street SPDR S&P 500 ETF Trust, Expiration: 06/18/2026; Exercise Price: $10.01(d)	(42,011,964)	(646)	(6,460)
Total Put Options			(112,520,365)
TOTAL WRITTEN OPTIONS (Premiums received $118,842,160)			$(112,526,825)

Percentages are stated as a percent of net assets.

(a)	Represents less than 0.05% of net assets.
(b)	Exchange-traded.
(c)	100 shares per contract.
(d)	FLexible EXchange® Options.

The accompanying notes are an integral part of these financial statements.

ALPHA ARCHITECT U.S. QUANTITATIVE MOMENTUM ETF
SCHEDULE OF INVESTMENTS
March 31, 2026 (Unaudited)

	Shares	Value
COMMON STOCKS - 99.8%
Communication Services - 4.0%
Cable & Satellite - 2.0%
EchoStar Corp. - Class A (a)	64,270	$7,524,089

Interactive Media & Services - 2.0%
Alphabet, Inc. - Class A	26,050	7,490,938
Total Communication Services		15,015,027

Consumer Discretionary - 7.9%
Apparel, Accessories & Luxury Goods - 1.9%
Tapestry, Inc.	51,839	7,315,001

Automotive Parts & Equipment - 2.0%
BorgWarner, Inc.	135,770	7,366,880

Hotels, Resorts & Cruise Lines - 2.0%
Viking Holdings Ltd. (a)	104,355	7,668,006

Other Specialty Retail - 2.0%
Five Below, Inc. (a)	32,411	7,405,265
Total Consumer Discretionary		29,755,152

Consumer Staples - 2.0%
Consumer Staples Merchandise Retail - 2.0%
Dollar Tree, Inc. (a)	67,253	7,364,876

Energy - 5.8%
Coal & Consumable Fuels - 2.1%
Energy Fuels, Inc. (a)	431,022	7,866,151

Oil & Gas Equipment & Services - 1.9%
TechnipFMC PLC	104,728	7,239,847

Oil & Gas Refining & Marketing - 1.8%
PBF Energy, Inc. - Class A	141,948	6,759,564
Total Energy		21,865,562

Health Care - 9.9%
Biotechnology - 8.0%
Arrowhead Pharmaceuticals, Inc. (a)	124,631	7,814,364
Insmed, Inc. (a)	46,154	7,547,102
Ionis Pharmaceuticals, Inc. (a)	98,763	7,416,114

The accompanying notes are an integral part of these financial statements.

ALPHA ARCHITECT U.S. QUANTITATIVE MOMENTUM ETF
SCHEDULE OF INVESTMENTS
March 31, 2026 (Unaudited)

	Shares	Value
Roivant Sciences Ltd. (a)	274,159	$7,594,204
		30,371,784
Health Care Facilities - 1.9%
Tenet Healthcare Corp. (a)	37,665	7,107,762
Total Health Care		37,479,546

Industrials - 40.0% (b)
Aerospace & Defense - 19.9%
ATI, Inc. (a)	52,189	7,591,412
BWX Technologies, Inc.	37,506	7,669,602
Carpenter Technology Corp.	19,019	7,496,339
Curtiss-Wright Corp.	11,282	7,684,396
Howmet Aerospace, Inc.	32,087	7,394,770
Huntington Ingalls Industries, Inc.	19,297	7,330,930
Karman Holdings, Inc. (a)	92,879	7,434,964
Kratos Defense & Security Solutions, Inc. (a)	108,803	7,671,699
Moog, Inc. - Class A	25,116	7,349,946
Woodward, Inc.	20,978	7,508,446
		75,132,504
Air Freight & Logistics - 1.9%
CH Robinson Worldwide, Inc.	43,802	7,274,198

Construction & Engineering - 8.0%
Comfort Systems USA, Inc.	5,609	7,734,755
Dycom Industries, Inc. (a)	21,849	7,402,878
EMCOR Group, Inc.	10,202	7,532,239
MasTec, Inc. (a)	23,455	7,546,412
		30,216,284
Construction Machinery & Heavy Transportation Equipment - 4.0%
Caterpillar, Inc.	10,646	7,542,265
Cummins, Inc.	13,872	7,463,414
		15,005,679
Electrical Components & Equipment - 2.2%
Vicor Corp. (a)	51,233	8,248,513

Heavy Electrical Equipment - 2.0%
GE Vernova, Inc.	8,776	7,660,570

Trading Companies & Distributors - 2.0%
WESCO International, Inc.	27,699	7,579,000
Total Industrials		151,116,748

The accompanying notes are an integral part of these financial statements.

ALPHA ARCHITECT U.S. QUANTITATIVE MOMENTUM ETF
SCHEDULE OF INVESTMENTS
March 31, 2026 (Unaudited)

	Shares	Value
Information Technology - 18.1%
Communications Equipment - 2.0%
Viavi Solutions, Inc. (a)	228,343	$7,599,255

Electronic Components - 4.0%
Amphenol Corp. - Class A	59,858	7,563,058
Corning, Inc.	55,802	7,587,398
		15,150,456
Electronic Equipment & Instruments - 2.0%
Keysight Technologies, Inc. (a)	26,544	7,495,229

Electronic Manufacturing Services - 4.1%
Flex Ltd. (a)	117,595	7,697,769
Jabil, Inc.	28,901	7,676,973
		15,374,742
Semiconductor Materials & Equipment - 2.0%
Applied Materials, Inc.	22,051	7,536,811

Semiconductors - 4.0%
Broadcom, Inc.	24,402	7,552,663
MACOM Technology Solutions Holdings, Inc. (a)	34,281	7,612,782
		15,165,445
Total Information Technology		68,321,938

Materials - 10.2%
Copper - 2.1%
Southern Copper Corp.	44,937	7,731,907

Gold - 6.1%
Anglogold Ashanti PLC	78,025	7,596,514
Coeur Mining, Inc. (a)	432,405	8,116,242
Newmont Corp.	69,074	7,477,260
		23,190,016
Silver - 2.0%
Hecla Mining Co.	414,437	7,720,961
Total Materials		38,642,884

Utilities - 1.9%
Independent Power Producers & Energy Traders - 1.9%
Talen Energy Corp. (a)	22,428	7,159,690
TOTAL COMMON STOCKS (Cost $353,897,282)		376,721,423

The accompanying notes are an integral part of these financial statements.

ALPHA ARCHITECT U.S. QUANTITATIVE MOMENTUM ETF
SCHEDULE OF INVESTMENTS
March 31, 2026 (Unaudited)

	Shares	Value
SHORT-TERM INVESTMENTS
MONEY MARKET FUNDS - 0.2%
First American Government Obligations Fund - Class X, 3.58% (c)	745,937	$745,937
TOTAL MONEY MARKET FUNDS (Cost $745,937)		745,937

TOTAL INVESTMENTS - 100.0% (Cost $354,643,219)		$377,467,360
Liabilities in Excess of Other Assets - (0.0)% (d)		(9,093)
TOTAL NET ASSETS - 100.0%		$377,458,267

Percentages are stated as a percent of net assets.

PLC - Public Limited Company

(a)	Non-income producing security.
(b)
To the extent that the Fund invests more heavily in a particular industry or sector of the economy, its performance will be especially sensitive to developments that significantly affect those industries or sectors.

(c)	The rate shown represents the 7-day annualized yield as of March 31, 2026.
(d)	Represents less than 0.05% of net assets.

The Global Industry Classification Standard (“GICS®”) was developed by and/or is the exclusive property of MSCI, Inc. and Standard & Poor’s Financial Services LLC (“S&P”). GICS is a service mark of MSCI, Inc. and S&P and has been licensed for use by U.S. Bank Global Fund Services.

The accompanying notes are an integral part of these financial statements.

ALPHA ARCHITECT U.S. QUANTITATIVE VALUE ETF
SCHEDULE OF INVESTMENTS
March 31, 2026 (Unaudited)

	Shares	Value
COMMON STOCKS - 99.9%
Communication Services - 3.9%
Broadcasting - 1.9%
Fox Corp. - Class A	162,162	$9,470,261

Cable & Satellite - 2.0%
Comcast Corp. - Class A	330,000	9,474,300
Total Communication Services		18,944,561

Consumer Discretionary - 30.3% (a)
Apparel Retail - 4.0%
Gap, Inc.	404,838	9,797,080
Urban Outfitters, Inc. (b)	157,972	10,007,526
		19,804,606
Automotive Retail - 2.0%
Group 1 Automotive, Inc.	29,260	9,674,234

Broadline Retail - 2.0%
Macy's, Inc.	545,050	9,859,954

Computer & Electronics Retail - 2.0%
Best Buy Co., Inc.	150,552	9,665,438

Footwear - 2.1%
Deckers Outdoor Corp. (b)	101,607	10,169,845

Homebuilding - 10.0%
DR Horton, Inc.	72,075	9,890,131
NVR, Inc. (b)	1,472	9,700,230
PulteGroup, Inc.	83,983	9,877,241
Taylor Morrison Home Corp. (b)	167,250	9,740,640
Toll Brothers, Inc.	73,186	9,987,693
		49,195,935
Hotels, Resorts & Cruise Lines - 2.1%
Carnival Corp.	400,099	10,354,562

Leisure Products - 2.0%
YETI Holdings, Inc. (b)	273,773	10,017,354

Restaurants - 2.1%
Brinker International, Inc. (b)	70,819	10,110,829

The accompanying notes are an integral part of these financial statements.

ALPHA ARCHITECT U.S. QUANTITATIVE VALUE ETF
SCHEDULE OF INVESTMENTS
March 31, 2026 (Unaudited)

	Shares	Value
Specialized Consumer Services - 2.0%
ADT, Inc.	1,476,598	$9,701,249
Total Consumer Discretionary		148,554,006

Consumer Staples - 7.9%
Agricultural Products & Services - 2.0%
Ingredion, Inc.	84,961	9,571,706

Consumer Staples Merchandise Retail - 2.0%
Target Corp.	80,569	9,764,963

Packaged Foods & Meats - 2.0%
Lamb Weston Holdings, Inc.	235,095	9,935,115

Tobacco - 1.9%
Altria Group, Inc.	142,535	9,405,884
Total Consumer Staples		38,677,668

Energy - 5.8%
Oil & Gas Exploration & Production - 3.9%
ConocoPhillips	71,975	9,500,700
Range Resources Corp.	207,602	9,379,458
		18,880,158
Oil & Gas Refining & Marketing - 1.9%
HF Sinclair Corp.	152,581	9,519,529
Total Energy		28,399,687

Health Care - 11.9%
Biotechnology - 4.0%
Exelixis, Inc. (b)	228,362	9,794,446
United Therapeutics Corp. (b)	16,286	9,657,272
		19,451,718
Health Care Equipment - 2.0%
GE HealthCare Technologies, Inc.	139,277	9,913,737

Health Care Facilities - 1.9%
Tenet Healthcare Corp. (b)	50,435	9,517,589

Health Care Services - 2.0%
Cigna Group	36,978	9,863,882

The accompanying notes are an integral part of these financial statements.

ALPHA ARCHITECT U.S. QUANTITATIVE VALUE ETF
SCHEDULE OF INVESTMENTS
March 31, 2026 (Unaudited)

	Shares	Value
Pharmaceuticals - 2.0%
Pfizer, Inc.	348,130	$9,775,490
Total Health Care		58,522,416

Industrials - 16.2%
Air Freight & Logistics - 2.0%
United Parcel Service, Inc. - Class B	100,476	9,884,829

Building Products - 2.0%
Masco Corp.	162,727	9,823,829

Construction Machinery & Heavy Transportation Equipment - 2.0%
Allison Transmission Holdings, Inc.	84,530	9,895,082

Industrial Machinery & Supplies & Components - 4.0%
Mueller Industries, Inc.	88,588	9,815,550
Snap-on, Inc.	26,820	9,741,561
		19,557,111
Passenger Airlines - 4.2%
Delta Air Lines, Inc.	151,326	10,060,152
United Airlines Holdings, Inc. (b)	112,556	10,363,031
		20,423,183
Research & Consulting Services - 2.0%
Leidos Holdings, Inc.	62,318	9,691,695
Total Industrials		79,275,729

Information Technology - 14.0%
Application Software - 2.0%
Zoom Communications, Inc. - Class A (b)	122,656	9,860,316

IT Consulting & Other Services - 3.9%
Cognizant Technology Solutions Corp. - Class A	157,764	9,678,821
EPAM Systems, Inc. (b)	70,720	9,575,488
		19,254,309
Semiconductors - 4.0%
First Solar, Inc. (b)	51,926	10,242,923
QUALCOMM, Inc.	75,205	9,684,900
		19,927,823
Systems Software - 2.0%
Gen Digital, Inc.	517,069	9,736,409

The accompanying notes are an integral part of these financial statements.

ALPHA ARCHITECT U.S. QUANTITATIVE VALUE ETF
SCHEDULE OF INVESTMENTS
March 31, 2026 (Unaudited)

	Shares	Value
Technology Distributors - 2.1%
TD SYNNEX Corp.	60,167	$10,150,775
Total Information Technology		68,929,632

Materials - 9.9%
Fertilizers & Agricultural Chemicals - 1.8%
CF Industries Holdings, Inc.	68,996	8,958,440

Gold - 4.1%
Anglogold Ashanti PLC	104,641	10,187,848
Newmont Corp.	92,636	10,027,847
		20,215,695
Metal, Glass & Plastic Containers - 2.0%
Crown Holdings, Inc.	97,091	9,733,373

Specialty Chemicals - 2.0%
PPG Industries, Inc.	92,119	9,845,679
Total Materials		48,753,187
TOTAL COMMON STOCKS (Cost $473,675,966)		490,056,886

SHORT-TERM INVESTMENTS
MONEY MARKET FUNDS - 0.1%
First American Government Obligations Fund - Class X, 3.58% (c)	445,744	445,744
TOTAL MONEY MARKET FUNDS (Cost $445,744)		445,744

TOTAL INVESTMENTS - 100.0% (Cost $474,121,710)		$490,502,630
Other Assets in Excess of Liabilities - 0.0% (d)		199,411
TOTAL NET ASSETS - 100.0%		$490,702,041

Percentages are stated as a percent of net assets.

PLC - Public Limited Company

(a)
To the extent that the Fund invests more heavily in a particular industry or sector of the economy, its performance will be especially sensitive to developments that significantly affect those industries or sectors.

(b)	Non-income producing security.
(c)	The rate shown represents the 7-day annualized yield as of March 31, 2026.
(d)	Represents less than 0.05% of net assets.

The Global Industry Classification Standard (“GICS®”) was developed by and/or is the exclusive property of MSCI, Inc. and Standard & Poor’s Financial Services LLC (“S&P”). GICS is a service mark of MSCI, Inc. and S&P and has been licensed for use by U.S. Bank Global Fund Services.
The accompanying notes are an integral part of these financial statements.

ALPHA ARCHITECT US EQUITY 2 ETF
SCHEDULE OF INVESTMENTS
March 31, 2026 (Unaudited)

	Shares	Value
COMMON STOCKS - 98.5%
Communication Services - 10.6%
Advertising - 0.1%
Omnicom Group, Inc.	3,354	$252,590

Cable & Satellite - 0.1%
Charter Communications, Inc. - Class A (a)	914	197,314

Integrated Telecommunication Services - 0.4%
AT&T, Inc.	63,321	1,835,676

Interactive Home Entertainment - 0.2%
Electronic Arts, Inc.	1,751	356,976
Take-Two Interactive Software, Inc. (a)	1,798	355,105
		712,081
Interactive Media & Services - 8.3%
Alphabet, Inc. - Class A	51,690	14,863,976
Alphabet, Inc. - Class C	41,297	11,846,458
Meta Platforms, Inc. - Class A	16,984	9,717,056
		36,427,490
Movies & Entertainment - 1.3%
Live Nation Entertainment, Inc. (a)	1,567	238,983
Netflix, Inc. (a)	37,127	3,569,761
Walt Disney Co.	15,839	1,526,563
Warner Bros Discovery, Inc. (a)	18,496	507,900
		5,843,207
Wireless Telecommunication Services - 0.2%
T-Mobile US, Inc.	4,161	873,935
Total Communication Services		46,142,293

Consumer Discretionary - 10.1%
Apparel Retail - 0.5%
Ross Stores, Inc.	2,891	626,277
TJX Cos., Inc.	9,652	1,541,425
		2,167,702
Apparel, Accessories & Luxury Goods - 0.0% (b)
Tapestry, Inc.	1,528	215,616

Automobile Manufacturers - 2.1%
Ford Motor Co.	31,086	358,732
General Motors Co.	7,668	571,266
Tesla, Inc. (a)	21,925	8,150,619
		9,080,617
The accompanying notes are an integral part of these financial statements.

ALPHA ARCHITECT US EQUITY 2 ETF
SCHEDULE OF INVESTMENTS
March 31, 2026 (Unaudited)

	Shares	Value
Automotive Retail - 0.3%
AutoZone, Inc. (a)	165	$557,334
Carvana Co. (a)	816	256,534
O'Reilly Automotive, Inc. (a)	7,572	698,971
		1,512,839
Broadline Retail - 3.8%
Amazon.com, Inc. (a)	76,703	15,974,934
eBay, Inc.	4,767	433,892
		16,408,826
Consumer Electronics - 0.1%
Garmin Ltd.	1,655	383,977

Footwear - 0.1%
NIKE, Inc. - Class B	11,992	633,417

Home Improvement Retail - 1.0%
Home Depot, Inc.	9,033	2,970,864
Lowe's Cos., Inc.	5,115	1,208,572
		4,179,436
Homebuilding - 0.2%
DR Horton, Inc.	2,717	372,827
Lennar Corp. - Class A	2,130	184,969
NVR, Inc. (a)	29	191,105
PulteGroup, Inc.	1,920	225,811
		974,712
Homefurnishing Retail - 0.0% (b)
Williams-Sonoma, Inc.	1,165	212,415

Hotels, Resorts & Cruise Lines - 0.9%
Airbnb, Inc. - Class A (a)	3,767	475,697
Booking Holdings, Inc.	290	1,220,993
Carnival Corp.	5,358	138,665
Expedia Group, Inc.	992	229,043
Hilton Worldwide Holdings, Inc.	1,943	590,827
Marriott International, Inc. - Class A	1,991	651,196
Royal Caribbean Cruises Ltd.	1,775	488,445
		3,794,866
Other Specialty Retail - 0.1%
Tractor Supply Co.	3,861	174,903
Ulta Beauty, Inc. (a)	452	236,265
		411,168
Restaurants - 1.0%
Chipotle Mexican Grill, Inc. (a)	13,647	436,841
Darden Restaurants, Inc.	1,151	225,642
The accompanying notes are an integral part of these financial statements.

ALPHA ARCHITECT US EQUITY 2 ETF
SCHEDULE OF INVESTMENTS
March 31, 2026 (Unaudited)

	Shares	Value
DoorDash, Inc. - Class A (a)	3,177	$477,027
McDonald's Corp.	6,336	1,969,165
Starbucks Corp.	10,043	899,752
Yum! Brands, Inc.	2,238	347,964
		4,356,391
Total Consumer Discretionary		44,331,982

Consumer Staples - 4.6%
Agricultural Products & Services - 0.1%
Archer-Daniels-Midland Co.	3,672	266,918

Consumer Staples Merchandise Retail - 2.2%
Costco Wholesale Corp.	3,964	3,949,849
Dollar Tree, Inc. (a)	1,857	203,360
Target Corp.	3,680	446,016
Walmart, Inc.	39,541	4,914,155
		9,513,380
Distillers & Vintners - 0.0% (b)
Constellation Brands, Inc. - Class A	1,433	214,950

Food Retail - 0.1%
Kroger Co.	4,811	348,124

Household Products - 0.9%
Church & Dwight Co., Inc.	1,693	157,991
Colgate-Palmolive Co.	7,942	676,897
Kimberly-Clark Corp.	2,529	243,972
Procter & Gamble Co.	21,219	3,064,872
		4,143,732
Packaged Foods & Meats - 0.1%
Hershey Co.	1,123	233,460
Kraft Heinz Co.	5,761	129,565
Tyson Foods, Inc. - Class A	1,811	116,031
		479,056
Personal Care Products - 0.1%
Estee Lauder Cos., Inc. - Class A	1,352	97,033
Kenvue, Inc.	14,569	251,170
		348,203
Soft Drinks & Non-alcoholic Beverages - 1.1%
Coca-Cola Co.	34,759	2,643,422
Monster Beverage Corp. (a)	7,069	512,220
PepsiCo, Inc.	11,970	1,858,821
		5,014,463
Total Consumer Staples		20,328,826
The accompanying notes are an integral part of these financial statements.

ALPHA ARCHITECT US EQUITY 2 ETF
SCHEDULE OF INVESTMENTS
March 31, 2026 (Unaudited)

	Shares	Value
Energy - 4.4%
Integrated Oil & Gas - 2.4%
Chevron Corp.	16,594	$3,433,299
Exxon Mobil Corp.	37,379	6,341,721
Occidental Petroleum Corp.	7,016	456,040
		10,231,060
Oil & Gas Equipment & Services - 0.3%
Baker Hughes Co.	7,837	478,449
Halliburton Co.	8,171	318,587
SLB Ltd.	12,392	636,825
		1,433,861
Oil & Gas Exploration & Production - 0.7%
ConocoPhillips	10,429	1,376,628
Coterra Energy, Inc.	7,328	257,506
Devon Energy Corp.	6,066	305,241
Diamondback Energy, Inc.	1,388	274,532
EQT Corp.	4,872	310,054
Expand Energy Corp.	2,351	258,093
Texas Pacific Land Corp.	555	263,381
		3,045,435
Oil & Gas Refining & Marketing - 0.4%
Marathon Petroleum Corp.	2,431	593,602
Phillips 66	3,285	598,461
Valero Energy Corp.	2,664	658,221
		1,850,284
Oil & Gas Storage & Transportation - 0.6%
Kinder Morgan, Inc.	19,267	646,023
ONEOK, Inc.	6,196	560,056
Targa Resources Corp.	2,105	527,787
Williams Cos., Inc.	10,889	792,501
		2,526,367
Total Energy		19,087,007

Financials - 12.6%
Asset Management & Custody Banks - 0.9%
Ameriprise Financial, Inc.	966	429,290
Ares Management Corp. - Class A	1,579	172,269
Bank of New York Mellon Corp.	6,222	738,116
Blackrock, Inc.	1,229	1,181,942
Blackstone, Inc.	5,395	620,371
KKR & Co., Inc.	3,747	346,597
Northern Trust Corp.	1,365	190,513
T Rowe Price Group, Inc.	2,264	204,077
		3,883,175
The accompanying notes are an integral part of these financial statements.

ALPHA ARCHITECT US EQUITY 2 ETF
SCHEDULE OF INVESTMENTS
March 31, 2026 (Unaudited)

	Shares	Value
Consumer Finance - 0.2%
Capital One Financial Corp.	4,637	$845,928
Synchrony Financial	3,039	206,713
		1,052,641
Diversified Banks - 3.4%
Bank of America Corp.	59,644	2,907,645
Citigroup, Inc.	15,595	1,768,629
JPMorgan Chase & Co.	23,866	7,020,423
KeyCorp	5,881	117,914
PNC Financial Services Group, Inc.	3,506	729,563
Wells Fargo & Co.	27,616	2,198,510
		14,742,684
Diversified Financial Services - 0.1%
Apollo Global Management, Inc.	2,765	308,076

Financial Exchanges & Data - 1.1%
Cboe Global Markets, Inc.	1,063	298,777
CME Group, Inc.	3,223	951,913
Coinbase Global, Inc. - Class A (a)	1,434	250,391
Intercontinental Exchange, Inc.	5,140	808,419
Moody's Corp.	1,362	594,173
MSCI, Inc.	592	319,094
Nasdaq, Inc.	4,632	393,211
S&P Global, Inc.	2,672	1,136,508
		4,752,486
Insurance Brokers - 0.3%
Aon PLC - Class A	1,912	617,155
Arthur J Gallagher & Co.	2,045	442,906
Brown & Brown, Inc.	2,952	192,500
		1,252,561
Investment Banking & Brokerage - 1.3%
Charles Schwab Corp.	14,306	1,344,478
Goldman Sachs Group, Inc.	2,460	2,081,135
Interactive Brokers Group, Inc. - Class A	2,448	164,187
Morgan Stanley	10,539	1,734,403
Robinhood Markets, Inc. - Class A (a)	4,258	295,080
		5,619,283
Life & Health Insurance - 0.2%
Aflac, Inc.	3,804	417,337
MetLife, Inc.	5,468	386,697
Principal Financial Group, Inc.	1,273	114,710
Prudential Financial, Inc.	2,664	260,246
		1,178,990
The accompanying notes are an integral part of these financial statements.

ALPHA ARCHITECT US EQUITY 2 ETF
SCHEDULE OF INVESTMENTS
March 31, 2026 (Unaudited)

	Shares	Value
Multi-Sector Holdings - 1.8%
Berkshire Hathaway, Inc. - Class B (a)	16,395	$7,856,484

Property & Casualty Insurance - 0.8%
Allstate Corp.	2,121	439,768
American International Group, Inc.	5,157	388,064
Arch Capital Group Ltd. (a)	3,587	344,316
Chubb Ltd.	3,254	1,060,576
Hartford Insurance Group, Inc.	2,785	376,616
Loews Corp.	1,112	118,695
Travelers Cos., Inc.	1,871	545,733
W R Berkley Corp.	2,941	194,930
		3,468,698
Regional Banks - 0.3%
Citizens Financial Group, Inc.	4,338	260,150
M&T Bank Corp.	1,550	320,416
Regions Financial Corp.	6,042	157,817
Truist Financial Corp.	10,441	479,973
		1,218,356
Transaction & Payment Processing Services - 2.2%
Block, Inc. (a)	4,604	277,069
Corpay, Inc. (a)	668	194,381
Fidelity National Information Services, Inc.	3,761	176,428
Fiserv, Inc. (a)	5,421	302,492
Mastercard, Inc. - Class A	7,486	3,740,455
PayPal Holdings, Inc.	7,527	340,446
Visa, Inc. - Class A	15,312	4,627,899
		9,659,170
Total Financials		54,992,604

Health Care - 9.5%
Biotechnology - 2.0%
AbbVie, Inc.	16,391	3,564,879
Amgen, Inc.	4,738	1,667,065
Biogen, Inc. (a)	1,454	266,562
Gilead Sciences, Inc.	11,158	1,555,090
Moderna, Inc. (a)	2,224	112,979
Regeneron Pharmaceuticals, Inc.	854	659,835
Vertex Pharmaceuticals, Inc. (a)	2,291	1,023,023
		8,849,433
Health Care Distributors - 0.4%
Cardinal Health, Inc.	2,337	493,832
Cencora, Inc.	1,627	511,106
The accompanying notes are an integral part of these financial statements.

ALPHA ARCHITECT US EQUITY 2 ETF
SCHEDULE OF INVESTMENTS
March 31, 2026 (Unaudited)

	Shares	Value
McKesson Corp.	1,065	$921,608
		1,926,546
Health Care Equipment - 1.3%
Becton Dickinson & Co.	2,300	361,629
Boston Scientific Corp. (a)	13,013	816,566
Dexcom, Inc. (a)	3,904	245,171
Edwards Lifesciences Corp. (a)	5,631	450,930
GE HealthCare Technologies, Inc.	4,568	325,150
IDEXX Laboratories, Inc. (a)	800	449,512
Intuitive Surgical, Inc. (a)	3,151	1,452,580
ResMed, Inc.	1,119	251,193
STERIS PLC	681	150,590
Stryker Corp.	3,054	1,003,514
		5,506,835
Health Care Facilities - 0.2%
HCA Healthcare, Inc.	1,512	715,539

Health Care Services - 0.4%
Cigna Group	2,176	580,448
CVS Health Corp.	11,433	821,118
Labcorp Holdings, Inc.	583	155,550
		1,557,116
Life Sciences Tools & Services - 0.9%
Agilent Technologies, Inc.	2,839	323,589
Danaher Corp.	5,630	1,067,448
IQVIA Holdings, Inc. (a)	1,755	299,298
Mettler-Toledo International, Inc. (a)	208	262,330
Thermo Fisher Scientific, Inc.	3,365	1,653,998
Waters Corp. (a)	978	291,248
		3,897,911
Managed Health Care - 0.6%
Elevance Health, Inc.	1,819	532,512
UnitedHealth Group, Inc.	8,057	2,180,144
		2,712,656
Pharmaceuticals - 3.7%
Eli Lilly & Co.	7,082	6,513,811
Johnson & Johnson	21,266	5,198,261
Merck & Co., Inc.	22,088	2,656,965
Pfizer, Inc.	50,211	1,409,925
Zoetis, Inc.	4,389	518,824
		16,297,786
Total Health Care		41,463,822

The accompanying notes are an integral part of these financial statements.

ALPHA ARCHITECT US EQUITY 2 ETF
SCHEDULE OF INVESTMENTS
March 31, 2026 (Unaudited)

	Shares	Value
Industrials - 8.8%
Aerospace & Defense - 2.4%
Axon Enterprise, Inc. (a)	814	$345,698
Boeing Co. (a)	6,832	1,359,773
General Electric Co.	9,317	2,643,885
Howmet Aerospace, Inc.	3,521	811,450
L3Harris Technologies, Inc.	1,532	528,770
Lockheed Martin Corp.	1,714	1,035,924
Northrop Grumman Corp.	1,120	764,109
RTX Corp.	11,506	2,219,507
TransDigm Group, Inc.	560	649,017
		10,358,133
Air Freight & Logistics - 0.4%
CH Robinson Worldwide, Inc.	798	132,524
Expeditors International of Washington, Inc.	1,343	192,358
FedEx Corp.	1,938	690,277
United Parcel Service, Inc. - Class B	6,104	600,511
		1,615,670
Building Products - 0.4%
Carrier Global Corp.	7,764	437,191
Johnson Controls International PLC	5,337	698,880
Trane Technologies PLC	1,850	770,969
		1,907,040
Cargo Ground Transportation - 0.1%
Old Dominion Freight Line, Inc.	1,391	271,801

Construction & Engineering - 0.3%
Comfort Systems USA, Inc.	261	359,917
EMCOR Group, Inc.	427	315,258
Quanta Services, Inc.	1,314	721,412
		1,396,587
Construction Machinery & Heavy Transportation Equipment - 1.0%
Caterpillar, Inc.	4,168	2,952,861
Cummins, Inc.	1,132	609,039
PACCAR, Inc.	4,264	492,492
Westinghouse Air Brake Technologies Corp.	1,319	329,631
		4,384,023
Data Processing & Outsourced Services - 0.1%
Broadridge Financial Solutions, Inc.	1,207	196,113

Diversified Support Services - 0.2%
Cintas Corp.	2,889	488,645
Copart, Inc. (a)	9,058	300,726
		789,371
The accompanying notes are an integral part of these financial statements.

ALPHA ARCHITECT US EQUITY 2 ETF
SCHEDULE OF INVESTMENTS
March 31, 2026 (Unaudited)

	Shares	Value
Electrical Components & Equipment - 0.7%
AMETEK, Inc.	2,284	$489,598
Eaton Corp. PLC	3,600	1,287,612
Emerson Electric Co.	4,695	615,139
Hubbell, Inc.	370	181,574
Rockwell Automation, Inc.	879	315,456
		2,889,379
Environmental & Facilities Services - 0.2%
Veralto Corp.	2,437	215,480
Waste Management, Inc.	3,299	758,077
		973,557
Heavy Electrical Equipment - 0.4%
GE Vernova, Inc.	1,936	1,689,934

Human Resource & Employment Services - 0.2%
Automatic Data Processing, Inc.	3,592	729,823
Paychex, Inc.	3,383	311,642
		1,041,465
Industrial Conglomerates - 0.4%
3M Co.	4,506	654,406
Honeywell International, Inc.	5,627	1,271,871
		1,926,277
Industrial Machinery & Supplies & Components - 0.5%
Dover Corp.	1,349	281,199
Fortive Corp.	3,350	185,188
Ingersoll Rand, Inc.	3,624	290,355
Otis Worldwide Corp.	3,115	240,104
Parker-Hannifin Corp.	1,089	974,916
Snap-on, Inc.	345	125,311
Xylem, Inc.	1,811	216,415
		2,313,488
Passenger Airlines - 0.1%
Delta Air Lines, Inc.	3,241	215,462
Southwest Airlines Co.	3,004	112,860
United Airlines Holdings, Inc. (a)	1,991	183,311
		511,633
Passenger Ground Transportation - 0.3%
Uber Technologies, Inc. (a)	18,531	1,332,935

Rail Transportation - 0.6%
CSX Corp.	16,633	682,785
Norfolk Southern Corp.	2,233	640,871
Union Pacific Corp.	5,157	1,251,191
		2,574,847
The accompanying notes are an integral part of these financial statements.

ALPHA ARCHITECT US EQUITY 2 ETF
SCHEDULE OF INVESTMENTS
March 31, 2026 (Unaudited)

	Shares	Value
Research & Consulting Services - 0.2%
Equifax, Inc.	1,259	$226,708
Leidos Holdings, Inc.	1,444	224,571
Verisk Analytics, Inc.	1,366	259,199
		710,478
Trading Companies & Distributors - 0.3%
Fastenal Co.	11,380	528,032
United Rentals, Inc.	519	378,123
WW Grainger, Inc.	437	476,684
		1,382,839
Total Industrials		38,265,570

Information Technology - 33.2% (c)
Application Software - 2.1%
Adobe, Inc. (a)	3,808	925,649
AppLovin Corp. - Class A (a)	1,696	675,008
Autodesk, Inc. (a)	1,909	457,015
Cadence Design Systems, Inc. (a)	2,336	649,104
Datadog, Inc. - Class A (a)	3,313	391,100
Fair Isaac Corp. (a)	243	259,412
Palantir Technologies, Inc. - Class A (a)	18,257	2,670,634
PTC, Inc. (a)	1,254	178,682
Roper Technologies, Inc.	1,123	397,385
Salesforce, Inc.	8,415	1,570,828
Synopsys, Inc. (a)	1,551	614,940
Workday, Inc. - Class A (a)	2,293	297,907
		9,087,664
Communications Equipment - 1.1%
Arista Networks, Inc. (a)	7,490	919,622
Ciena Corp. (a)	988	383,571
Cisco Systems, Inc.	35,400	2,746,686
Motorola Solutions, Inc.	1,478	641,408
		4,691,287
Electronic Components - 0.5%
Amphenol Corp. - Class A	11,224	1,418,152
Corning, Inc.	6,409	871,432
		2,289,584
Electronic Equipment & Instruments - 0.1%
Keysight Technologies, Inc. (a)	1,417	400,118
Teledyne Technologies, Inc. (a)	471	284,960
		685,078
Electronic Manufacturing Services - 0.2%
Jabil, Inc.	696	184,878
The accompanying notes are an integral part of these financial statements.

ALPHA ARCHITECT US EQUITY 2 ETF
SCHEDULE OF INVESTMENTS
March 31, 2026 (Unaudited)

	Shares	Value
TE Connectivity PLC	2,476	$517,534
		702,412
Internet Services & Infrastructure - 0.0% (b)
VeriSign, Inc.	564	140,075

IT Consulting & Other Services - 0.8%
Accenture PLC - Class A	5,555	1,101,501
Cognizant Technology Solutions Corp. - Class A	3,594	220,492
International Business Machines Corp.	8,373	2,029,531
		3,351,524
Semiconductor Materials & Equipment - 1.1%
Applied Materials, Inc.	5,149	1,759,877
KLA Corp.	796	1,172,039
Lam Research Corp.	6,905	1,475,322
Qnity Electronics, Inc.	477	55,036
Teradyne, Inc.	780	231,239
		4,693,513
Semiconductors - 12.7%
Advanced Micro Devices, Inc. (a)	12,655	2,574,407
Analog Devices, Inc.	3,614	1,149,758
Broadcom, Inc.	36,912	11,424,633
First Solar, Inc. (a)	1,061	209,293
Intel Corp. (a)	30,640	1,352,143
Microchip Technology, Inc.	2,157	139,364
Micron Technology, Inc.	8,564	2,893,262
Monolithic Power Systems, Inc.	270	295,204
NVIDIA Corp.	188,811	32,928,638
ON Semiconductor Corp. (a)	2,563	158,701
QUALCOMM, Inc.	7,959	1,024,960
Texas Instruments, Inc.	7,943	1,542,054
		55,692,417
Systems Software - 6.4%
Crowdstrike Holdings, Inc. - Class A (a)	2,115	825,717
Fortinet, Inc. (a)	6,154	502,905
Microsoft Corp.	66,626	24,662,946
Palo Alto Networks, Inc. (a)	6,846	1,097,551
ServiceNow, Inc. (a)	9,382	980,888
		28,070,007
Technology Hardware, Storage & Peripherals - 8.2%
Apple, Inc.	132,156	33,539,871
Dell Technologies, Inc. - Class C	2,223	364,861
HP, Inc.	6,074	116,682
Sandisk Corp. (a)	670	425,678
Seagate Technology Holdings PLC	1,800	705,168
The accompanying notes are an integral part of these financial statements.

ALPHA ARCHITECT US EQUITY 2 ETF
SCHEDULE OF INVESTMENTS
March 31, 2026 (Unaudited)

	Shares	Value
Western Digital Corp.	2,068	$559,373
		35,711,633
Total Information Technology		145,115,194

Materials - 2.0%
Commodity Chemicals - 0.1%
Dow, Inc.	6,262	260,813
LyondellBasell Industries NV - Class A	1,563	125,915
		386,728
Construction Materials - 0.3%
CRH PLC	6,079	639,024
Martin Marietta Materials, Inc.	650	382,642
Vulcan Materials Co.	1,366	371,962
		1,393,628
Copper - 0.2%
Freeport-McMoRan, Inc.	11,090	651,870

Fertilizers & Agricultural Chemicals - 0.1%
CF Industries Holdings, Inc.	986	128,022
Corteva, Inc.	5,451	456,303
		584,325
Gold - 0.3%
Newmont Corp.	9,997	1,082,175

Industrial Gases - 0.5%
Linde PLC	4,155	2,059,883

Paper & Plastic Packaging Products & Materials - 0.1%
Amcor PLC	3,040	120,840
International Paper Co.	3,586	128,020
Packaging Corp. of America	896	190,149
Smurfit Westrock PLC	3,628	144,576
		583,585
Specialty Chemicals - 0.4%
Albemarle Corp.	874	156,909
DuPont de Nemours, Inc.	3,922	179,628
Ecolab, Inc.	2,513	668,508
PPG Industries, Inc.	1,593	170,260
Sherwin-Williams Co.	2,294	735,342
		1,910,647
Total Materials		8,652,841

The accompanying notes are an integral part of these financial statements.

ALPHA ARCHITECT US EQUITY 2 ETF
SCHEDULE OF INVESTMENTS
March 31, 2026 (Unaudited)

	Shares	Value
Real Estate - 0.1%
Real Estate Services - 0.1%
CBRE Group, Inc. - Class A (a)	2,632	$356,531
CoStar Group, Inc. (a)	4,511	181,974
Total Real Estate		538,505

Utilities - 2.6%
Electric Utilities - 1.8%
Alliant Energy Corp.	1,662	119,265
American Electric Power Co., Inc.	5,297	694,331
Constellation Energy Corp.	2,276	635,573
Duke Energy Corp.	6,606	864,990
Entergy Corp.	4,443	499,215
Evergy, Inc.	1,527	125,092
Eversource Energy	2,669	184,908
Exelon Corp.	10,139	497,014
FirstEnergy Corp.	5,144	260,595
NextEra Energy, Inc.	18,629	1,730,262
NRG Energy, Inc.	1,465	214,095
PG&E Corp.	21,504	377,825
PPL Corp.	7,377	281,801
Southern Co.	9,403	907,578
Xcel Energy, Inc.	5,879	467,028
		7,859,572
Gas Utilities - 0.0% (b)
Atmos Energy Corp.	1,185	218,893

Independent Power Producers & Energy Traders - 0.1%
Vistra Corp.	2,211	332,380

Multi-Utilities - 0.6%
Ameren Corp.	2,003	220,170
CenterPoint Energy, Inc.	4,751	205,053
CMS Energy Corp.	2,108	163,539
Consolidated Edison, Inc.	2,822	319,394
Dominion Energy, Inc.	6,887	425,754
DTE Energy Co.	2,039	298,142
NiSource, Inc.	4,753	221,775
Public Service Enterprise Group, Inc.	4,922	398,436
WEC Energy Group, Inc.	2,523	292,088
		2,544,351
The accompanying notes are an integral part of these financial statements.

ALPHA ARCHITECT US EQUITY 2 ETF
SCHEDULE OF INVESTMENTS
March 31, 2026 (Unaudited)

	Shares	Value
Water Utilities - 0.1%
American Water Works Co., Inc.	1,972	$268,369
Total Utilities		11,223,565
TOTAL COMMON STOCKS (Cost $277,823,761)		430,142,209

REAL ESTATE INVESTMENT TRUSTS - 1.4%
Real Estate - 1.4%
Data Center REITs - 0.3%
Digital Realty Trust, Inc.	3,193	575,411
Equinix, Inc.	827	810,658
		1,386,069
Health Care REITs - 0.3%
Welltower, Inc.	5,934	1,173,211

Industrial REITs - 0.3%
Prologis, Inc.	8,307	1,098,019

Other Specialized REITs - 0.1%
Iron Mountain, Inc.	2,914	297,636

Retail REITs - 0.1%
Simon Property Group, Inc.	2,659	495,983

Self-Storage REITs - 0.2%
Extra Space Storage, Inc.	2,108	276,422
Public Storage	1,574	426,365
		702,787
Telecom Tower REITs - 0.1%
Crown Castle, Inc.	4,267	346,950
SBA Communications Corp.	1,055	181,576
		528,526
Timber REITs - 0.0% (b)
Weyerhaeuser Co.	7,156	174,821
Total Real Estate		5,857,052
TOTAL REAL ESTATE INVESTMENT TRUSTS (Cost $5,605,489)		5,857,052

The accompanying notes are an integral part of these financial statements.

ALPHA ARCHITECT US EQUITY 2 ETF
SCHEDULE OF INVESTMENTS
March 31, 2026 (Unaudited)

	Shares	Value
SHORT-TERM INVESTMENTS
MONEY MARKET FUNDS - 0.1%
First American Government Obligations Fund - Class X, 3.58% (d)	525,966	$525,966
TOTAL MONEY MARKET FUNDS (Cost $525,966)		525,966

TOTAL INVESTMENTS - 100.0% (Cost $283,955,216)		$436,525,227
Other Assets in Excess of Liabilities - 0.0% (b)		122,091
TOTAL NET ASSETS - 100.0%		$436,647,318

Percentages are stated as a percent of net assets.

PLC - Public Limited Company
REIT - Real Estate Investment Trust

(a)	Non-income producing security.
(b)	Represents less than 0.05% of net assets.
(c)
To the extent that the Fund invests more heavily in a particular industry or sector of the economy, its performance will be especially sensitive to developments that significantly affect those industries or sectors.

(d)	The rate shown represents the 7-day annualized yield as of March 31, 2026.

The Global Industry Classification Standard (“GICS®”) was developed by and/or is the exclusive property of MSCI, Inc. and Standard & Poor’s Financial Services LLC (“S&P”). GICS is a service mark of MSCI, Inc. and S&P and has been licensed for use by U.S. Bank Global Fund Services.

The accompanying notes are an integral part of these financial statements.

ALPHA ARCHITECT US EQUITY 3 ETF
SCHEDULE OF INVESTMENTS
March 31, 2026 (Unaudited)

	Shares	Value
COMMON STOCKS - 85.6%
Communication Services - 8.9%
Advertising - 0.0% (a)
Omnicom Group, Inc.	129	$9,715
Trade Desk, Inc. - Class A (b)	1,000	22,690
		32,405
Broadcasting - 0.0% (a)
Fox Corp. - Class A	133	7,767
Fox Corp. - Class B	172	9,133
		16,900
Cable & Satellite - 0.0% (a)
Comcast Corp. - Class A	1,090	31,294

Integrated Telecommunication Services - 0.2%
AT&T, Inc.	7,361	213,395
Verizon Communications, Inc.	6,813	342,013
		555,408
Interactive Home Entertainment - 0.1%
Electronic Arts, Inc.	18	3,670
ROBLOX Corp. - Class A (b)	2,966	167,757
Take-Two Interactive Software, Inc. (b)	85	16,787
		188,214
Interactive Media & Services - 7.9%
Alphabet, Inc. - Class A	14,391	4,138,276
Alphabet, Inc. - Class C	31,423	9,014,002
Baidu, Inc. - ADR (b)	24	2,674
Match Group, Inc.	4	123
Meta Platforms, Inc. - Class A	19,675	11,256,658
Reddit, Inc. - Class A (b)	5,961	802,648
Tencent Holdings Ltd. - ADR	95	6,006
		25,220,387
Movies & Entertainment - 0.7%
Live Nation Entertainment, Inc. (b)	20	3,050
Netflix, Inc. (b)	20,002	1,923,192
Spotify Technology SA (b)	24	11,638
TKO Group Holdings, Inc.	119	23,996
Walt Disney Co.	2,989	288,080
Warner Bros Discovery, Inc. (b)	3,960	108,742
		2,358,698
Wireless Telecommunication Services - 0.0% (a)
Telephone and Data Systems, Inc.	862	36,290
T-Mobile US, Inc.	211	44,317
		80,607
Total Communication Services		28,483,913
The accompanying notes are an integral part of these financial statements.

ALPHA ARCHITECT US EQUITY 3 ETF
SCHEDULE OF INVESTMENTS
March 31, 2026 (Unaudited)

	Shares	Value
Consumer Discretionary - 9.2%
Apparel Retail - 0.3%
Ross Stores, Inc.	1,112	$240,893
TJX Cos., Inc.	3,722	594,403
Victoria's Secret & Co. (b)	4,446	206,117
		1,041,413
Apparel, Accessories & Luxury Goods - 0.0% (a)
Gildan Activewear, Inc.	206	11,464
Lululemon Athletica, Inc. (b)	18	2,756
Ralph Lauren Corp.	9	3,096
Tapestry, Inc.	31	4,374
		21,690
Automobile Manufacturers - 0.8%
Ford Motor Co.	2,102	24,257
General Motors Co.	325	24,212
Honda Motor Co. Ltd. - ADR	321	7,804
Rivian Automotive, Inc. - Class A (b)	335	5,042
Tesla, Inc. (b)	6,837	2,541,655
Toyota Motor Corp. - ADR	150	30,913
		2,633,883
Automotive Parts & Equipment - 0.0% (a)
Aptiv PLC (b)	351	24,373

Automotive Retail - 2.3%
AutoZone, Inc. (b)	17	57,422
CarMax, Inc. (b)	123	5,114
Carvana Co. (b)	22,947	7,214,078
O'Reilly Automotive, Inc. (b)	754	69,602
Valvoline, Inc. (b)	116	3,907
		7,350,123
Broadline Retail - 2.3%
Alibaba Group Holding Ltd. - ADR	10	1,255
Amazon.com, Inc. (b)	27,950	5,821,146
eBay, Inc.	299	27,215
Global-e Online Ltd. (b)	37,071	1,143,640
MercadoLibre, Inc. (b)	82	141,780
Sea Ltd. - ADR (b)	1,517	125,623
		7,260,659
Casinos & Gaming - 0.0% (a)
Caesars Entertainment, Inc. (b)	134	3,542
Las Vegas Sands Corp.	80	4,310
		7,852
Computer & Electronics Retail - 0.0% (a)
Best Buy Co., Inc.	29	1,862
The accompanying notes are an integral part of these financial statements.

ALPHA ARCHITECT US EQUITY 3 ETF
SCHEDULE OF INVESTMENTS
March 31, 2026 (Unaudited)

	Shares	Value
Consumer Electronics - 0.0% (a)
Garmin Ltd.	220	$51,042

Distributors - 0.0% (a)
Genuine Parts Co.	20	2,115

Education Services - 0.0% (a)
Perdoceo Education Corp.	1,709	63,592

Footwear - 0.0% (a)
NIKE, Inc. - Class B	826	43,629

Home Furnishings - 0.0% (a)
Somnigroup International, Inc.	1,076	79,538

Home Improvement Retail - 0.4%
Home Depot, Inc.	3,997	1,314,573
Lowe's Cos., Inc.	138	32,607
		1,347,180
Homebuilding - 0.2%
DR Horton, Inc.	2,827	387,921
Lennar Corp. - Class A	49	4,255
NVR, Inc. (b)	1	6,590
PulteGroup, Inc.	16	1,882
TopBuild Corp. (b)	26	9,134
		409,782
Homefurnishing Retail - 0.0% (a)
Wayfair, Inc. - Class A (b)	57	4,287
Williams-Sonoma, Inc.	38	6,929
		11,216
Hotels, Resorts & Cruise Lines - 0.9%
Airbnb, Inc. - Class A (b)	16,525	2,086,777
Booking Holdings, Inc.	40	168,413
Carnival Corp.	615	15,916
Expedia Group, Inc.	2,369	546,978
Hilton Worldwide Holdings, Inc.	97	29,496
InterContinental Hotels Group PLC - ADR	38	5,071
Marriott International, Inc. - Class A	96	31,399
Norwegian Cruise Line Holdings Ltd. (b)	368	6,882
Royal Caribbean Cruises Ltd.	132	36,324
Wyndham Hotels & Resorts, Inc.	48	3,899
		2,931,155
The accompanying notes are an integral part of these financial statements.

ALPHA ARCHITECT US EQUITY 3 ETF
SCHEDULE OF INVESTMENTS
March 31, 2026 (Unaudited)

	Shares	Value
Housewares & Specialties - 0.0% (a)
Newell Brands, Inc.	812	$2,785

Leisure Products - 0.0% (a)
Hasbro, Inc.	9	842

Other Specialty Retail - 0.1%
Five Below, Inc. (b)	24	5,483
Tractor Supply Co.	3,140	142,242
Ulta Beauty, Inc. (b)	487	254,560
		402,285
Restaurants - 1.9%
Chipotle Mexican Grill, Inc. (b)	1,946	62,291
Darden Restaurants, Inc.	990	194,080
DoorDash, Inc. - Class A (b)	31,210	4,686,182
McDonald's Corp.	2,522	783,812
Restaurant Brands International, Inc.	187	13,819
Starbucks Corp.	1,174	105,179
Texas Roadhouse, Inc.	278	45,909
Yum China Holdings, Inc.	266	12,975
Yum! Brands, Inc.	910	141,487
		6,045,734
Specialized Consumer Services - 0.0% (a)
H&R Block, Inc.	137	4,348
Total Consumer Discretionary		29,737,098

Consumer Staples - 3.0%
Agricultural Products & Services - 0.0% (a)
Archer-Daniels-Midland Co.	157	11,412
Bunge Global SA	1	127
		11,539
Brewers - 0.0% (a)
Molson Coors Beverage Co. - Class B	62	2,670

Consumer Staples Merchandise Retail - 0.9%
BJ's Wholesale Club Holdings, Inc. (b)	42	4,134
Costco Wholesale Corp.	1,549	1,543,470
Dollar General Corp.	184	21,846
Dollar Tree, Inc. (b)	241	26,392
Target Corp.	266	32,239
Walmart, Inc.	9,088	1,129,457
		2,757,538
Distillers & Vintners - 0.0% (a)
Brown-Forman Corp. - Class B	1,391	36,778
The accompanying notes are an integral part of these financial statements.

ALPHA ARCHITECT US EQUITY 3 ETF
SCHEDULE OF INVESTMENTS
March 31, 2026 (Unaudited)

	Shares	Value
Constellation Brands, Inc. - Class A	120	$18,000
		54,778
Food Distributors - 0.0% (a)
Sysco Corp.	532	37,948
US Foods Holding Corp. (b)	50	4,610
		42,558
Food Retail - 0.1%
Casey's General Stores, Inc.	442	321,714
Koninklijke Ahold Delhaize NV - ADR	167	7,777
Kroger Co.	398	28,800
		358,291
Household Products - 0.7%
Church & Dwight Co., Inc.	150	13,998
Clorox Co.	28	2,902
Colgate-Palmolive Co.	9,140	779,002
Kimberly-Clark Corp.	616	59,425
Procter & Gamble Co.	9,336	1,348,492
WD-40 Co.	750	152,955
		2,356,774
Packaged Foods & Meats - 0.3%
Cal-Maine Foods, Inc.	99	7,836
Campbell's Co.	759	16,903
Conagra Brands, Inc.	391	6,147
General Mills, Inc.	3,882	144,488
Hershey Co.	549	114,132
J M Smucker Co.	62	5,979
McCormick & Co., Inc.	151	7,616
Mondelez International, Inc. - Class A	93	5,360
Post Holdings, Inc. (b)	5,607	554,308
		862,769
Personal Care Products - 0.0% (a)
Estee Lauder Cos., Inc. - Class A	93	6,675
Kenvue, Inc.	718	12,378
		19,053
Soft Drinks & Non-alcoholic Beverages - 0.5%
Coca-Cola Co.	8,039	611,366
Coca-Cola Europacific Partners PLC	33	2,992
Keurig Dr Pepper, Inc.	102	2,686
Monster Beverage Corp. (b)	301	21,810
PepsiCo, Inc.	6,013	933,759
		1,572,613
Tobacco - 0.5%
Altria Group, Inc.	6,315	416,727
British American Tobacco PLC - ADR	51	2,982
The accompanying notes are an integral part of these financial statements.

ALPHA ARCHITECT US EQUITY 3 ETF
SCHEDULE OF INVESTMENTS
March 31, 2026 (Unaudited)

	Shares	Value
Philip Morris International, Inc.	7,608	$1,257,907
		1,677,616
Total Consumer Staples		9,716,199

Energy - 2.2%
Integrated Oil & Gas - 1.2%
Cenovus Energy, Inc.	173	4,590
Chevron Corp.	7,462	1,543,888
Exxon Mobil Corp.	11,741	1,991,978
Imperial Oil Ltd.	33	4,317
Occidental Petroleum Corp.	309	20,085
Shell PLC - ADR	275	25,575
Suncor Energy, Inc.	601	39,732
TotalEnergies SE	276	25,110
		3,655,275
Oil & Gas Drilling - 0.0% (a)
Helmerich & Payne, Inc.	100	3,603

Oil & Gas Equipment & Services - 0.1%
Archrock, Inc.	115	4,002
Baker Hughes Co.	1,252	76,435
Halliburton Co.	1,465	57,120
SLB Ltd.	804	41,317
TechnipFMC PLC	1,707	118,005
		296,879
Oil & Gas Exploration & Production - 0.2%
APA Corp.	786	33,358
ConocoPhillips	2,823	372,636
Coterra Energy, Inc.	410	14,407
Devon Energy Corp.	748	37,639
Diamondback Energy, Inc.	17	3,362
EOG Resources, Inc.	500	72,285
EQT Corp.	94	5,982
Expand Energy Corp.	10	1,098
Range Resources Corp.	2,303	104,050
Texas Pacific Land Corp.	12	5,695
		650,512
Oil & Gas Refining & Marketing - 0.2%
Marathon Petroleum Corp.	364	88,882
Phillips 66	3,216	585,891
Valero Energy Corp.	164	40,521
		715,294
Oil & Gas Storage & Transportation - 0.5%
Cheniere Energy, Inc.	1,566	444,368
The accompanying notes are an integral part of these financial statements.

ALPHA ARCHITECT US EQUITY 3 ETF
SCHEDULE OF INVESTMENTS
March 31, 2026 (Unaudited)

	Shares	Value
DT Midstream, Inc.	1,051	$141,538
Enbridge, Inc.	3,548	192,089
Energy Transfer LP	19,684	379,901
Enterprise Products Partners LP	771	29,175
Kinder Morgan, Inc.	3,858	129,359
ONEOK, Inc.	491	44,381
Targa Resources Corp.	52	13,038
Williams Cos., Inc.	3,828	278,602
		1,652,451
Total Energy		6,974,014

Financials - 9.1%
Asset Management & Custody Banks - 0.4%
Affiliated Managers Group, Inc.	60	16,602
Ameriprise Financial, Inc.	159	70,660
Ares Management Corp. - Class A	1,606	175,215
Bank of New York Mellon Corp.	325	38,555
Blackrock, Inc.	250	240,427
Blackstone, Inc.	3,762	432,592
Franklin Resources, Inc.	580	13,700
Invesco Ltd.	299	7,263
KKR & Co., Inc.	405	37,462
Northern Trust Corp.	65	9,072
State Street Corp.	116	14,681
T Rowe Price Group, Inc.	1	90
Victory Capital Holdings, Inc. - Class A	290	18,989
		1,075,308
Commercial & Residential Mortgage Finance - 0.0% (a)
Rocket Cos., Inc. - Class A (b)	677	9,647

Consumer Finance - 1.6%
American Express Co.	5,208	1,575,316
Capital One Financial Corp.	16,465	3,003,710
FirstCash Holdings, Inc.	45	8,460
Synchrony Financial	9,179	624,355
		5,211,841
Diversified Banks - 2.5%
Banco Santander SA - ADR	3,620	40,834
Bank of America Corp.	13,063	636,821
Citigroup, Inc.	1,448	164,218
Fifth Third Bancorp	1,211	56,263
HSBC Holdings PLC - ADR	247	20,375
ICICI Bank Ltd. - ADR	611	15,825
ING Groep NV - ADR	1,816	47,307
The accompanying notes are an integral part of these financial statements.

ALPHA ARCHITECT US EQUITY 3 ETF
SCHEDULE OF INVESTMENTS
March 31, 2026 (Unaudited)

	Shares	Value
Itau Unibanco Holding SA - ADR	2,293	$19,215
JPMorgan Chase & Co.	10,630	3,126,921
KeyCorp	4,790	96,040
Lloyds Banking Group PLC - ADR	3,449	17,348
Mizuho Financial Group, Inc. - ADR	1,974	15,674
NatWest Group PLC - ADR (b)	303	4,515
NU Holdings Ltd. - Class A (b)	147,751	2,123,182
PNC Financial Services Group, Inc.	1,246	259,280
Royal Bank of Canada	131	21,193
Sumitomo Mitsui Financial Group, Inc. - ADR	283	5,589
US Bancorp	18,727	973,991
Wells Fargo & Co.	6,245	497,164
		8,141,755
Diversified Capital Markets - 0.0% (a)
UBS Group AG	592	23,130

Diversified Financial Services - 0.1%
Apollo Global Management, Inc.	1,658	184,734
ORIX Corp. - ADR	105	3,149
		187,883
Financial Exchanges & Data - 0.4%
Cboe Global Markets, Inc.	167	46,939
CME Group, Inc.	224	66,158
Coinbase Global, Inc. - Class A (b)	25	4,365
FactSet Research Systems, Inc.	51	11,066
Intercontinental Exchange, Inc.	418	65,743
Moody's Corp.	320	139,600
MSCI, Inc.	252	135,831
Nasdaq, Inc.	249	21,138
S&P Global, Inc.	2,104	894,915
		1,385,755
Insurance Brokers - 0.1%
Aon PLC - Class A	343	110,713
Arthur J Gallagher & Co.	105	22,741
Brown & Brown, Inc.	67	4,369
Marsh & McLennan Cos., Inc.	168	29,140
Willis Towers Watson PLC	333	96,803
		263,766
Investment Banking & Brokerage - 0.9%
Charles Schwab Corp.	2,457	230,909
Goldman Sachs Group, Inc.	582	492,366
Houlihan Lokey, Inc.	96	13,788
Interactive Brokers Group, Inc. - Class A	648	43,461
Jefferies Financial Group, Inc.	114	4,705
The accompanying notes are an integral part of these financial statements.

ALPHA ARCHITECT US EQUITY 3 ETF
SCHEDULE OF INVESTMENTS
March 31, 2026 (Unaudited)

	Shares	Value
LPL Financial Holdings, Inc.	68	$20,457
Morgan Stanley	2,907	478,405
PJT Partners, Inc. - Class A	25	3,493
Raymond James Financial, Inc.	103	14,913
Robinhood Markets, Inc. - Class A (b)	23,092	1,600,276
Virtu Financial, Inc. - Class A	134	5,893
XP, Inc. - Class A	384	7,311
		2,915,977
Life & Health Insurance - 0.1%
Aegon Ltd.	1,806	13,112
Aflac, Inc.	162	17,773
Brighthouse Financial, Inc. (b)	76	4,551
CNO Financial Group, Inc.	106	4,352
Globe Life, Inc.	107	14,891
Lincoln National Corp.	140	4,970
MetLife, Inc.	241	17,044
Principal Financial Group, Inc.	513	46,226
Prudential Financial, Inc.	385	37,611
Sun Life Financial, Inc.	1,944	121,617
Unum Group	545	39,801
		321,948
Multi-Sector Holdings - 0.8%
Berkshire Hathaway, Inc. - Class B (b)	5,590	2,678,728

Property & Casualty Insurance - 0.3%
Allstate Corp.	2,169	449,720
American International Group, Inc.	298	22,424
Arch Capital Group Ltd. (b)	87	8,351
Chubb Ltd.	219	71,379
Hanover Insurance Group, Inc.	35	6,067
Hartford Insurance Group, Inc.	144	19,473
Lemonade, Inc. (b)	192	12,035
Markel Group, Inc. (b)	86	164,610
Old Republic International Corp.	149	5,945
ProAssurance Corp. (b)	354	8,751
Progressive Corp.	198	39,252
Stewart Information Services Corp.	47	2,894
Travelers Cos., Inc.	176	51,336
W R Berkley Corp.	437	28,964
White Mountains Insurance Group Ltd.	4	8,788
		899,989
Regional Banks - 0.1%
BOK Financial Corp.	105	13,446
Citizens Financial Group, Inc.	222	13,313
The accompanying notes are an integral part of these financial statements.

ALPHA ARCHITECT US EQUITY 3 ETF
SCHEDULE OF INVESTMENTS
March 31, 2026 (Unaudited)

	Shares	Value
CVB Financial Corp.	266	$5,158
First Interstate BancSystem, Inc. - Class A	235	7,849
Flagstar Bank NA	318	4,188
FNB Corp.	384	6,421
Fulton Financial Corp.	6,910	140,549
Home BancShares, Inc.	185	4,982
Huntington Bancshares, Inc.	6,037	94,479
Independent Bank Corp.	117	8,800
M&T Bank Corp.	109	22,532
Regions Financial Corp.	229	5,982
ServisFirst Bancshares, Inc.	130	9,468
Truist Financial Corp.	604	27,766
Zions Bancorp NA	303	17,459
		382,392
Reinsurance - 0.1%
Reinsurance Group of America, Inc.	755	154,141

Transaction & Payment Processing Services - 1.7%
Affirm Holdings, Inc. (b)	28,465	1,304,266
Block, Inc. (b)	249	14,985
Corpay, Inc. (b)	12	3,492
Fidelity National Information Services, Inc.	96	4,503
Fiserv, Inc. (b)	1,185	66,123
Jack Henry & Associates, Inc.	35	5,531
Mastercard, Inc. - Class A	1,547	772,974
Pagseguro Digital Ltd. - Class A	522	5,231
PayPal Holdings, Inc.	2,364	106,924
StoneCo Ltd. - Class A (b)	276	3,897
Visa, Inc. - Class A	10,540	3,185,610
		5,473,536
Total Financials		29,125,796

Health Care - 8.3%
Biotechnology - 2.8%
AbbVie, Inc.	9,134	1,986,554
Amgen, Inc.	825	290,276
Ascendis Pharma AS - ADR (b)	12,893	2,949,016
Biogen, Inc. (b)	22	4,033
Centessa Pharmaceuticals PLC - ADR (b)	500	19,860
Exelixis, Inc. (b)	33,256	1,426,350
Gilead Sciences, Inc.	1,337	186,338
Incyte Corp. (b)	114	10,730
Insmed, Inc. (b)	39	6,377
Kymera Therapeutics, Inc. (b)	100	8,329
The accompanying notes are an integral part of these financial statements.

ALPHA ARCHITECT US EQUITY 3 ETF
SCHEDULE OF INVESTMENTS
March 31, 2026 (Unaudited)

	Shares	Value
Moderna, Inc. (b)	311	$15,799
Natera, Inc. (b)	65	12,999
Nuvalent, Inc. - Class A (b)	14,648	1,500,688
Regeneron Pharmaceuticals, Inc.	25	19,316
Twist Bioscience Corp. (b)	126	5,987
United Therapeutics Corp. (b)	38	22,533
Vaxcyte, Inc. (b)	4,808	279,393
Vertex Pharmaceuticals, Inc. (b)	269	120,119
		8,864,697
Health Care Distributors - 0.1%
Cardinal Health, Inc.	162	34,232
Cencora, Inc.	123	38,639
McKesson Corp.	330	285,569
		358,440
Health Care Equipment - 0.8%
Abbott Laboratories	11,052	1,134,709
Baxter International, Inc.	686	11,525
Becton Dickinson & Co.	101	15,880
Boston Scientific Corp. (b)	1,045	65,574
Dexcom, Inc. (b)	65	4,082
Edwards Lifesciences Corp. (b)	191	15,295
GE HealthCare Technologies, Inc.	337	23,988
Globus Medical, Inc. - Class A (b)	1,583	136,391
Hologic, Inc. (b)	67	5,065
IDEXX Laboratories, Inc. (b)	42	23,599
Insulet Corp. (b)	55	11,541
Intuitive Surgical, Inc. (b)	212	97,730
Medtronic PLC	2,297	199,035
ResMed, Inc.	193	43,325
STERIS PLC	15	3,317
Stryker Corp.	2,363	776,458
Zimmer Biomet Holdings, Inc.	151	13,653
		2,581,167
Health Care Facilities - 0.7%
Encompass Health Corp.	32	3,095
HCA Healthcare, Inc.	5,024	2,377,558
		2,380,653
Health Care Services - 0.4%
Cigna Group	194	51,749
CVS Health Corp.	1,407	101,051
DaVita, Inc. (b)	40	6,148
Guardant Health, Inc. (b)	10,401	960,740
Labcorp Holdings, Inc.	376	100,321
The accompanying notes are an integral part of these financial statements.

ALPHA ARCHITECT US EQUITY 3 ETF
SCHEDULE OF INVESTMENTS
March 31, 2026 (Unaudited)

	Shares	Value
Quest Diagnostics, Inc.	461	$90,347
		1,310,356
Health Care Supplies - 0.0% (a)
Align Technology, Inc. (b)	90	15,429
Cooper Cos., Inc. (b)	20	1,430
Establishment Labs Holdings, Inc. (b)	46	2,612
ICU Medical, Inc. (b)	70	9,040
Solventum Corp. (b)	651	42,510
		71,021
Health Care Technology - 0.2%
Doximity, Inc. - Class A (b)	29,400	685,020

Life Sciences Tools & Services - 0.7%
10X Genomics, Inc. - Class A (b)	257	5,456
Agilent Technologies, Inc.	80	9,118
Charles River Laboratories International, Inc. (b)	63	10,868
Danaher Corp.	3,253	616,769
Illumina, Inc. (b)	6,402	789,111
IQVIA Holdings, Inc. (b)	955	162,866
Medpace Holdings, Inc. (b)	1,005	482,591
Mettler-Toledo International, Inc. (b)	2	2,522
Revvity, Inc.	80	7,009
Thermo Fisher Scientific, Inc.	128	62,916
Waters Corp. (b)	143	42,585
West Pharmaceutical Services, Inc.	47	11,780
		2,203,591
Managed Health Care - 0.1%
Centene Corp. (b)	303	9,920
Elevance Health, Inc.	42	12,296
Humana, Inc.	11	1,907
UnitedHealth Group, Inc.	1,054	285,202
		309,325
Pharmaceuticals - 2.5%
AstraZeneca PLC	216	42,600
Bristol-Myers Squibb Co.	2,723	165,150
Elanco Animal Health, Inc. (b)	151	3,613
Eli Lilly & Co.	2,006	1,845,059
GSK PLC - ADR	651	35,929
Haleon PLC - ADR	461	4,615
Johnson & Johnson	9,310	2,275,736
Merck & Co., Inc.	6,330	761,436
Novartis AG - ADR	859	131,212
Novo Nordisk AS - ADR	700	25,725
Pfizer, Inc.	13,619	382,422
The accompanying notes are an integral part of these financial statements.

ALPHA ARCHITECT US EQUITY 3 ETF
SCHEDULE OF INVESTMENTS
March 31, 2026 (Unaudited)

	Shares	Value
Royalty Pharma PLC - Class A	189	$9,066
Teva Pharmaceutical Industries Ltd. - ADR (b)	36,718	1,105,946
Theravance Biopharma, Inc. (b)	55,463	900,164
Viatris, Inc.	1,981	26,763
Zoetis, Inc.	2,520	297,889
		8,013,325
Total Health Care		26,777,595

Industrials - 9.1%
Aerospace & Defense - 2.6%
Axon Enterprise, Inc. (b)	2,671	1,134,347
Boeing Co. (b)	1,212	241,224
Carpenter Technology Corp.	1,727	680,697
Curtiss-Wright Corp.	11	7,492
General Dynamics Corp.	672	230,644
General Electric Co.	1,401	397,562
Hexcel Corp.	1,200	97,116
Howmet Aerospace, Inc.	764	176,072
Huntington Ingalls Industries, Inc.	48	18,235
Karman Holdings, Inc. (b)	52,464	4,199,743
L3Harris Technologies, Inc.	49	16,912
Lockheed Martin Corp.	238	143,845
Northrop Grumman Corp.	169	115,299
Rocket Lab Corp. (b)	66	4,239
RTX Corp.	5,010	966,429
Textron, Inc.	302	26,443
TransDigm Group, Inc.	19	22,020
		8,478,319
Agricultural & Farm Machinery - 0.1%
Deere & Co.	457	257,428

Air Freight & Logistics - 0.2%
CH Robinson Worldwide, Inc.	82	13,618
Expeditors International of Washington, Inc.	134	19,193
FedEx Corp.	849	302,397
United Parcel Service, Inc. - Class B	1,235	121,499
		456,707
Airport Services - 0.0% (a)
Sky Harbour Group Corp. (b)	4,500	43,335

Building Products - 0.5%
A O Smith Corp.	59	3,890
AAON, Inc.	15,546	1,286,432
Allegion PLC	26	3,778
The accompanying notes are an integral part of these financial statements.

ALPHA ARCHITECT US EQUITY 3 ETF
SCHEDULE OF INVESTMENTS
March 31, 2026 (Unaudited)

	Shares	Value
Carrier Global Corp.	1,204	$67,797
Johnson Controls International PLC	542	70,975
Lennox International, Inc.	39	18,101
Masco Corp.	976	58,921
Modine Manufacturing Co. (b)	173	37,491
Trane Technologies PLC	399	166,279
Zurn Elkay Water Solutions Corp.	488	21,882
		1,735,546
Cargo Ground Transportation - 0.2%
JB Hunt Transport Services, Inc.	78	16,528
Old Dominion Freight Line, Inc.	102	19,931
Ryder System, Inc.	3,225	660,190
Schneider National, Inc. - Class B	128	3,374
		700,023
Construction & Engineering - 0.9%
API Group Corp. (b)	25,124	1,018,025
Comfort Systems USA, Inc.	80	110,319
EMCOR Group, Inc.	146	107,793
Granite Construction, Inc.	8,100	971,028
MasTec, Inc. (b)	24	7,722
Quanta Services, Inc.	756	415,059
Valmont Industries, Inc.	891	356,017
		2,985,963
Construction Machinery & Heavy Transportation Equipment - 0.7%
Caterpillar, Inc.	2,805	1,987,230
Cummins, Inc.	106	57,030
PACCAR, Inc.	1,549	178,910
Westinghouse Air Brake Technologies Corp.	268	66,976
		2,290,146
Data Processing & Outsourced Services - 0.0% (a)
Broadridge Financial Solutions, Inc.	92	14,948

Diversified Metals & Mining - 0.0% (a)
BHP Group Ltd. - ADR	116	8,438

Diversified Support Services - 0.0% (a)
Cintas Corp.	88	14,884
Copart, Inc. (b)	183	6,076
Healthcare Services Group, Inc. (b)	720	13,356
		34,316
Electrical Components & Equipment - 0.4%
Acuity, Inc.	23	6,445
AMETEK, Inc.	113	24,223
Eaton Corp. PLC	739	264,318
The accompanying notes are an integral part of these financial statements.

ALPHA ARCHITECT US EQUITY 3 ETF
SCHEDULE OF INVESTMENTS
March 31, 2026 (Unaudited)

	Shares	Value
Emerson Electric Co.	4,796	$628,372
Generac Holdings, Inc. (b)	96	18,751
Hubbell, Inc.	35	17,176
nVent Electric PLC	153	18,097
Regal Rexnord Corp.	18	3,371
Rockwell Automation, Inc.	42	15,073
Vertiv Holdings Co. - Class A	621	155,610
Vicor Corp. (b)	32	5,152
		1,156,588
Environmental & Facilities Services - 0.4%
Republic Services, Inc.	1,510	330,720
Rollins, Inc.	355	18,960
Tetra Tech, Inc.	4,822	145,239
Veralto Corp.	159	14,059
Waste Connections, Inc.	43	6,985
Waste Management, Inc.	3,471	797,601
		1,313,564
Heavy Electrical Equipment - 1.0%
Bloom Energy Corp. - Class A (b)	525	71,132
GE Vernova, Inc.	3,506	3,060,388
		3,131,520
Human Resource & Employment Services - 0.6%
Automatic Data Processing, Inc.	6,467	1,313,965
Paychex, Inc.	3,739	344,437
TriNet Group, Inc.	9,034	329,109
Upwork, Inc. (b)	592	6,488
		1,993,999
Industrial Conglomerates - 0.2%
3M Co.	3,285	477,081
Honeywell International, Inc.	1,247	281,859
		758,940
Industrial Machinery & Supplies & Components - 0.2%
Donaldson Co., Inc.	2,899	246,038
Dover Corp.	32	6,670
Flowserve Corp.	600	44,106
Fortive Corp.	248	13,709
IDEX Corp.	8	1,516
Illinois Tool Works, Inc.	138	35,920
Ingersoll Rand, Inc.	408	32,689
Kadant, Inc.	43	12,571
Lincoln Electric Holdings, Inc.	113	28,146
Mueller Industries, Inc.	102	11,302
Nordson Corp.	3	798
Otis Worldwide Corp.	418	32,219
The accompanying notes are an integral part of these financial statements.

ALPHA ARCHITECT US EQUITY 3 ETF
SCHEDULE OF INVESTMENTS
March 31, 2026 (Unaudited)

	Shares	Value
Parker-Hannifin Corp.	45	$40,286
Pentair PLC	28	2,439
RBC Bearings, Inc. (b)	7	3,802
Snap-on, Inc.	34	12,350
Xylem, Inc.	93	11,114
		535,675
Marine Transportation - 0.1%
Star Bulk Carriers Corp.	17,550	403,123

Passenger Airlines - 0.1%
Alaska Air Group, Inc. (b)	70	2,575
Delta Air Lines, Inc.	1,159	77,050
SkyWest, Inc. (b)	54	4,959
Southwest Airlines Co.	214	8,040
United Airlines Holdings, Inc. (b)	622	57,267
		149,891
Passenger Ground Transportation - 0.5%
Uber Technologies, Inc. (b)	24,036	1,728,909

Rail Transportation - 0.2%
Canadian Pacific Kansas City Ltd.	2,864	225,282
CSX Corp.	3,844	157,796
Norfolk Southern Corp.	745	213,815
Union Pacific Corp.	147	35,665
		632,558
Research & Consulting Services - 0.1%
Amentum Holdings, Inc. (b)	437	11,397
CACI International, Inc. - Class A (b)	5	2,719
Equifax, Inc.	39	7,023
Jacobs Solutions, Inc.	1,079	137,335
Leidos Holdings, Inc.	93	14,463
UL Solutions, Inc.	45	3,857
Verisk Analytics, Inc.	621	117,835
		294,629
Trading Companies & Distributors - 0.1%
Fastenal Co.	190	8,816
United Rentals, Inc.	46	33,514
Watsco, Inc.	8	2,910
WW Grainger, Inc.	127	138,533
		183,773
Total Industrials		29,288,338

The accompanying notes are an integral part of these financial statements.

ALPHA ARCHITECT US EQUITY 3 ETF
SCHEDULE OF INVESTMENTS
March 31, 2026 (Unaudited)

	Shares	Value
Information Technology - 34.1% (c)
Application Software - 3.1%
Adobe, Inc. (b)	1,202	$292,182
AppLovin Corp. - Class A (b)	10,304	4,100,992
Autodesk, Inc. (b)	445	106,533
Bentley Systems, Inc. - Class B	100	3,512
Cadence Design Systems, Inc. (b)	1,854	515,171
Circle Internet Group, Inc. (b)	30	2,862
Datadog, Inc. - Class A (b)	25	2,951
Dynatrace, Inc. (b)	11,660	431,187
Fair Isaac Corp. (b)	16	17,081
Figma, Inc. - Class A (b)	2,684	56,740
Guidewire Software, Inc. (b)	5,875	878,665
InterDigital, Inc.	10	3,020
Intuit, Inc.	977	422,435
Manhattan Associates, Inc. (b)	104	13,845
Nutanix, Inc. - Class A (b)	730	27,747
Palantir Technologies, Inc. - Class A (b)	2,261	330,739
Procore Technologies, Inc. (b)	9,166	522,462
PTC, Inc. (b)	2,518	358,790
Roper Technologies, Inc.	1,249	441,971
Salesforce, Inc.	6,514	1,215,968
SAP SE - ADR	43	7,362
ServiceTitan, Inc. - Class A (b)	552	35,030
Synopsys, Inc. (b)	83	32,908
Trimble, Inc. (b)	1,789	116,697
Tyler Technologies, Inc. (b)	367	125,653
Workday, Inc. - Class A (b)	37	4,807
		10,067,310
Communications Equipment - 1.4%
Applied Optoelectronics, Inc. (b)	32	2,707
Arista Networks, Inc. (b)	24,443	3,001,111
Ciena Corp. (b)	1,198	465,099
Cisco Systems, Inc.	10,341	802,358
F5, Inc. (b)	26	7,523
Lumentum Holdings, Inc. (b)	13	9,136
Motorola Solutions, Inc.	106	46,001
		4,333,935
Electronic Components - 0.6%
Amphenol Corp. - Class A	1,196	151,115
Coherent Corp. (b)	13	3,097
Corning, Inc.	11,757	1,598,599
		1,752,811
The accompanying notes are an integral part of these financial statements.

ALPHA ARCHITECT US EQUITY 3 ETF
SCHEDULE OF INVESTMENTS
March 31, 2026 (Unaudited)

	Shares	Value
Electronic Equipment & Instruments - 0.2%
Advanced Energy Industries, Inc.	1,071	$345,622
Keysight Technologies, Inc. (b)	459	129,608
Ralliant Corp.	69	2,870
Teledyne Technologies, Inc. (b)	10	6,050
Zebra Technologies Corp. - Class A (b)	13	2,718
		486,868
Electronic Manufacturing Services - 0.0% (a)
Celestica, Inc. (b)	16	4,507
IPG Photonics Corp. (b)	500	57,295
Jabil, Inc.	12	3,187
TE Connectivity PLC	79	16,513
		81,502
Internet Services & Infrastructure - 1.1%
Akamai Technologies, Inc. (b)	16	1,838
GoDaddy, Inc. - Class A (b)	54	4,464
MongoDB, Inc. (b)	4,036	987,892
Shopify, Inc. - Class A (b)	824	97,743
Snowflake, Inc. - Class A (b)	13,616	2,053,565
Twilio, Inc. - Class A (b)	3,192	401,617
VeriSign, Inc.	15	3,725
		3,550,844
IT Consulting & Other Services - 0.7%
Accenture PLC - Class A	10,306	2,043,577
Cognizant Technology Solutions Corp. - Class A	113	6,933
Gartner, Inc. (b)	26	4,117
International Business Machines Corp.	1,386	335,952
		2,390,579
Semiconductor Materials & Equipment - 1.1%
Aehr Test Systems (b)	102	3,782
Applied Materials, Inc.	5,108	1,745,863
ASML Holding NV	141	186,237
Entegris, Inc.	83	9,731
Ichor Holdings Ltd. (b)	132	6,153
KLA Corp.	83	122,210
Lam Research Corp.	4,908	1,048,643
Nova Ltd. (b)	820	356,110
Onto Innovation, Inc. (b)	26	5,332
Qnity Electronics, Inc.	637	73,497
Teradyne, Inc.	62	18,380
		3,575,938
Semiconductors - 11.5%
Advanced Micro Devices, Inc. (b)	7,501	1,525,928
Analog Devices, Inc.	206	65,537
The accompanying notes are an integral part of these financial statements.

ALPHA ARCHITECT US EQUITY 3 ETF
SCHEDULE OF INVESTMENTS
March 31, 2026 (Unaudited)

	Shares	Value
Broadcom, Inc.	34,001	$10,523,650
Credo Technology Group Holding Ltd. (b)	41	3,849
First Solar, Inc. (b)	51	10,060
Intel Corp. (b)	8,757	386,446
Marvell Technology, Inc.	1,131	112,026
Microchip Technology, Inc.	345	22,290
Micron Technology, Inc.	612	206,758
Monolithic Power Systems, Inc.	256	279,898
NVIDIA Corp.	128,403	22,393,483
NXP Semiconductors NV	64	12,599
ON Semiconductor Corp. (b)	186	11,517
QUALCOMM, Inc.	2,999	386,211
Silicon Laboratories, Inc. (b)	129	26,851
Skyworks Solutions, Inc.	220	11,781
Taiwan Semiconductor Manufacturing Co. Ltd. - ADR	2,007	678,266
Texas Instruments, Inc.	1,206	234,133
		36,891,283
Systems Software - 4.8%
Check Point Software Technologies Ltd. (b)	199	28,427
Crowdstrike Holdings, Inc. - Class A (b)	335	130,787
Fortinet, Inc. (b)	148	12,095
Gen Digital, Inc.	207	3,898
Microsoft Corp.	30,708	11,367,180
Nebius Group NV (b)	1,198	124,304
Oracle Corp.	18,535	2,726,684
Palo Alto Networks, Inc. (b)	5,459	875,187
ServiceNow, Inc. (b)	505	52,798
UiPath, Inc. - Class A (b)	2,715	30,137
		15,351,497
Technology Distributors - 0.1%
CDW Corp.	117	14,159
TD SYNNEX Corp.	2,626	443,033
		457,192
Technology Hardware, Storage & Peripherals - 9.5%
Apple, Inc.	98,300	24,947,557
Dell Technologies, Inc. - Class C	22	3,611
Hewlett Packard Enterprise Co.	563	13,405
HP, Inc.	1,036	19,902
NetApp, Inc.	447	45,768
Sandisk Corp. (b)	4,115	2,614,424
Seagate Technology Holdings PLC	3,766	1,475,368
Super Micro Computer, Inc. (b)	25,124	572,074
The accompanying notes are an integral part of these financial statements.

ALPHA ARCHITECT US EQUITY 3 ETF
SCHEDULE OF INVESTMENTS
March 31, 2026 (Unaudited)

	Shares	Value
Western Digital Corp.	3,584	$969,436
		30,661,545
Total Information Technology		109,601,304

Materials - 0.7%
Commodity Chemicals - 0.0% (a)
Cabot Corp.	81	6,100
Dow, Inc.	1,533	63,850
LyondellBasell Industries NV - Class A	102	8,217
		78,167
Construction Materials - 0.1%
CRH PLC	28	2,943
Eagle Materials, Inc.	28	5,305
Martin Marietta Materials, Inc.	33	19,426
Vulcan Materials Co.	553	150,582
		178,256
Copper - 0.0% (a)
Freeport-McMoRan, Inc.	424	24,923
Southern Copper Corp.	22	3,785
		28,708
Diversified Chemicals - 0.0% (a)
Chemours Co.	311	6,851

Diversified Metals & Mining - 0.0% (a)
Rio Tinto PLC - ADR	209	19,498

Fertilizers & Agricultural Chemicals - 0.1%
CF Industries Holdings, Inc.	108	14,023
Corteva, Inc.	1,752	146,660
		160,683
Gold - 0.0% (a)
Barrick Mining Corp.	153	6,241
Franco-Nevada Corp.	25	6,176
Kinross Gold Corp.	185	5,646
Newmont Corp.	1,270	137,478
		155,541
Industrial Gases - 0.3%
Air Products and Chemicals, Inc.	1,383	401,747
Linde PLC	1,193	591,442
		993,189
Metal, Glass & Plastic Containers - 0.0% (a)
Ball Corp.	122	7,211
Crown Holdings, Inc.	587	58,847
		66,058
The accompanying notes are an integral part of these financial statements.

ALPHA ARCHITECT US EQUITY 3 ETF
SCHEDULE OF INVESTMENTS
March 31, 2026 (Unaudited)

	Shares	Value
Paper & Plastic Packaging Products & Materials - 0.0% (a)
Amcor PLC	150	$5,963
International Paper Co.	303	10,817
Packaging Corp. of America	91	19,312
		36,092
Specialty Chemicals - 0.2%
Albemarle Corp.	678	121,721
DuPont de Nemours, Inc.	1,415	64,807
Eastman Chemical Co.	90	6,869
Ecolab, Inc.	85	22,612
International Flavors & Fragrances, Inc.	184	13,349
Perimeter Solutions, Inc. (b)	202	4,933
Sherwin-Williams Co.	589	188,804
Solstice Advanced Materials, Inc.	1,000	76,160
		499,255
Steel - 0.0% (a)
Cleveland-Cliffs, Inc. (b)	402	3,397
Nucor Corp.	374	63,243
Steel Dynamics, Inc.	40	7,200
		73,840
Total Materials		2,296,138

Real Estate - 0.0% (a)
Real Estate Services - 0.0% (a)
CBRE Group, Inc. - Class A (b)	71	9,618
CoStar Group, Inc. (b)	34	1,371
Total Real Estate		10,989

Utilities - 1.0%
Electric Utilities - 0.6%
Alliant Energy Corp.	1,236	88,695
American Electric Power Co., Inc.	239	31,328
Constellation Energy Corp.	192	53,616
Duke Energy Corp.	3,585	469,420
Edison International	77	5,635
Entergy Corp.	608	68,315
Evergy, Inc.	242	19,825
Eversource Energy	1,211	83,898
Exelon Corp.	558	27,353
FirstEnergy Corp.	387	19,605
NextEra Energy, Inc.	7,898	733,566
NRG Energy, Inc.	493	72,047
PG&E Corp.	687	12,071
Pinnacle West Capital Corp.	66	6,649
The accompanying notes are an integral part of these financial statements.

ALPHA ARCHITECT US EQUITY 3 ETF
SCHEDULE OF INVESTMENTS
March 31, 2026 (Unaudited)

	Shares	Value
PPL Corp.	1,583	$60,471
Southern Co.	1,161	112,060
Xcel Energy, Inc.	586	46,552
		1,911,106
Gas Utilities - 0.0% (a)
Atmos Energy Corp.	811	149,808
National Fuel Gas Co.	33	3,101
UGI Corp.	111	4,042
		156,951
Independent Power Producers & Energy Traders - 0.0% (a)
AES Corp.	995	14,019
Vistra Corp.	36	5,412
		19,431
Multi-Utilities - 0.3%
Ameren Corp.	53	5,826
Brookfield Infrastructure Partners LP	1,125	40,635
CenterPoint Energy, Inc.	1,151	49,677
CMS Energy Corp.	24	1,862
Consolidated Edison, Inc.	86	9,733
Dominion Energy, Inc.	1,599	98,850
DTE Energy Co.	1,817	265,682
National Grid PLC - ADR	40	3,384
NiSource, Inc.	472	22,024
Public Service Enterprise Group, Inc.	281	22,747
Sempra	190	18,462
WEC Energy Group, Inc.	2,271	262,914
		801,796
Renewable Electricity - 0.0% (a)
Clearway Energy, Inc. - Class C	299	11,748

Water Utilities - 0.1%
American Water Works Co., Inc.	96	13,065
Essential Utilities, Inc.	8,828	355,503
		368,568
Total Utilities		3,269,600
TOTAL COMMON STOCKS (Cost $79,822,069)		275,280,984

EXCHANGE TRADED FUNDS - 14.1%
Akre Focus ETF	21,957	1,160,427
Alerian MLP ETF	4,472	235,406
Alpha Architect US Equity 2 ETF (d)	6,642	308,969
Alpha Architect US Equity ETF (d)	154,898	8,114,052
Amplify Blockchain Technology ETF	572	28,491
ARK Innovation ETF (b)	549	37,107
The accompanying notes are an integral part of these financial statements.

ALPHA ARCHITECT US EQUITY 3 ETF
SCHEDULE OF INVESTMENTS
March 31, 2026 (Unaudited)

	Shares	Value
Avantis Responsible US Equity ETF	2,000	$147,850
Cambria US EW ETF (d)	10,118	494,569
Dimensional Emerging Core Equity Market ETF	210	7,111
Dimensional US Core Equity 1 ETF	855	61,629
Dimensional US Core Equity 2 ETF	9,040	351,294
Dimensional US Equity Market ETF	17,938	1,271,984
Dimensional US Small Cap ETF	829	58,967
Fidelity Enhanced Large Cap Value ETF	275	9,600
Fidelity International Value Factor ETF	128	4,456
Fidelity Nasdaq Composite Index ETF	2,109	179,075
Fidelity Small-Mid Multifactor ETF	1,526	68,243
First Trust Capital Strength ETF	1,243	115,301
First Trust Dow Jones Internet Index Fund (b)	104	24,339
First Trust EIP Power Solutions ETF	200	7,469
First Trust NASDAQ Cybersecurity ETF	800	50,144
First Trust SMID Cap Rising Dividend Achievers ETF	350	13,801
First Trust Value Line Dividend Index Fund	876	41,198
Invesco Large Cap Growth ETF	575	72,410
Invesco QQQ Trust Series 1	5,940	3,428,449
Invesco RAFI Developed Markets ex-US ETF	1,458	101,914
Invesco RAFI Emerging Markets ETF	1,559	41,953
Invesco Russell 1000 Equal Weight ETF	50,514	2,783,321
Invesco S&P 500 Equal Weight ETF	1,299	249,304
Invesco S&P 500 Equal Weight Technology ETF	455	20,593
Invesco S&P 500 Equal Weight Utilities ETF	1,500	121,665
Invesco S&P 500 Low Volatility ETF	205	14,994
Invesco Water Resources ETF	507	33,898
iShares Core Dividend Growth ETF	579	40,634
iShares Core MSCI EAFE ETF	304	27,521
iShares Core MSCI Emerging Markets ETF	206	14,368
iShares Core S&P 500 ETF	72	47,031
iShares Core S&P Mid-Cap ETF	3,477	234,802
iShares Core S&P U.S. Growth ETF	755	117,108
iShares ESG Aware MSCI EAFE ETF	415	39,682
iShares ESG Aware MSCI USA ETF	1,316	186,109
iShares ESG Aware MSCI USA Small-Cap ETF	281	13,213
iShares ESG MSCI KLD 400 ETF	714	86,530
iShares ESG Optimized MSCI USA ETF	1,680	221,928
iShares Expanded Tech Sector ETF	2,476	293,431
iShares Expanded Tech-Software Sector ETF (b)	712	56,996
iShares Global Healthcare ETF	579	54,160
iShares MSCI EAFE ETF	100	9,713
iShares MSCI EAFE Min Vol Factor ETF	164	14,985
iShares MSCI EAFE Value ETF	302	22,454
The accompanying notes are an integral part of these financial statements.

ALPHA ARCHITECT US EQUITY 3 ETF
SCHEDULE OF INVESTMENTS
March 31, 2026 (Unaudited)

	Shares	Value
iShares MSCI Emerging Markets Min Vol Factor ETF	123	$7,962
iShares MSCI International Quality Factor ETF	620	28,663
iShares MSCI International Value Factor ETF	1,525	60,512
iShares MSCI USA Min Vol Factor ETF	314	29,120
iShares MSCI USA Momentum Factor ETF	351	84,236
iShares MSCI USA Quality Factor ETF	149	28,580
iShares Russell 1000 ETF	599	213,579
iShares Russell 1000 Growth ETF	59	25,158
iShares Russell 1000 Value ETF	102	21,794
iShares Russell 2000 Growth ETF	161	50,523
iShares Russell 2000 Value ETF	475	90,055
iShares Russell Mid-Cap ETF	200	19,446
iShares Russell Mid-Cap Value ETF	434	63,251
iShares Russell Top 200 Growth ETF	163	40,561
iShares Russell Top 200 Value ETF	279	25,855
iShares S&P 100 ETF	542	172,394
iShares S&P 500 Value ETF	85	17,948
iShares Semiconductor ETF	486	159,729
iShares U.S. Financials ETF	416	48,947
iShares U.S. Small-Cap Equity Factor ETF	400	30,196
iShares U.S. Technology ETF	2,944	534,100
JPMorgan Active Growth ETF	223	18,848
JPMorgan Active Value ETF	271	19,444
JPMorgan Diversified Return US Equity ETF	96	12,500
JPMorgan Diversified Return US Mid Cap Equity ETF	55	6,299
JPMorgan Diversified Return US Small Cap Equity ETF	121	6,344
JPMorgan Hedged Equity Laddered Overlay ETF	823	52,598
JPMorgan US Quality Factor ETF	2,000	122,640
JPMorgan US Value Factor ETF	397	19,397
Pacer US Cash Cows 100 ETF	2,011	125,808
Pacer US Small Cap Cash Cows ETF	400	17,948
ProShares Nasdaq-100 Dorsey Wright Momentum ETF	300	15,212
Qraft AI-Enhanced US Large Cap Momentum ETF	1,000	47,146
Schwab Fundamental Emerging Markets Equity ETF	1,742	66,649
Schwab Fundamental US Broad Market ETF	610	16,592
Schwab International Equity ETF	1,412	34,947
Schwab U.S. Large-Cap Growth ETF	370	10,778
Schwab U.S. Large-Cap Value ETF	800	24,400
Schwab US Broad Market ETF	6,933	174,018
Schwab US Dividend Equity ETF	3,144	96,458
SPDR S&P 500 Fossil Fuel Reserves Free ETF	972	51,545
State Street Consumer Staples Select Sector SPDR ETF	389	31,890
State Street Energy Select Sector SPDR ETF	1,600	98,016
State Street Financial Select Sector SPDR ETF	2,750	135,768
The accompanying notes are an integral part of these financial statements.

ALPHA ARCHITECT US EQUITY 3 ETF
SCHEDULE OF INVESTMENTS
March 31, 2026 (Unaudited)

	Shares	Value
State Street Health Care Select Sector SPDR ETF	1,491	$218,596
State Street SPDR Dow Jones Industrial Average ETF Trust	1,456	674,405
State Street SPDR S&P 500 ETF Trust	13,276	8,633,914
State Street SPDR S&P MidCap 400 ETF Trust	230	141,855
State Street SPDR S&P Semiconductor ETF	104	33,916
State Street Technology Select Sector SPDR ETF	11,126	1,478,645
State Street Utilities Select Sector SPDR ETF	553	25,377
VanEck Junior Gold Miners ETF	14,858	1,783,554
VanEck Morningstar Wide Moat ETF	538	52,025
Vanguard Consumer Discretionary ETF	157	56,368
Vanguard Consumer Staples ETF	204	45,816
Vanguard Dividend Appreciation ETF	768	165,166
Vanguard FTSE All World ex-US Small-Cap ETF	94	13,704
Vanguard FTSE Developed Markets ETF	667	42,741
Vanguard FTSE Emerging Markets ETF	1,475	79,724
Vanguard Growth ETF	1,896	828,154
Vanguard Health Care ETF	172	46,841
Vanguard High Dividend Yield ETF	175	25,918
Vanguard Large-Cap ETF	1,634	488,321
Vanguard Materials ETF	156	35,153
Vanguard Mid-Cap ETF	993	285,170
Vanguard Mid-Cap Value ETF	162	29,853
Vanguard Real Estate ETF	100	8,870
Vanguard Russell 2000 ETF	40	4,007
Vanguard S&P 500 ETF	5,529	3,303,854
Vanguard S&P 500 Growth ETF	25	10,192
Vanguard S&P Small-Cap 600 Value ETF	80	8,139
Vanguard Small-Cap ETF	708	185,439
Vanguard Small-Cap Value ETF	1,276	277,211
Vanguard Total International Stock ETF	745	57,447
Vanguard Total Stock Market ETF	5,418	1,738,149
Vanguard Value ETF	1,203	236,029
VictoryShares US 500 Enhanced Volatility Wtd ETF	416	30,847
Virtus Reaves Utilities ETF	200	15,980
WisdomTree International Hedged Quality Dividend Growth Fund	529	25,471
TOTAL EXCHANGE TRADED FUNDS (Cost $24,745,710)		45,185,353

REAL ESTATE INVESTMENT TRUSTS - 0.3%
Real Estate - 0.3%
Data Center REITs - 0.0% (a)
Digital Realty Trust, Inc.	173	31,176
Equinix, Inc.	13	12,743
		43,919
The accompanying notes are an integral part of these financial statements.

ALPHA ARCHITECT US EQUITY 3 ETF
SCHEDULE OF INVESTMENTS
March 31, 2026 (Unaudited)

	Shares	Value
Health Care REITs - 0.0% (a)
Alexandria Real Estate Equities, Inc.	105	$4,874
Omega Healthcare Investors, Inc.	91	3,988
Ventas, Inc.	390	31,894
Welltower, Inc.	351	69,396
		110,152
Hotel & Resort REITs - 0.0% (a)
Host Hotels & Resorts, Inc.	485	9,293

Industrial REITs - 0.1%
Prologis, Inc.	1,060	140,111

Multi-Family Residential REITs - 0.0% (a)
AvalonBay Communities, Inc.	70	11,434
Camden Property Trust	97	9,473
Equity Residential	85	5,028
Essex Property Trust, Inc.	1	242
Mid-America Apartment Communities, Inc.	71	8,671
UDR, Inc.	707	23,882
		58,730
Other Specialized REITs - 0.0% (a)
Iron Mountain, Inc.	102	10,418
Lamar Advertising Co. - Class A	479	60,670
VICI Properties, Inc.	1,925	52,591
		123,679
Retail REITs - 0.1%
Kimco Realty Corp.	649	14,583
Realty Income Corp.	4,924	301,250
Simon Property Group, Inc.	131	24,436
		340,269
Self-Storage REITs - 0.0% (a)
Extra Space Storage, Inc.	20	2,623
Public Storage	30	8,126
		10,749
Telecom Tower REITs - 0.1%
American Tower Corp.	1,222	210,893
Crown Castle, Inc.	43	3,496
SBA Communications Corp.	221	38,036
		252,425
Timber REITs - 0.0% (a)
Weyerhaeuser Co.	58	1,417
Total Real Estate		1,090,744
TOTAL REAL ESTATE INVESTMENT TRUSTS (Cost $688,762)		1,090,744

The accompanying notes are an integral part of these financial statements.

ALPHA ARCHITECT US EQUITY 3 ETF
SCHEDULE OF INVESTMENTS
March 31, 2026 (Unaudited)

	Shares	Value
SHORT-TERM INVESTMENTS
MONEY MARKET FUNDS - 0.0% (a)
First American Government Obligations Fund - Class X, 3.58% (e)	139,617	$139,617
TOTAL MONEY MARKET FUNDS (Cost $139,617)		139,617

TOTAL INVESTMENTS - 100.0% (Cost $105,396,158)		$321,696,698
Other Assets in Excess of Liabilities - 0.0% (a)		33,674
TOTAL NET ASSETS - 100.0%		$321,730,372

Percentages are stated as a percent of net assets.

ADR - American Depositary Receipt
LP - Limited Partnership
PLC - Public Limited Company
REIT - Real Estate Investment Trust

(a)	Represents less than 0.05% of net assets.
(b)	Non-income producing security.
(c)
To the extent that the Fund invests more heavily in a particular industry or sector of the economy, its performance will be especially sensitive to developments that significantly affect those industries or sectors.

(d)	Affiliated security as defined by the Investment Company Act of 1940.
(e)	The rate shown represents the 7-day annualized yield as of March 31, 2026.

The Global Industry Classification Standard (“GICS®”) was developed by and/or is the exclusive property of MSCI, Inc. and Standard & Poor’s Financial Services LLC (“S&P”). GICS is a service mark of MSCI, Inc. and S&P and has been licensed for use by U.S. Bank Global Fund Services.

The accompanying notes are an integral part of these financial statements.

ALPHA ARCHITECT US EQUITY ETF
SCHEDULE OF INVESTMENTS
March 31, 2026 (Unaudited)

	Shares	Value
COMMON STOCKS - 98.8%
Communication Services - 12.1%
Cable & Satellite - 0.3%
Charter Communications, Inc. - Class A (a)	944	$203,791
Comcast Corp. - Class A	38,203	1,096,808
		1,300,599
Integrated Telecommunication Services - 0.9%
AT&T, Inc.	73,683	2,136,070
Verizon Communications, Inc.	44,299	2,223,810
		4,359,880
Interactive Home Entertainment - 0.1%
Take-Two Interactive Software, Inc. (a)	1,763	348,192

Interactive Media & Services - 9.2%
Alphabet, Inc. - Class A	62,340	17,926,490
Alphabet, Inc. - Class C	49,780	14,279,891
Meta Platforms, Inc. - Class A	18,339	10,492,292
		42,698,673
Movies & Entertainment - 1.6%
Live Nation Entertainment, Inc. (a)	1,725	263,080
Netflix, Inc. (a)	46,467	4,467,802
TKO Group Holdings, Inc.	721	145,390
Walt Disney Co.	19,125	1,843,267
Warner Bros Discovery, Inc. (a)	18,904	519,104
		7,238,643
Total Communication Services		55,945,987

Consumer Discretionary - 8.9%
Apparel Retail - 0.6%
Ross Stores, Inc.	3,443	745,857
TJX Cos., Inc.	11,826	1,888,612
		2,634,469
Apparel, Accessories & Luxury Goods - 0.1%
Lululemon Athletica, Inc. (a)	1,204	184,332
Ralph Lauren Corp.	401	137,940
		322,272
Automobile Manufacturers - 2.0%
Ford Motor Co.	42,591	491,500
Tesla, Inc. (a)	23,686	8,805,271
		9,296,771
Automotive Parts & Equipment - 0.0% (b)
Aptiv PLC (a)	2,373	164,781

The accompanying notes are an integral part of these financial statements.

ALPHA ARCHITECT US EQUITY ETF
SCHEDULE OF INVESTMENTS
March 31, 2026 (Unaudited)

	Shares	Value
Automotive Retail - 0.3%
AutoZone, Inc. (a)	173	$584,356
Carvana Co. (a)	738	232,012
O'Reilly Automotive, Inc. (a)	8,435	778,635
		1,595,003
Broadline Retail - 3.7%
Amazon.com, Inc. (a)	81,495	16,972,964

Casinos & Gaming - 0.0% (b)
Las Vegas Sands Corp.	3,360	181,037

Computer & Electronics Retail - 0.0% (b)
Best Buy Co., Inc.	1,948	125,062

Footwear - 0.0% (b)
Deckers Outdoor Corp. (a)	1,553	155,440

Home Improvement Retail - 1.1%
Home Depot, Inc.	10,692	3,516,492
Lowe's Cos., Inc.	6,069	1,433,983
		4,950,475
Homebuilding - 0.2%
DR Horton, Inc.	2,903	398,349
Lennar Corp. - Class A	2,294	199,211
NVR, Inc. (a)	31	204,285
		801,845
Homefurnishing Retail - 0.0% (b)
Williams-Sonoma, Inc.	1,280	233,382

Hotels, Resorts & Cruise Lines - 0.2%
Airbnb, Inc. - Class A (a)	4,693	592,632
Carnival Corp.	8,723	225,751
		818,383
Leisure Products - 0.0% (b)
Hasbro, Inc.	1,451	135,814

Other Specialty Retail - 0.1%
Ulta Beauty, Inc. (a)	450	235,220

Restaurants - 0.6%
Chipotle Mexican Grill, Inc. (a)	13,030	417,090
Darden Restaurants, Inc.	1,251	245,246
DoorDash, Inc. - Class A (a)	4,035	605,855
The accompanying notes are an integral part of these financial statements.

ALPHA ARCHITECT US EQUITY ETF
SCHEDULE OF INVESTMENTS
March 31, 2026 (Unaudited)

	Shares	Value
Starbucks Corp.	12,379	$1,109,035
Yum! Brands, Inc.	2,888	449,026
		2,826,252
Total Consumer Discretionary		41,449,170

Consumer Staples - 5.8%
Agricultural Products & Services - 0.1%
Archer-Daniels-Midland Co.	4,797	348,694
Bunge Global SA	1,443	183,550
		532,244
Consumer Staples Merchandise Retail - 2.5%
Costco Wholesale Corp.	4,693	4,676,246
Dollar General Corp.	2,260	268,330
Dollar Tree, Inc. (a)	2,076	227,343
Target Corp.	4,961	601,273
Walmart, Inc.	45,432	5,646,289
		11,419,481
Distillers & Vintners - 0.0% (b)
Constellation Brands, Inc. - Class A	1,467	220,050

Food Distributors - 0.1%
Sysco Corp.	4,677	333,610

Food Retail - 0.1%
Kroger Co.	5,918	428,226

Household Products - 1.0%
Church & Dwight Co., Inc.	2,495	232,833
Clorox Co.	1,250	129,538
Colgate-Palmolive Co.	7,891	672,550
Procter & Gamble Co.	24,104	3,481,582
		4,516,503
Packaged Foods & Meats - 0.3%
General Mills, Inc.	5,572	207,390
Hershey Co.	1,535	319,111
McCormick & Co., Inc.	2,646	133,464
Mondelez International, Inc. - Class A	12,777	736,466
		1,396,431
Personal Care Products - 0.1%
Kenvue, Inc.	18,567	320,095

Soft Drinks & Non-alcoholic Beverages - 0.8%
Coca-Cola Co.	40,656	3,091,889
The accompanying notes are an integral part of these financial statements.

ALPHA ARCHITECT US EQUITY ETF
SCHEDULE OF INVESTMENTS
March 31, 2026 (Unaudited)

	Shares	Value
Keurig Dr Pepper, Inc.	13,707	$360,905
Monster Beverage Corp. (a)	7,478	541,856
		3,994,650
Tobacco - 0.8%
Altria Group, Inc.	16,872	1,113,383
Philip Morris International, Inc.	16,158	2,671,564
		3,784,947
Total Consumer Staples		26,946,237

Energy - 4.3%
Integrated Oil & Gas - 2.5%
Chevron Corp.	19,950	4,127,655
Exxon Mobil Corp.	43,663	7,407,865
		11,535,520
Oil & Gas Equipment & Services - 0.3%
Baker Hughes Co.	10,218	623,809
SLB Ltd.	15,708	807,234
		1,431,043
Oil & Gas Exploration & Production - 0.7%
ConocoPhillips	13,161	1,737,252
Coterra Energy, Inc.	8,190	287,796
EOG Resources, Inc.	5,793	837,494
EQT Corp.	6,334	403,096
		3,265,638
Oil & Gas Refining & Marketing - 0.4%
Marathon Petroleum Corp.	3,254	794,562
Valero Energy Corp.	3,291	813,140
		1,607,702
Oil & Gas Storage & Transportation - 0.4%
Kinder Morgan, Inc.	20,765	696,250
ONEOK, Inc.	6,653	601,365
Targa Resources Corp.	2,264	567,653
		1,865,268
Total Energy		19,705,171

Financials - 12.8%
Asset Management & Custody Banks - 0.7%
Ameriprise Financial, Inc.	920	408,848
Bank of New York Mellon Corp.	7,568	897,792
Blackstone, Inc.	7,013	806,425
KKR & Co., Inc.	5,604	518,370
State Street Corp.	2,732	345,762
		2,977,197
The accompanying notes are an integral part of these financial statements.

ALPHA ARCHITECT US EQUITY ETF
SCHEDULE OF INVESTMENTS
March 31, 2026 (Unaudited)

	Shares	Value
Consumer Finance - 0.7%
American Express Co.	6,008	$1,817,300
Capital One Financial Corp.	6,374	1,162,809
Synchrony Financial	3,370	229,227
		3,209,336
Diversified Banks - 4.3%
Bank of America Corp.	73,968	3,605,940
Citigroup, Inc.	19,855	2,251,756
Fifth Third Bancorp	10,076	468,131
JPMorgan Chase & Co.	30,115	8,858,628
PNC Financial Services Group, Inc.	4,390	913,515
US Bancorp	17,304	899,981
Wells Fargo & Co.	34,649	2,758,407
		19,756,358
Diversified Financial Services - 0.1%
Apollo Global Management, Inc.	4,070	453,479

Financial Exchanges & Data - 0.1%
Coinbase Global, Inc. - Class A (a)	1,427	249,169
MSCI, Inc.	714	384,853
		634,022
Insurance Brokers - 0.5%
Aon PLC - Class A	2,351	758,856
Brown & Brown, Inc.	3,124	203,716
Marsh & McLennan Cos., Inc.	5,266	913,388
Willis Towers Watson PLC	956	277,909
		2,153,869
Investment Banking & Brokerage - 0.9%
Charles Schwab Corp.	17,932	1,685,250
Morgan Stanley	12,911	2,124,763
Raymond James Financial, Inc.	1,746	252,803
Robinhood Markets, Inc. - Class A (a)	4,001	277,269
		4,340,085
Life & Health Insurance - 0.3%
Aflac, Inc.	5,079	557,217
MetLife, Inc.	6,173	436,554
Prudential Financial, Inc.	3,440	336,054
		1,329,825
Multi-Sector Holdings - 2.0%
Berkshire Hathaway, Inc. - Class B (a)	19,591	9,388,007

Property & Casualty Insurance - 0.6%
Arch Capital Group Ltd. (a)	3,482	334,237
Chubb Ltd.	3,862	1,258,742
The accompanying notes are an integral part of these financial statements.

ALPHA ARCHITECT US EQUITY ETF
SCHEDULE OF INVESTMENTS
March 31, 2026 (Unaudited)

	Shares	Value
Progressive Corp.	6,220	$1,233,053
		2,826,032
Regional Banks - 0.2%
Citizens Financial Group, Inc.	4,759	285,397
Truist Financial Corp.	14,175	651,625
		937,022
Reinsurance - 0.0% (b)
Everest Group Ltd.	447	146,102

Transaction & Payment Processing Services - 2.4%
Block, Inc. (a)	4,825	290,368
Corpay, Inc. (a)	704	204,857
Fiserv, Inc. (a)	5,283	294,791
Mastercard, Inc. - Class A	9,222	4,607,865
Visa, Inc. - Class A	18,728	5,660,351
		11,058,232
Total Financials		59,209,566

Health Care - 9.2%
Biotechnology - 1.8%
AbbVie, Inc.	18,342	3,989,201
Amgen, Inc.	5,634	1,982,323
Biogen, Inc. (a)	1,524	279,395
Incyte Corp. (a)	1,764	166,028
Moderna, Inc. (a)	3,596	182,677
Regeneron Pharmaceuticals, Inc.	990	764,914
Vertex Pharmaceuticals, Inc. (a)	2,669	1,191,815
		8,556,353
Health Care Distributors - 0.2%
Cardinal Health, Inc.	2,312	488,549
Cencora, Inc.	2,029	637,390
		1,125,939
Health Care Equipment - 2.0%
Abbott Laboratories	17,929	1,840,770
Boston Scientific Corp. (a)	15,737	987,497
Dexcom, Inc. (a)	4,133	259,552
Edwards Lifesciences Corp. (a)	5,693	455,895
GE HealthCare Technologies, Inc.	4,321	307,569
Hologic, Inc. (a)	2,344	177,183
IDEXX Laboratories, Inc. (a)	779	437,712
Insulet Corp. (a)	721	151,295
Intuitive Surgical, Inc. (a)	3,845	1,772,507
Medtronic PLC	13,360	1,157,644
ResMed, Inc.	1,424	319,659
The accompanying notes are an integral part of these financial statements.

ALPHA ARCHITECT US EQUITY ETF
SCHEDULE OF INVESTMENTS
March 31, 2026 (Unaudited)

	Shares	Value
STERIS PLC	1,056	$233,513
Stryker Corp.	3,601	1,183,253
Zimmer Biomet Holdings, Inc.	2,087	188,707
		9,472,756
Health Care Services - 0.3%
CVS Health Corp.	13,394	961,957
Quest Diagnostics, Inc.	1,152	225,769
		1,187,726
Health Care Supplies - 0.1%
Align Technology, Inc. (a)	741	127,030
Cooper Cos., Inc. (a)	2,152	153,868
		280,898
Life Sciences Tools & Services - 1.0%
Agilent Technologies, Inc.	2,764	315,041
Danaher Corp.	6,612	1,253,635
IQVIA Holdings, Inc. (a)	1,615	275,422
Mettler-Toledo International, Inc. (a)	214	269,897
Thermo Fisher Scientific, Inc.	3,938	1,935,645
Waters Corp. (a)	1,063	316,561
West Pharmaceutical Services, Inc.	754	188,983
		4,555,184
Managed Health Care - 0.1%
Centene Corp. (a)	4,925	161,245
Humana, Inc.	1,216	210,842
		372,087
Pharmaceuticals - 3.7%
Bristol-Myers Squibb Co.	21,346	1,294,635
Eli Lilly & Co.	8,027	7,382,993
Johnson & Johnson	25,186	6,156,466
Pfizer, Inc.	59,311	1,665,453
Zoetis, Inc.	4,786	565,753
		17,065,300
Total Health Care		42,616,243

Industrials - 7.2%
Aerospace & Defense - 2.3%
Axon Enterprise, Inc. (a)	801	340,177
Boeing Co. (a)	8,353	1,662,497
General Dynamics Corp.	2,709	929,783
General Electric Co.	11,392	3,232,708
Howmet Aerospace, Inc.	4,283	987,060
RTX Corp.	14,423	2,782,197
Textron, Inc.	1,914	167,590
The accompanying notes are an integral part of these financial statements.

ALPHA ARCHITECT US EQUITY ETF
SCHEDULE OF INVESTMENTS
March 31, 2026 (Unaudited)

	Shares	Value
TransDigm Group, Inc.	617	$715,078
		10,817,090
Agricultural & Farm Machinery - 0.3%
Deere & Co.	2,726	1,535,556

Air Freight & Logistics - 0.2%
Expeditors International of Washington, Inc.	1,485	212,696
United Parcel Service, Inc. - Class B	7,944	781,531
		994,227
Building Products - 0.3%
Carrier Global Corp.	7,967	448,622
Johnson Controls International PLC	6,171	808,093
Lennox International, Inc.	340	157,804
Masco Corp.	2,255	136,134
		1,550,653
Cargo Ground Transportation - 0.0% (b)
JB Hunt Transport Services, Inc.	827	175,241

Construction & Engineering - 0.3%
EMCOR Group, Inc.	425	313,782
Quanta Services, Inc.	1,498	822,432
		1,136,214
Construction Machinery & Heavy Transportation Equipment - 1.2%
Caterpillar, Inc.	4,980	3,528,131
Cummins, Inc.	1,475	793,579
PACCAR, Inc.	5,668	654,654
Westinghouse Air Brake Technologies Corp.	1,659	414,601
		5,390,965
Data Processing & Outsourced Services - 0.1%
Broadridge Financial Solutions, Inc.	1,250	203,100

Diversified Support Services - 0.2%
Cintas Corp.	3,655	618,207
Copart, Inc. (a)	8,664	287,645
		905,852
Electrical Components & Equipment - 0.2%
Emerson Electric Co.	6,077	796,209
Generac Holdings, Inc. (a)	585	114,268
		910,477
Environmental & Facilities Services - 0.3%
Republic Services, Inc.	1,979	433,441
Veralto Corp.	2,658	235,020
Waste Management, Inc.	3,937	904,683
		1,573,144
The accompanying notes are an integral part of these financial statements.

ALPHA ARCHITECT US EQUITY ETF
SCHEDULE OF INVESTMENTS
March 31, 2026 (Unaudited)

	Shares	Value
Human Resource & Employment Services - 0.1%
Paychex, Inc.	3,588	$330,527

Industrial Conglomerates - 0.2%
3M Co.	5,660	822,002

Industrial Machinery & Supplies & Components - 0.6%
Fortive Corp.	3,434	189,832
IDEX Corp.	797	151,071
Illinois Tool Works, Inc.	2,712	705,906
Nordson Corp.	567	150,856
Otis Worldwide Corp.	3,838	295,833
Parker-Hannifin Corp.	1,356	1,213,945
Pentair PLC	1,742	151,746
		2,859,189
Passenger Airlines - 0.0% (b)
United Airlines Holdings, Inc. (a)	1,973	181,654

Passenger Ground Transportation - 0.4%
Uber Technologies, Inc. (a)	22,979	1,652,879

Rail Transportation - 0.2%
Norfolk Southern Corp.	2,390	685,930

Research & Consulting Services - 0.0% (b)
Jacobs Solutions, Inc.	1,318	167,755

Trading Companies & Distributors - 0.3%
Fastenal Co.	12,492	579,629
United Rentals, Inc.	695	506,349
WW Grainger, Inc.	442	482,138
		1,568,116
Total Industrials		33,460,571

Information Technology - 35.4% (c)
Application Software - 2.5%
Adobe, Inc. (a)	4,656	1,131,781
AppLovin Corp. - Class A (a)	1,894	753,812
Autodesk, Inc. (a)	2,157	516,386
Cadence Design Systems, Inc. (a)	2,998	833,054
Datadog, Inc. - Class A (a)	3,818	450,715
Fair Isaac Corp. (a)	265	282,898
Intuit, Inc.	3,130	1,353,349
The accompanying notes are an integral part of these financial statements.

ALPHA ARCHITECT US EQUITY ETF
SCHEDULE OF INVESTMENTS
March 31, 2026 (Unaudited)

	Shares	Value
Palantir Technologies, Inc. - Class A (a)	16,283	$2,381,877
PTC, Inc. (a)	1,305	185,950
Roper Technologies, Inc.	1,087	384,646
Salesforce, Inc.	10,478	1,955,928
Synopsys, Inc. (a)	1,969	780,669
Trimble, Inc. (a)	2,500	163,075
Tyler Technologies, Inc. (a)	456	156,125
Workday, Inc. - Class A (a)	2,167	281,537
		11,611,802
Communications Equipment - 1.3%
Arista Networks, Inc. (a)	9,382	1,151,922
Ciena Corp. (a)	1,017	394,830
Cisco Systems, Inc.	42,542	3,300,834
F5, Inc. (a)	636	184,014
Motorola Solutions, Inc.	1,759	763,353
		5,794,953
Electronic Equipment & Instruments - 0.2%
Keysight Technologies, Inc. (a)	1,771	500,077
Teledyne Technologies, Inc. (a)	493	298,270
Zebra Technologies Corp. - Class A (a)	455	95,131
		893,478
Electronic Manufacturing Services - 0.2%
Jabil, Inc.	1,050	278,912
TE Connectivity PLC	3,167	661,966
		940,878
Internet Services & Infrastructure - 0.1%
Akamai Technologies, Inc. (a)	1,445	165,958
VeriSign, Inc.	904	224,518
		390,476
IT Consulting & Other Services - 1.0%
Accenture PLC - Class A	7,029	1,393,781
Cognizant Technology Solutions Corp. - Class A	4,709	288,897
International Business Machines Corp.	11,403	2,763,973
		4,446,651
Semiconductor Materials & Equipment - 0.9%
Applied Materials, Inc.	6,611	2,259,574
KLA Corp.	1,036	1,525,417
Teradyne, Inc.	1,088	322,548
		4,107,539
Semiconductors - 12.3%
Advanced Micro Devices, Inc. (a)	13,455	2,737,151
Broadcom, Inc.	38,919	12,045,820
First Solar, Inc. (a)	1,131	223,101
Intel Corp. (a)	41,588	1,835,278
The accompanying notes are an integral part of these financial statements.

ALPHA ARCHITECT US EQUITY ETF
SCHEDULE OF INVESTMENTS
March 31, 2026 (Unaudited)

	Shares	Value
Micron Technology, Inc.	9,345	$3,157,115
Monolithic Power Systems, Inc.	280	306,138
NVIDIA Corp.	197,089	34,372,321
NXP Semiconductors NV	2,095	412,422
ON Semiconductor Corp. (a)	2,871	177,772
Texas Instruments, Inc.	9,494	1,843,165
		57,110,283
Systems Software - 7.9%
Crowdstrike Holdings, Inc. - Class A (a)	2,559	999,059
Fortinet, Inc. (a)	7,096	579,885
Microsoft Corp.	81,372	30,121,474
Oracle Corp.	17,090	2,514,110
Palo Alto Networks, Inc. (a)	8,688	1,392,860
ServiceNow, Inc. (a)	11,384	1,190,197
		36,797,585
Technology Hardware, Storage & Peripherals - 9.0%
Apple, Inc.	155,640	39,499,876
Dell Technologies, Inc. - Class C	2,611	428,543
Hewlett Packard Enterprise Co.	11,946	284,434
NetApp, Inc.	2,162	221,367
Sandisk Corp. (a)	748	475,234
Seagate Technology Holdings PLC	2,014	789,005
Super Micro Computer, Inc. (a)	3,761	85,638
		41,784,097
Total Information Technology		163,877,742

Materials - 1.2%
Copper - 0.2%
Freeport-McMoRan, Inc.	11,888	698,777

Fertilizers & Agricultural Chemicals - 0.0% (b)
CF Industries Holdings, Inc.	1,685	218,780

Industrial Gases - 0.7%
Air Products and Chemicals, Inc.	2,344	680,908
Linde PLC	4,930	2,444,097
		3,125,005
Paper & Plastic Packaging Products & Materials - 0.1%
Packaging Corp. of America	991	210,310
Smurfit Westrock PLC	5,825	232,126
		442,436
Specialty Chemicals - 0.1%
Albemarle Corp.	902	161,936
International Flavors & Fragrances, Inc.	2,670	193,709
The accompanying notes are an integral part of these financial statements.

ALPHA ARCHITECT US EQUITY ETF
SCHEDULE OF INVESTMENTS
March 31, 2026 (Unaudited)

	Shares	Value
PPG Industries, Inc.	2,391	$255,550
		611,195
Steel - 0.1%
Nucor Corp.	2,168	366,609
Steel Dynamics, Inc.	1,437	258,660
		625,269
Total Materials		5,721,462

Real Estate - 0.1%
Real Estate Services - 0.1%
CBRE Group, Inc. - Class A (a)	2,888	391,208
CoStar Group, Inc. (a)	4,691	189,235
Total Real Estate		580,443

Utilities - 1.8%
Electric Utilities - 1.1%
Alliant Energy Corp.	2,672	191,743
American Electric Power Co., Inc.	5,553	727,887
Duke Energy Corp.	8,166	1,069,256
Edison International	4,038	295,501
Entergy Corp.	4,362	490,114
FirstEnergy Corp.	5,461	276,654
NRG Energy, Inc.	1,654	241,716
PG&E Corp.	21,856	384,010
Southern Co.	11,568	1,116,543
Xcel Energy, Inc.	5,945	472,271
		5,265,695
Multi-Utilities - 0.6%
CenterPoint Energy, Inc.	6,910	298,236
CMS Energy Corp.	3,176	246,394
Consolidated Edison, Inc.	3,527	399,186
NiSource, Inc.	5,057	235,960
Public Service Enterprise Group, Inc.	4,879	394,955
Sempra	6,383	620,236
WEC Energy Group, Inc.	3,407	394,428
		2,589,395
Water Utilities - 0.1%
American Water Works Co., Inc.	2,015	274,221
Total Utilities		8,129,311
TOTAL COMMON STOCKS (Cost $329,132,801)		457,641,903

The accompanying notes are an integral part of these financial statements.

ALPHA ARCHITECT US EQUITY ETF
SCHEDULE OF INVESTMENTS
March 31, 2026 (Unaudited)

	Shares	Value
REAL ESTATE INVESTMENT TRUSTS - 0.7%
Real Estate - 0.7%
Health Care REITs - 0.1%
Ventas, Inc.	4,733	$387,065

Hotel & Resort REITs - 0.0% (b)
Host Hotels & Resorts, Inc.	6,976	133,660

Multi-Family Residential REITs - 0.2%
AvalonBay Communities, Inc.	1,509	246,495
Equity Residential	3,640	215,306
Essex Property Trust, Inc.	676	163,592
Mid-America Apartment Communities, Inc.	1,247	152,284
		777,677
Other Specialized REITs - 0.1%
VICI Properties, Inc.	10,597	289,510

Single-Family Residential REITs - 0.0% (b)
Invitation Homes, Inc.	5,886	146,267

Telecom Tower REITs - 0.3%
American Tower Corp.	4,660	804,223
Crown Castle, Inc.	4,259	346,299
SBA Communications Corp.	1,130	194,484
		1,345,006
Total Real Estate		3,079,185
TOTAL REAL ESTATE INVESTMENT TRUSTS (Cost $3,254,793)		3,079,185

SHORT-TERM INVESTMENTS
MONEY MARKET FUNDS - 0.5%
First American Government Obligations Fund - Class X, 3.58% (d)	2,233,084	2,233,084
TOTAL MONEY MARKET FUNDS (Cost $2,233,084)		2,233,084

TOTAL INVESTMENTS - 100.0% (Cost $334,620,678)		$462,954,172
Other Assets in Excess of Liabilities - 0.0% (b)		137,530
TOTAL NET ASSETS - 100.0%		$463,091,702

Percentages are stated as a percent of net assets.

PLC - Public Limited Company
REIT - Real Estate Investment Trust

The accompanying notes are an integral part of these financial statements.

ALPHA ARCHITECT US EQUITY ETF
SCHEDULE OF INVESTMENTS
March 31, 2026 (Unaudited)

(a)	Non-income producing security.
(b)	Represents less than 0.05% of net assets.
(c)
To the extent that the Fund invests more heavily in a particular industry or sector of the economy, its performance will be especially sensitive to developments that significantly affect those industries or sectors.

(d)	The rate shown represents the 7-day annualized yield as of March 31, 2026.

The Global Industry Classification Standard (“GICS®”) was developed by and/or is the exclusive property of MSCI, Inc. and Standard & Poor’s Financial Services LLC (“S&P”). GICS is a service mark of MSCI, Inc. and S&P and has been licensed for use by U.S. Bank Global Fund Services.

(b) Not applicable
The accompanying notes are an integral part of these financial statements.

ALPHA ARCHITECT ETFs

Item 7. Financial Statements and Financial Highlights for Open-End Management Investment
Companies.

STATEMENTS OF ASSETS AND LIABILITIES
March 31, 2026 (Unaudited)

	Alpha Architect 1-3 Month Box ETF	Alpha Architect Aggregate Bond ETF	Alpha Architect Global Factor Equity ETF
ASSETS:
Investments in unaffiliated securities, at value (See Note 2)	$10,734,184,606	$15,744,367	$70,000
Investments in affiliated securities, at value (See Note 2 and 6)	—	—	20,610,848
Receivable for fund shares sold	59,242,926	—	—
Dividends receivable	5,196	2,962	24,293
Deposit at broker for other investments(a)	4,837	14,667	—
Receivable for transaction fee	4,440	—	—
Receivable for investments sold	3,481	—	—
Interest receivable	96	925	—
Security lending income receivable (See Note 4)	—	—	100
Total assets	10,793,445,582	15,762,921	20,705,241

LIABILITIES:
Written option, at value (See Note 2)	25,933,900	80	—
Payable for investments purchased	61,393,303	—	—
Payable to adviser (See Note 3)	1,737,239	2,586	887
Interest payable	—	262	—
Total liabilities	89,064,442	2,928	887
NET ASSETS	$10,704,381,140	$15,759,993	$20,704,354

NET ASSETS CONSISTS OF:
Paid-in capital	$10,498,140,414	$15,746,239	$42,531,929
Total distributable earnings (accumulated losses)	206,240,726	13,754	(21,827,575)
Total net assets	$10,704,381,140	$15,759,993	$20,704,354

Net assets	$10,704,381,140	$15,759,993	$20,704,354
Shares issued and outstanding(b)	92,150,000	150,000	660,000
Net asset value per share	$116.16	$105.07	$31.37

COST:
Investments in unaffiliated securities, at cost	$10,704,015,455	$15,795,024	$70,000
Investments in affiliated securities, at cost	$—	$—	$15,972,478

PROCEEDS:
Written options premium received	$25,721,923	$20	$—

(a)	Deposit at broker for transactions occurred after fiscal period end.
(b)	Unlimited shares authorized without par value.

The accompanying notes are an integral part of these financial statements.

1

ALPHA ARCHITECT ETFs

STATEMENTS OF ASSETS AND LIABILITIES
March 31, 2026 (Unaudited)

	Alpha Architect High Inflation and Deflation ETF	Alpha Architect International Quantitative Momentum ETF	Alpha Architect International Quantitative Value ETF
ASSETS:
Investments, at value (See Note 2)	$96,108,632	$133,979,598	$201,514,176
Dividends receivable	220,424	440,556	1,879,955
Receivable for investments sold	—	87,798,183	71,244,153
Dividend tax reclaims receivable	—	128,845	518,530
Foreign currency, at value	—	—	14,528
Total assets	96,329,056	222,347,182	275,171,342

LIABILITIES:
Payable to adviser (See Note 3)	13,933	45,330	64,496
Distributions payable	—	—	832,465
Payable for investments purchased	—	89,238,829	78,360,182
Payable to custodian foreign currency, at value	—	20,896	—
Total liabilities	13,933	89,305,055	79,257,143
NET ASSETS	$96,315,123	$133,042,127	$195,914,199

NET ASSETS CONSISTS OF:
Paid-in capital	$93,586,622	$199,741,900	$280,303,707
Total distributable earnings (accumulated losses)	2,728,501	(66,699,773)	(84,389,508)
Total net assets	$96,315,123	$133,042,127	$195,914,199

Net assets	$96,315,123	$133,042,127	$195,914,199
Shares issued and outstanding(a)	4,010,000	3,400,000	5,875,000
Net asset value per share	$24.02	$39.13	$33.35

COST:
Investments, at cost	$92,896,818	$124,534,186	$191,356,738
Foreign currency, at cost	$—	$—	$14,123
	—	(20,944)	—
PROCEEDS:
Foreign currency proceeds	$—	$20,944	$—

(a)	Unlimited shares authorized without par value.

The accompanying notes are an integral part of these financial statements.

2

ALPHA ARCHITECT ETFs

STATEMENTS OF ASSETS AND LIABILITIES
March 31, 2026 (Unaudited)

	Alpha Architect Tail Risk ETF	Alpha Architect U.S. Quantitative Momentum ETF	Alpha Architect U.S. Quantitative Value ETF
ASSETS:
Investments, at value (See Note 2)	$780,083,261	$377,467,360	$490,502,630
Receivable for investments sold	7,448,537	—	—
Receivable for transaction fee	12,045	—	—
Dividends receivable	1,978	74,772	314,606
Interest receivable	21	—	—
Receivable for fund shares sold	—	1,362,666	—
Total assets	787,545,842	378,904,798	490,817,236

LIABILITIES:
Written option, at value ( See Note 2)	112,526,825	—	—
Payable for investments purchased	6,970,518	1,358,230	—
Due to broker	496,774	—	—
Payable to adviser (See Note 3)	333,642	88,301	115,195
Total liabilities	120,327,759	1,446,531	115,195
NET ASSETS	$667,218,083	$377,458,267	$490,702,041

NET ASSETS CONSISTS OF:
Paid-in capital	$724,282,159	$511,727,724	$611,543,185
Total accumulated losses	(57,064,076)	(134,269,457)	(120,841,144)
Total net assets	$667,218,083	$377,458,267	$490,702,041

Net assets	$667,218,083	$377,458,267	$490,702,041
Shares issued and outstanding(a)	7,353,847	5,540,000	9,410,000
Net asset value per share	$90.73	$68.13	$52.15

COST:
Investments, at cost	$784,771,248	$354,643,219	$474,121,710

PROCEEDS:	(118,842,160)	—	—
Written options premium received	$118,842,160	$—	$—

(a)	Unlimited shares authorized without par value.

The accompanying notes are an integral part of these financial statements.

3

ALPHA ARCHITECT ETFs

STATEMENTS OF ASSETS AND LIABILITIES
March 31, 2026 (Unaudited)

	Alpha Architect US Equity 2 ETF	Alpha Architect US Equity 3 ETF	Alpha Architect US Equity ETF
ASSETS:
Investments in unaffiliated securities, at value (See Note 2)	$436,525,227	$312,779,108	$462,954,172
Investments in affiliated securities, at value (See Note 2 and 6)	—	8,917,590	—
Dividends receivable	178,078	50,232	194,094
Dividend tax reclaims receivable	1,334	683	3,715
Total assets	436,704,639	321,747,613	463,151,981

LIABILITIES:
Payable to adviser (See Note 3)	57,321	17,241	60,279
Total liabilities	57,321	17,241	60,279
NET ASSETS	$436,647,318	$321,730,372	$463,091,702

NET ASSETS CONSISTS OF:
Paid-in capital	$113,128,369	$104,879,579	$256,626,460
Total distributable earnings	323,518,949	216,850,793	206,465,242
Total net assets	$436,647,318	$321,730,372	$463,091,702

Net assets	$436,647,318	$321,730,372	$463,091,702
Shares issued and outstanding(a)	9,383,000	6,570,000	8,837,000
Net asset value per share	$46.54	$48.97	$52.40

COST:
Investments in unaffiliated securities, at cost	$283,955,216	$100,936,758	$334,620,678
Investments in affiliated securities, at cost	$—	$4,459,400	$—

(a)	Unlimited shares authorized without par value.
The accompanying notes are an integral part of these financial statements.

4

ALPHA ARCHITECT ETFs
 STATEMENTS OF OPERATIONS
For the Period Ended March 31, 2026 (Unaudited)

	Alpha Architect 1-3 Month Box ETF	Alpha Architect Aggregate Bond ETF	Alpha Architect Global Factor Equity ETF
INVESTMENT INCOME:
Dividend income from unaffiliated securities	$39,596	$20,649	$899
Dividend income from affiliated securities	—	—	287,091
Interest income	2,037	8,948	—
Securities lending income (See Note 4)	—	—	1,410
Total investment income	41,633	29,597	289,400

EXPENSES:
Investment advisory fee (See Note 3)	11,505,326	12,203	5,091
Interest expense	655	262	—
Total expenses	11,505,981	12,465	5,091
Expense reimbursement by adviser (See Note 3)	(2,348,985)	—	—
Net expenses	9,156,996	12,465	5,091
NET INVESTMENT INCOME (LOSS)	(9,115,363)	17,132	284,309

REALIZED AND UNREALIZED GAIN (LOSS)		26,514	1,855,960
Net realized gain (loss) from:
Investments in unaffiliated securities	(185,392)	—	—
Investments in affiliated securities	—	—	(14,350)
In-kind redemptions in unaffiliated securities	191,614,019	164,673	—
In-kind redemptions in affiliated securities	—	—	828,691
Written options	(2,156,200)	—	—
Net realized gain (loss)	189,272,427	164,673	814,341

Net change in unrealized appreciation (depreciation) on:
Investments in unaffiliated securities	10,830,902	(138,331)	—
Investments in affiliated securities	—	—	1,041,619
Written options	(202,594)	172	—
Net change in unrealized appreciation (depreciation)	10,628,308	(138,159)	1,041,619
Net realized and unrealized gain (loss)	199,900,735	26,514	1,855,960
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$190,785,372	$43,646	$2,140,269

The accompanying notes are an integral part of these financial statements.

5

ALPHA ARCHITECT ETFs

STATEMENTS OF OPERATIONS
For the Period Ended March 31, 2026 (Unaudited)

	Alpha Architect High Inflation and Deflation ETF	Alpha Architect International Quantitative Momentum ETF	Alpha Architect International Quantitative Value ETF
INVESTMENT INCOME:
Dividend income	$2,261,120	$1,994,548	$2,569,159
Less: Dividend withholding taxes	—	(130,697)	(154,878)
Interest income	196,647	—	—
Total investment income	2,457,767	1,863,851	2,414,281

EXPENSES:
Investment advisory fee (See Note 3)	104,560	245,296	361,195
Total expenses	104,560	245,296	361,195
Expense reimbursement by adviser (See Note 3)	(33,336)	—	—
Net expenses	71,224	245,296	361,195
NET INVESTMENT INCOME (LOSS)	2,386,543	1,618,555	2,053,086

REALIZED AND UNREALIZED GAIN (LOSS)		7,578,806	18,281,723
Net realized gain (loss) from:
Investments	103,656	7,190,399	24,808,742
In-kind redemptions	109,665	7,502,516	182,677
Foreign currency translation	—	(110,000)	(115,467)
Net realized gain (loss)	213,321	14,582,915	24,875,952

Net change in unrealized appreciation (depreciation) on:
Investments	2,504,839	(6,834,991)	(6,603,492)
Foreign currency translation	—	(169,118)	9,263
Net change in unrealized appreciation (depreciation)	2,504,839	(7,004,109)	(6,594,229)
Net realized and unrealized gain (loss)	2,718,160	7,578,806	18,281,723
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$5,104,703	$9,197,361	$20,334,809

The accompanying notes are an integral part of these financial statements.

6

ALPHA ARCHITECT ETFs

STATEMENTS OF OPERATIONS
For the Period Ended March 31, 2026 (Unaudited)

	Alpha Architect Tail Risk ETF	Alpha Architect U.S. Quantitative Momentum ETF	Alpha Architect U.S. Quantitative Value ETF
INVESTMENT INCOME:
Dividend income	$13,179	$999,799	$4,613,993
Interest income	397	—	—
Total investment income	13,576	999,799	4,613,993

EXPENSES:
Investment advisory fee (See Note 3)	1,773,514	507,649	645,567
Interest expense	675	—	—
Total expenses	1,774,189	507,649	645,567
NET INVESTMENT INCOME (LOSS)	(1,760,613)	492,150	3,968,426

REALIZED AND UNREALIZED GAIN (LOSS)
Net realized gain (loss) from:
Investments in unaffiliated securities	(20,817,548)	(24,803,162)	(15,963,683)
Investments in affiliated securities	276	—	—
In-kind redemptions	11,264,355	50,337,512	76,771,649
Written options	15,231,402	—	—
Securities sold short - affiliated	224	—	—
Net realized gain (loss)	5,678,709	25,534,350	60,807,966

Net change in unrealized appreciation (depreciation) on:
Investments	(1,646,163)	(4,625,601)	(10,499,854)
Written options	5,334,600	—	—
Net change in unrealized appreciation (depreciation)	3,688,437	(4,625,601)	(10,499,854)
Net realized and unrealized gain (loss)	9,367,146	20,908,749	50,308,112
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$7,606,533	$21,400,899	$54,276,538

The accompanying notes are an integral part of these financial statements.

7

ALPHA ARCHITECT ETFs

STATEMENTS OF OPERATIONS
For the Period Ended March 31, 2026 (Unaudited)

	Alpha Architect US Equity 2 ETF(a)	Alpha Architect US Equity 3 ETF(b)	Alpha Architect US Equity ETF
INVESTMENT INCOME:
Dividend income	$1,596,018	$153,084	$2,220,838
Less: Issuance fees	(1,459)	—	(75)
Less: Dividend withholding taxes	(1,661)	(304)	(2,104)
Dividend income from affiliated securities	—	2,106	—
Total investment income	1,592,898	154,886	2,218,659

EXPENSES:
Investment advisory fee (See Note 3)	216,857	17,241	363,765
Total expenses	216,857	17,241	363,765
NET INVESTMENT INCOME (LOSS)	1,376,041	137,645	1,854,894

REALIZED AND UNREALIZED GAIN (LOSS)
Net realized gain (loss) from:
Investments in unaffiliated securities	(6,424,706)	31,852	(7,817,949)
Investments in affiliated securities	(1,683)	—	—
In-kind redemptions	172,229,823	369,027	85,923,113
In-kind redemptions in affiliated securities	4,243,859	11,729	—
Net realized gain (loss)	170,047,293	412,608	78,105,164

Net change in unrealized appreciation (depreciation) on:
Investments in unaffiliated securities	(198,951,710)	(7,317,896)	(91,726,723)
Investments in affiliated securities	(4,022,851)	(145,847)	—
Net change in unrealized appreciation (depreciation)	(202,974,561)	(7,463,743)	(91,726,723)
Net realized and unrealized gain (loss)	(32,927,268)	(7,051,135)	(13,621,559)
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$(31,551,227)	$(6,913,490)	$(11,766,665)

(a) Inception date of the Fund was December 9, 2025.
(b) Inception date of the Fund was March 18, 2026.

The accompanying notes are an integral part of these financial statements.

8

ALPHA ARCHITECT ETFs
STATEMENTS OF CHANGES IN NET ASSETS

	Alpha Architect 1-3 Month Box ETF		Alpha Architect Aggregate Bond ETF
	Period ended March 31, 2026 (Unaudited)	Year Ended September 30, 2025	Period Ended March 31, 2026 (Unaudited)	Period ended September 30, 2025(a)
OPERATIONS
Net investment income (loss)	$(9,115,363)	$(11,226,825)	$17,132	$4,700
Net realized gain (loss)	189,272,427	227,191,271	164,673	192,794
Net change in unrealized appreciation (depreciation)	10,628,308	36,375,799	(138,159)	87,442
Net increase (decrease) in net assets from operations	190,785,372	252,340,245	43,646	284,936

DISTRIBUTIONS TO SHAREHOLDERS:
From earnings	—	—	(15,122)	—
Total distributions to shareholders	—	—	(15,122)	—

CAPITAL TRANSACTIONS:
Shares sold	3,106,452,701	4,444,626,012	6,334,096	17,305,048
Shares redeemed	(672,594,386)	(586,355,636)	(1,053,668)	(7,143,446)
ETF transaction fees (See Note 1)	72,138	101,229	917	3,586
Net increase (decrease) in net assets from capital transactions	2,433,930,453	3,858,371,605	5,281,345	10,165,188

NET INCREASE (DECREASE) IN NET ASSETS	2,624,715,825	4,110,711,850	5,309,869	10,450,124

NET ASSETS:
Beginning of the period	8,079,665,315	3,968,953,465	10,450,124	—
End of the period	$10,704,381,140	$8,079,665,315	$15,759,993	$10,450,124

SHARES TRANSACTIONS
Shares sold	27,000,000	39,770,000	60,000	170,000
Shares redeemed	(5,830,000)	(5,230,000)	(10,000)	(70,000)
Total increase (decrease) in shares outstanding	21,170,000	34,540,000	50,000	100,000

(a) Inception date of the Fund was December 17, 2024.

The accompanying notes are an integral part of these financial statements.

9

ALPHA ARCHITECT ETFs

STATEMENTS OF CHANGES IN NET ASSETS

	Alpha Architect Global Factor Equity ETF			Alpha Architect High Inflation and Deflation ETF
	Period Ended March 31, 2025 (Unaudited)	Year ended September 30, 2025		Period ended March 31, 2026 (Unaudited)	Year ended September 30, 2025
OPERATIONS:
Net investment income (loss)	$284,309	$510,693		$2,386,543	$1,470,094
Net realized gain (loss)	814,341	1,002,317		213,321	(158,044)
Net change in unrealized appreciation (depreciation)	1,041,619	363,722		2,504,839	(376,977)
Net increase (decrease) in net assets from operations	2,140,269	1,876,732		5,104,703	935,073

DISTRIBUTIONS TO SHAREHOLDERS:
From earnings	(399,686)	(535,815)		(2,035,212)	(955,189)
Total distributions to shareholders	(399,686)	(535,815)		(2,035,212)	(955,189)

CAPITAL TRANSACTIONS:
Shares sold	979,407	2,992,298		34,494,343	43,421,677
Shares redeemed	(2,452,386)	(5,684,451)		(3,056,554)	(11,867,097)
ETF transaction fees (See Note 1)	—	261		570	1,986
Net increase (decrease) in net assets from capital transactions	(1,472,979)	(2,691,892)		31,438,359	31,556,566

NET INCREASE (DECREASE) IN NET ASSETS	267,604	(1,350,975)		34,507,850	31,536,450

NET ASSETS:
Beginning of the period	20,436,750	21,787,725		61,807,273	30,270,823
End of the period	$20,704,354	$20,436,750		$96,315,123	$61,807,273

SHARES TRANSACTIONS
Shares sold	30,000	110,000		1,470,000	1,910,000
Shares redeemed	(80,000)	(220,000)		(130,000)	(520,000)
Total increase (decrease) in shares outstanding	(50,000)	(110,000)	—	1,340,000	1,390,000
The accompanying notes are an integral part of these financial statements.

10

ALPHA ARCHITECT ETFs

STATEMENTS OF CHANGES IN NET ASSETS

	Alpha Architect International Quantitative Momentum ETF		Alpha Architect International Quantitative Value ETF
	Period ended March 31, 2026 (Unaudited)	Year ended September 30, 2025	Period ended March 31, 2026 (Unaudited)	Year ended September 30, 2025
OPERATIONS:
Net investment income (loss)	$1,618,555	$1,566,008	$2,053,086	$4,860,132
Net realized gain (loss)	14,582,915	16,839,530	24,875,952	7,254,505
Net change in unrealized appreciation (depreciation)	(7,004,109)	10,284,498	(6,594,229)	16,000,686
Net increase (decrease) in net assets from operations	9,197,361	28,690,036	20,334,809	28,115,323

DISTRIBUTIONS TO SHAREHOLDERS:
Distributable earnings	(2,987,131)	(3,480,319)	(2,543,043)	(4,488,971)
Total distributions to shareholders	(2,987,131)	(3,480,319)	(2,543,043)	(4,488,971)

CAPITAL TRANSACTIONS:
Subscriptions	44,735,730	56,212,517	7,046,070	115,199,295
Redemptions	(34,570,395)	(47,408,037)	(1,484,079)	(117,024,205)
ETF Transaction fess (See Note 1)	—	44	—	—
Net increase (decrease) in net assets from capital transactions	10,165,335	8,804,524	5,561,991	(1,824,910)

NET INCREASE (DECREASE) IN NET ASSETS	16,375,565	34,014,241	23,353,757	21,801,442

NET ASSETS:
Beginning of the period	116,666,562	82,652,321	172,560,442	150,759,000
End of the period	$133,042,127	$116,666,562	$195,914,199	$172,560,442

SHARES TRANSACTIONS
Shares sold	1,050,000	1,900,000	225,000	4,175,000
Shares redeemed	(825,000)	(1,600,000)	(50,000)	(4,325,000)
Total increase (decrease) in shares outstanding	225,000	300,000	175,000	(150,000)

The accompanying notes are an integral part of these financial statements.

11

ALPHA ARCHITECT ETFs

STATEMENTS OF CHANGES IN NET ASSETS

	Alpha Architect Tail Risk ETF		Alpha Architect U.S. Quantitative Momentum ETF
	Period ended March 31, 2026 (Unaudited)	Year ended September 30, 2025	Period ended March 31, 2026 (Unaudited)	Year ended September 30, 2025
OPERATIONS:
Net investment income (loss)	$(1,760,613)	$(2,202,861)	$492,150	$1,985,607
Net realized gain (loss)	5,678,709	16,118,004	25,534,350	6,758,820
Net change in unrealized appreciation (depreciation)	3,688,437	(2,365,784)	(4,625,601)	(6,483,242)
Net increase (decrease) in net assets from operations	7,606,533	11,549,359	21,400,899	2,261,185

DISTRIBUTIONS TO SHAREHOLDERS:
From earnings	—	—	(1,851,707)	(4,126,144)
Total distributions to shareholders	—	—	(1,851,707)	(4,126,144)

CAPITAL TRANSACTIONS:
Shares sold	174,259,366	319,878,873	242,871,089	394,845,276
Shares redeemed	(37,793,706)	(56,960,376)	(220,641,181)	(309,864,872)
ETF transaction fees (See Note 1)	74,026	79,176	1	3
Net increase (decrease) in net assets from capital transactions	136,539,686	262,997,673	22,229,909	84,980,407

NET INCREASE (DECREASE) IN NET ASSETS	144,146,219	274,547,032	41,779,101	83,115,448

NET ASSETS:
Beginning of the period	523,071,864	248,524,832	335,679,166	252,563,718
End of the period	$667,218,083	$523,071,864	$377,458,267	$335,679,166

SHARES TRANSACTIONS
Shares sold	1,930,000	3,620,000	3,570,000	6,040,000
Shares redeemed	(420,000)	(650,000)	(3,240,000)	(4,770,000)
Total increase (decrease) in shares outstanding	1,510,000	2,970,000	330,000	1,270,000

The accompanying notes are an integral part of these financial statements.

12

ALPHA ARCHITECT ETFs

STATEMENTS OF CHANGES IN NET ASSETS

	Alpha Architect U.S. Quantitative Value ETF		Alpha Architect US Equity 2 ETF	Alpha Architect US Equity 3 ETF
	Period ended March 31, 2026 (Unaudited)	Year ended September 30, 2025	Period ended March 31, 2026(a) (Unaudited)	Period ended March 31, 2026(b) (Unaudited)
OPERATIONS:
Net investment income (loss)	$3,968,426	$5,826,575	$1,376,041	$137,645
Net realized gain (loss)	60,807,966	6,508,990	170,047,293	412,608
Net change in unrealized appreciation (depreciation)	(10,499,854)	(1,738,118)	(202,974,561)	(7,463,743)
Net increase (decrease) in net assets from operations	54,276,538	10,597,447	(31,551,227)	(6,913,490)

DISTRIBUTIONS TO SHAREHOLDERS:
From earnings	(4,410,285)	(5,717,016)	(474,396)	—
Total distributions to shareholders	(4,410,285)	(5,717,016)	(474,396)	—

CAPITAL TRANSACTIONS:
Shares sold	406,412,687	325,442,456	247,474,877	497,048
Shares issued from reorganization (See Note 1)	—	—	479,661,585	328,619,288
Shares redeemed	(372,796,528)	(299,324,736)	(258,463,557)	(472,474)
ETF transaction fees (See Note 1)	—	—	36	—
Net increase (decrease) in net assets from capital transactions	33,616,159	26,117,720	468,672,941	328,643,862

NET INCREASE (DECREASE) IN NET ASSETS	83,482,412	30,998,151	436,647,318	321,730,372

NET ASSETS:
Beginning of the period	407,219,629	376,221,478	—	—
End of the period	$490,702,041	$407,219,629	$436,647,318	$321,730,372

SHARES TRANSACTIONS
Shares sold	8,010,000	7,100,000	5,080,000	10,000
Shares issued from reorganization (See Note 1)	—	—	9,593,000	6,570,000
Shares redeemed	(7,320,000)	(6,540,000)	(5,290,000)	(10,000)
Total increase (decrease) in shares outstanding	690,000	560,000	9,383,000	6,570,000

(a) Inception date of the Fund was December 9, 2025.
(b) Inception date of the Fund was March 18, 2026.
The accompanying notes are an integral part of these financial statements.

13

ALPHA ARCHITECT ETFs

STATEMENTS OF CHANGES IN NET ASSETS

	Alpha Architect US Equity ETF
	Period ended March 31, 2026 (Unaudited)	Period ended September 30, 2025(a)
OPERATIONS:
Net investment income (loss)	$1,854,894	$876,695
Net realized gain (loss)	78,105,164	141,802,964
Net change in unrealized appreciation (depreciation)	(91,726,723)	(107,312,858)
Net increase (decrease) in net assets from operations	(11,766,665)	35,366,801

DISTRIBUTIONS TO SHAREHOLDERS:
From earnings	(1,796,918)	—
Total distributions to shareholders	(1,796,918)	—

CAPITAL TRANSACTIONS:
Shares sold	165,663,165	198,153,489
Shares issued from reorganization (See Note 1)	—	445,846,700
Shares redeemed	(168,734,301)	(199,640,569)
ETF transaction fees (See Note 1)	—	—
Net increase (decrease) in net assets from capital transactions	(3,071,136)	444,359,620

NET INCREASE (DECREASE) IN NET ASSETS	(16,634,719)	479,726,421

NET ASSETS:
Beginning of the period	479,726,421	—
End of the period	$463,091,702	$479,726,421

SHARES TRANSACTIONS
Shares sold	3,010,000	3,860,000
Shares issued from reorganization (See Note 1)	—	8,917,000
Shares redeemed	(3,060,000)	(3,890,000)
Total increase (decrease) in shares outstanding	(50,000)	8,887,000

(a) Inception date of the Fund was July 22, 2025.
The accompanying notes are an integral part of these financial statements.

14

ALPHA ARCHITECT ETFs
 FINANCIAL HIGHLIGHTS

Alpha Architect 1-3 Month Box ETF
	Period ended March 31, 2026 (Unaudited)	Year ended September 30, 2025	Period ended September 30, 2024(i)	Period ended October 31, 2023(a)
PER SHARE DATA:

Net asset value, beginning of period	$113.83	$108.92	$104.11	$100.00

INVESTMENT OPERATIONS:
Net investment loss(b)	(0.11)	(0.22)	(0.19)	(0.16)
Net realized and unrealized gain (loss) on investments(c)	2.44	5.13	5.28	4.25
Total from investment operations	2.33	4.91	5.09	4.09

Net realized gains	—	—	(0.29)	—
Total distributions	—	—	(0.29)	—

ETF transaction fees per share	0.00(d)	0.00(d)	0.01	0.02
Net asset value, end of period	$116.16	$113.83	$108.92	$104.11

TOTAL RETURN(e)	2.05%	4.51%	4.89%	4.11%

SUPPLEMENTAL DATA AND RATIOS:
Net assets, end of period (in thousands)	$10,704,381	$8,079,665	$3,968,953	$544,469
Ratio of expenses to average net assets:
Before expense reimbursement/recoupment(f)	0.2449%	0.2573%	0.3949%	0.3949%
After expense reimbursement/recoupment(f)	0.1949%	0.1951%	0.1949%	0.1949%
Ratio of interest expense to average net assets(f)	0.0000%(g)	0.0002%(g)	—%	—%
Ratio of operational expenses to average net assets excluding interest expense(f)	0.1949%	0.1949%	0.1949%	0.1949%
Ratio of net investment income (loss) to average net assets(f)	(0.1940)%	(0.1938)%	(0.1918)%	(0.1865)%
Portfolio turnover rate(e)(h)	0%	0%	0%	0%

(a)	Inception date of the Fund was December 27, 2022.
(b)	Net investment income per share has been calculated based on average shares outstanding during the periods.
The accompanying notes are an integral part of these financial statements.

15

ALPHA ARCHITECT ETFs

 FINANCIAL HIGHLIGHTS (CONTINUED)

(c)	Realized and unrealized gains and losses per share in the caption are balancing amounts necessary to reconcile the change in net asset value per share for the periods, and may not reconcile with the aggregate gains and losses in the Statement of Operations due to share transactions for the periods.
(d)	Amount represents less than $0.005 per share.
(e)	Not annualized for periods less than one year.
(f)	Annualized for periods less than one year.
(g)	Amount represents less than 0.005%.
(h)	Portfolio turnover rate excludes in-kind transactions.
(i)	For the period November 1, 2023 to September 30, 2024.

The accompanying notes are an integral part of these financial statements.

16

ALPHA ARCHITECT ETFs

 FINANCIAL HIGHLIGHTS (CONTINUED)

Alpha Architect Aggregate Bond ETF
	Period ended March 31, 2026 (Unaudited)	Period ended September 30, 2025(a)
PER SHARE DATA:

Net asset value, beginning of period	$104.50	$100.00

INVESTMENT OPERATIONS:
Net investment income(b)	0.14	0.07
Net realized and unrealized gain (loss) on investments(c)	0.56	4.38
Total from investment operations	0.70	4.45

Net investment income	(0.14)	—
Total distributions	(0.14)	—

ETF transaction fees per share	0.01	0.05
Net asset value, end of period	$105.07	$104.50

TOTAL RETURN(d)	0.67%	4.50%

SUPPLEMENTAL DATA AND RATIOS:
Net assets, end of period (in thousands)	$15,760	$10,450
Ratio of expenses to average net assets(e)	0.1991%	0.2244%
Ratio of interest expense to average net assets(e)	0.0042%	0.0295%
Ratio of operational expenses to average net assets excluding interest expense(e)	0.1949%	0.1949%
Ratio of net investment income (loss) to average net assets(e)	0.2736%	0.0832%
Portfolio turnover rate(d)(f)	0%	0%

(a)	Inception date of the Fund was December 17, 2024.
(b)	Net investment income per share has been calculated based on average shares outstanding during the periods.
(c)	Realized and unrealized gains and losses per share in the caption are balancing amounts necessary to reconcile the change in net asset value per share for the periods, and may not reconcile with the aggregate gains and losses in the Statement of Operations due to share transactions for the periods.
(d)	Not annualized for periods less than one year.
(e)	Annualized for periods less than one year.
(f)	Portfolio turnover rate excludes in-kind transactions.
The accompanying notes are an integral part of these financial statements.

17

ALPHA ARCHITECT ETFs

 FINANCIAL HIGHLIGHTS (CONTINUED)

Alpha Architect Global Factor Equity ETF
	Period ended March 31, 2026 (Unaudited)	Year ended September 30,
		2025	2024	2023	2022	2021
PER SHARE DATA:

Net asset value, beginning of period	$28.78	$26.57	$22.48	$24.92	$26.69	$23.91

INVESTMENT OPERATIONS:
Net investment loss(a)	0.42	0.67	0.52	1.29	(0.06)	0.15
Net realized and unrealized gain (loss) on investments(b)	2.78	2.19	4.53	(3.18)	(1.51)	2.65
Total from investment operations	3.20	2.86	5.05	(1.89)	(1.57)	2.80

Net investment income	(0.61)	(0.65)	(0.96)	(0.55)	(0.20)	(0.02)
Total distributions	(0.61)	(0.65)	(0.96)	(0.55)	(0.20)	(0.02)

ETF transaction fees per share	—	0.00(c)	—	—	—	—
Net asset value, end of period	$31.37	$28.78	$26.57	$22.48	$24.92	$26.69

TOTAL RETURN(d)	11.21%	11.08%	23.05%	-7.75%	-5.95%	11.73%

SUPPLEMENTAL DATA AND RATIOS:
Net assets, end of period (in thousands)	$20,704	$20,437	$21,788	$35,073	$41,366	$45,639
Ratio of expenses to average net assets:
Before expense reimbursement/recoupment(e)(f)	0.05%	0.20%	0.45%	1.14%	2.31%	0.49%
After expense reimbursement/recoupment(e)(f)	0.05%	0.17%	0.32%	0.95%	2.12%	0.28%
Ratio of interest expense to average net assets(f)	—%	0.00%(g)	—%	—%	—%	—%
Ratio of operational expenses to average net assets excluding interest expense(f)	0.05%	0.17%	0.32%	0.95%	2.12%	0.28%
Ratio of net investment income (loss) to average net assets(f)	2.79%	2.56%	2.16%	5.44%	(0.24)%	0.57%
Portfolio turnover rate(d)(h)	6%	32%	33%	49%	39%	3%

The accompanying notes are an integral part of these financial statements.

18

ALPHA ARCHITECT ETFs

 FINANCIAL HIGHLIGHTS (CONTINUED)

(a)	Net investment income per share has been calculated based on average shares outstanding during the periods.
(b)	Realized and unrealized gains and losses per share in the caption are balancing amounts necessary to reconcile the change in net asset value per share for the periods, and may not reconcile with the aggregate gains and losses in the Statement of Operations due to share transactions for the periods.
(c)	Amount represents less than $0.005 per share.
(d)	Not annualized for periods less than one year.
(e)	Ratios do not include the income and expenses of the underlying funds in which the Fund invests.
(f)	Annualized for periods less than one year.
(g)	Amount represents less than 0.005%.
(h)	Portfolio turnover rate excludes in-kind transactions.

The accompanying notes are an integral part of these financial statements.

19

ALPHA ARCHITECT ETFs

 FINANCIAL HIGHLIGHTS (CONTINUED)

Alpha Architect High Inflation and Deflation ETF(i)
	Period ended March 31, 2026 (Unaudited)	Year ended September 30,		Period ended September 30, 2023(a)
		2025	2024
PER SHARE DATA:

Net asset value, beginning of period	$23.15	$23.65	$23.64	$24.95

INVESTMENT OPERATIONS:
Net investment loss(b)	0.77	0.79	0.91	1.35
Net realized and unrealized gain (loss) on investments(c)	0.82	(0.65)	0.00(d)	(1.20)
Total from investment operations	1.59	0.14	0.91	0.15

Net investment income	(0.72)	(0.64)	(0.90)	(1.46)
Total distributions	(0.72)	(0.64)	(0.90)	(1.46)

ETF transaction fees per share	0.00(d)	0.00(d)	0.00(d)	—
Net asset value, end of period	$24.02	$23.15	$23.65	$23.64

TOTAL RETURN(e)	7.04%	0.69%	3.91%	0.69%

SUPPLEMENTAL DATA AND RATIOS:
Net assets, end of period (in thousands)	$96,315	$61,807	$30,271	$16,550
Ratio of expenses to average net assets:
Before expense reimbursement/recoupment(f)(g)	0.29%	0.29%	0.29%	0.29%
After expense reimbursement/recoupment(f)(g)	0.20%	0.24%	0.24%	0.27%
Ratio of net investment income (loss) to average net assets(g)	6.62%	3.45%	3.93%	6.54%
Portfolio turnover rate(e)(h)	26%	171%	267%	402%

(a)	Inception date of the Fund was November 16, 2022.
(b)	Net investment income per share has been calculated based on average shares outstanding during the periods.
(c)	Realized and unrealized gains and losses per share in the caption are balancing amounts necessary to reconcile the change in net asset value per share for the periods, and may not reconcile with the aggregate gains and losses in the Statement of Operations due to share transactions for the periods.
The accompanying notes are an integral part of these financial statements.

20

ALPHA ARCHITECT ETFs

 FINANCIAL HIGHLIGHTS (CONTINUED)

(d)	Amount represents less than $0.005 per share.
(e)	Not annualized for periods less than one year.
(f)	Ratios do not include the income and expenses of the underlying funds in which the Fund invests.
(g)	Annualized for periods less than one year.
(h)	Portfolio turnover rate excludes in-kind transactions.
(i)	Net and gross expenses do not include expenses of the investment companies in which the Fund invests.

The accompanying notes are an integral part of these financial statements.

21

ALPHA ARCHITECT ETFs

 FINANCIAL HIGHLIGHTS (CONTINUED)

Alpha Architect International Quantitative Momentum ETF
	Period ended March 31, 2026 (Unaudited)	Year ended September 30,
		2025	2024	2023	2022	2021
PER SHARE DATA:

Net asset value, beginning of period	$36.75	$28.75	$24.47	$22.87	$34.24	$28.63

INVESTMENT OPERATIONS:
Net investment loss(a)	0.50	0.51	0.56	0.95	1.41	0.28
Net realized and unrealized gain (loss) on investments(b)	2.84	8.69	4.50	2.16	(12.42)	5.40
Total from investment operations	3.34	9.20	5.06	3.11	(11.01)	5.68

Net investment income	(0.96)	(1.20)	(0.78)	(1.51)	(0.36)	(0.07)
Total distributions	(0.96)	(1.20)	(0.78)	(1.51)	(0.36)	(0.07)

ETF transaction fees per share	—	0.00(c)	—	—	—	—
Net asset value, end of period	$39.13	$36.75	$28.75	$24.47	$22.87	$34.24

TOTAL RETURN(d)	9.16%	33.59%	21.01%	13.50%	-32.52%	19.83%

SUPPLEMENTAL DATA AND RATIOS:
Net assets, end of period (in thousands)	$133,042	$116,667	$82,652	$74,024	$55,541	$71,907
Ratio of expenses to average net assets(e)	0.39%	0.39%	0.42%	0.52%	0.59%	0.60%
Ratio of net investment income (loss) to average net assets(e)	2.55%	1.70%	2.06%	3.72%	4.86%	0.84%
Portfolio turnover rate(d)(f)	213%	411%	219%	140%	187%	99%

(a)	Net investment income per share has been calculated based on average shares outstanding during the periods.
(b)	Realized and unrealized gains and losses per share in the caption are balancing amounts necessary to reconcile the change in net asset value per share for the periods, and may not reconcile with the aggregate gains and losses in the Statement of Operations due to share transactions for the periods.
(c)	Amount represents less than $0.005 per share.
(d)	Not annualized for periods less than one year.
(e)	Annualized for periods less than one year.
(f)	Portfolio turnover rate excludes in-kind transactions.

The accompanying notes are an integral part of these financial statements.

22

ALPHA ARCHITECT ETFs

 FINANCIAL HIGHLIGHTS (CONTINUED)

Alpha Architect International Quantitative Value ETF
	Period ended March 31, 2026 (Unaudited)	Year ended September 30,
		2025	2024	2023	2022	2021
PER SHARE DATA:

Net asset value, beginning of period	$30.27	$25.77	$23.61	$20.28	$27.13	$24.69

INVESTMENT OPERATIONS:
Net investment loss(a)	0.35	0.88	0.83	1.25	1.54	0.78
Net realized and unrealized gain (loss) on investments(b)	3.17	4.43	2.28	4.79	(7.72)	2.19
Total from investment operations	3.52	5.31	3.11	6.04	(6.18)	2.97

Net investment income	(0.44)	(0.81)	(0.95)	(2.71)	(0.67)	(0.53)
Total distributions	(0.44)	(0.81)	(0.95)	(2.71)	(0.67)	(0.53)

Net asset value, end of period	$33.35	$30.27	$25.77	$23.61	$20.28	$27.13

TOTAL RETURN(c)	11.67%	21.11%	13.38%	30.86%	-23.33%	12.00%

SUPPLEMENTAL DATA AND RATIOS:
Net assets, end of period (in thousands)	$195,914	$172,560	$150,759	$151,678	$105,472	$133,633
Ratio of expenses to average net assets(d)	0.39%	0.39%	0.42%	0.52%	0.59%	0.60%
Ratio of net investment income (loss) to average net assets(d)	2.20%	3.34%	3.32%	5.36%	6.14%	2.78%
Portfolio turnover rate(c)(e)	124%	267%	155%	74%	124%	103%

(a)	Net investment income per share has been calculated based on average shares outstanding during the periods.
(b)	Realized and unrealized gains and losses per share in the caption are balancing amounts necessary to reconcile the change in net asset value per share for the periods, and may not reconcile with the aggregate gains and losses in the Statement of Operations due to share transactions for the periods.
(c)	Not annualized for periods less than one year.
(d)	Annualized for periods less than one year.
(e)	Portfolio turnover rate excludes in-kind transactions.

The accompanying notes are an integral part of these financial statements.

23

ALPHA ARCHITECT ETFs

 FINANCIAL HIGHLIGHTS (CONTINUED)

Alpha Architect Tail Risk ETF(g)(h)
	Period ended March 31, 2026 (Unaudited)	Year ended September 30,		Period ended September 30, 2023(i)(j)	Year ended February 28,
		2025	2024		2023(j)	2022(j)
PER SHARE DATA:

Net asset value, beginning of period	$89.51	$86.48	$81.33	$75.76	$83.12	$90.40

INVESTMENT OPERATIONS:
Net investment loss(a)	(0.28)	(0.54)	(0.41)	(0.14)	(0.48)	(0.56)
Net realized and unrealized gain (loss) on investments(b)	1.50	3.55	5.55	5.71	(6.88)	(0.64)
Total from investment operations	1.21	3.01	5.14	5.57	(7.36)	(1.20)

Return of capital	—	—	—	—	—	(6.08)
Total distributions	—	—	—	—	—	(6.08)

ETF transaction fees per share	0.01	0.02	0.01	—	—	—
Net asset value, end of period	$90.73	$89.51	$86.48	$81.33	$75.76	$83.12

TOTAL RETURN(d)	1.37%	3.50%	6.36%	7.32%	-8.85%	-1.47%

SUPPLEMENTAL DATA AND RATIOS:
Net assets, end of period (in thousands)	$667,218	$523,072	$248,525	$164,590	$124,313	$188,926
Ratio of expenses to average net assets:
Before expense reimbursement/recoupment(d)(k)	0.63%	0.63%	0.63%	0.63%	0.64%	0.63%
After expense reimbursement/recoupment(d)(k)	0.63%	0.63%	0.53%	0.51%	0.64%	0.63%
Ratio of interest expense to average net assets(d)	0.00%(e)	0.00%(e)	0.00%(e)	0.00%(e)	0.00%(e)	0.00%(e)
Ratio of operational expenses to average net assets excluding interest expense(d)	0.63%	0.63%	0.53%	0.51%	0.64%	0.63%
Ratio of net investment income (loss) to average net assets(d)	(0.63)%	(0.62)%	(0.48)%	(0.46)%	(0.61)%	(0.63)%
Portfolio turnover rate(c)(f)	0%	90%	14%	0%	0%	0%

The accompanying notes are an integral part of these financial statements.

24

ALPHA ARCHITECT ETFs

 FINANCIAL HIGHLIGHTS (CONTINUED)

(a)	Net investment income per share has been calculated based on average shares outstanding during the periods.
(b)	Realized and unrealized gains and losses per share in the caption are balancing amounts necessary to reconcile the change in net asset value per share for the periods, and may not reconcile with the aggregate gains and losses in the Statement of Operations due to share transactions for the periods.
(c)	Not annualized for periods less than one year.
(d)	Annualized for periods less than one year.
(e)	Amount represents less than 0.005%.
(f)	Portfolio turnover rate excludes in-kind transactions.
(g)	Net and gross expenses do not include expenses of the investment companies in which the Fund invests.
(h)	Effective March 22, 2023, the Alpha Architect Tail Risk ETF had a 1:8 reverse stock split. Share amounts for all periods have been adjusted to give effect to the 1:8 stock split.
(i)	Alpha Architect Tail Risk ETF (the “Fund”) acquired all of the assets and liabilities of the Arin Large Cap Theta Fund (“Predecessor Fund”) in a reorganization on March 6, 2023. Prior to the Fund’s listing on March 6, 2023, the NAV performance of the Institutional Class Shares of the Predecessor Fund are used as proxy market price returns.
(j)	Includes adjustments in accordance with accounting principles generally accepted in the United States and, consequently, the net asset values for financial reporting purposes and the returns based upon those net asset values may differ from the net asset values and returns for shareholder transactions.
(k)	Includes less than 0.01% of average net assets in interest expense.

The accompanying notes are an integral part of these financial statements.

25

ALPHA ARCHITECT ETFs

 FINANCIAL HIGHLIGHTS (CONTINUED)

Alpha Architect U.S. Quantitative Momentum ETF
	Period ended March 31, 2026 (Unaudited)	Year ended September 30,
		2025	2024	2023	2022	2021
PER SHARE DATA:

Net asset value, beginning of period	$64.43	$64.10	$43.12	$44.12	$49.20	$41.89

INVESTMENT OPERATIONS:
Net investment loss(a)	0.09	0.41	0.24	0.64	0.82	(0.07)
Net realized and unrealized gain (loss) on investments(b)	3.96	0.82	21.18	(0.91)	(5.84)	7.38
Total from investment operations	4.05	1.23	21.42	(0.27)	(5.02)	7.31

Net investment income	(0.35)	(0.90)	(0.44)	(0.73)	(0.06)	—
Total distributions	(0.35)	(0.90)	(0.44)	(0.73)	(0.06)	—

ETF transaction fees per share	—	0.00(c)	—	—	—	—
Net asset value, end of period	$68.13	$64.43	$64.10	$43.12	$44.12	$49.20

TOTAL RETURN(d)	6.31%	1.90%	49.97%	-0.71%	-10.20%	17.45%

SUPPLEMENTAL DATA AND RATIOS:
Net assets, end of period (in thousands)	$377,458	$335,679	$252,564	$145,321	$91,339	$85,114
Ratio of expenses to average net assets(e)	0.29%	0.29%	0.32%	0.42%	0.49%	0.49%
Ratio of net investment income (loss) to average net assets(e)	0.28%	0.64%	0.44%	1.39%	1.72%	(0.13)%
Portfolio turnover rate(d)(f)	206%	399%	363%	193%	125%	120%

(a)	Net investment income per share has been calculated based on average shares outstanding during the periods.
(b)	Realized and unrealized gains and losses per share in the caption are balancing amounts necessary to reconcile the change in net asset value per share for the periods, and may not reconcile with the aggregate gains and losses in the Statement of Operations due to share transactions for the periods.
(c)	Amount represents less than $0.005 per share.
(d)	Not annualized for periods less than one year.
(e)	Annualized for periods less than one year.
(f)	Portfolio turnover rate excludes in-kind transactions.
The accompanying notes are an integral part of these financial statements.

26

ALPHA ARCHITECT ETFs

 FINANCIAL HIGHLIGHTS (CONTINUED)

Alpha Architect U.S. Quantitative Value ETF
	Period ended March 31, 2026 (Unaudited)	Year ended September 30,
		2025	2024	2023	2022	2021
PER SHARE DATA:

Net asset value, beginning of period	$46.70	$46.11	$37.15	$29.18	$34.15	$24.44

INVESTMENT OPERATIONS:
Net investment loss(a)	0.44	0.69	0.79	0.78	0.60	0.42
Net realized and unrealized gain (loss) on investments(b)	5.46	0.57	8.92	8.00	(4.94)	9.74
Total from investment operations	5.90	1.26	9.71	8.78	(4.34)	10.16

Net investment income	(0.45)	(0.67)	(0.75)	(0.81)	(0.63)	(0.45)
Total distributions	(0.45)	(0.67)	(0.75)	(0.81)	(0.63)	(0.45)

Net asset value, end of period	$52.15	$46.70	$46.11	$37.15	$29.18	$34.15

TOTAL RETURN(c)	12.67%	2.83%	26.33%	30.39%	-12.99%	41.82%

SUPPLEMENTAL DATA AND RATIOS:
Net assets, end of period (in thousands)	$490,702	$407,220	$376,221	$277,853	$187,902	$213,768
Ratio of expenses to average net assets(d)	0.29%	0.29%	0.32%	0.42%	0.49%	0.49%
Ratio of net investment income (loss) to average net assets(d)	1.76%	1.55%	1.90%	2.27%	1.73%	1.33%
Portfolio turnover rate(c)(e)	147%	332%	223%	101%	89%	44%

(a)	Net investment income per share has been calculated based on average shares outstanding during the periods.
(b)	Realized and unrealized gains and losses per share in the caption are balancing amounts necessary to reconcile the change in net asset value per share for the periods, and may not reconcile with the aggregate gains and losses in the Statement of Operations due to share transactions for the periods.
(c)	Not annualized for periods less than one year.
(d)	Annualized for periods less than one year.
(e)	Portfolio turnover rate excludes in-kind transactions.

The accompanying notes are an integral part of these financial statements.

27

ALPHA ARCHITECT ETFs

 FINANCIAL HIGHLIGHTS (CONTINUED)

Alpha Architect US Equity 2 ETF
Period ended March 31, 2026 (Unaudited)(a)
PER SHARE DATA:

Net asset value, beginning of period	$50.00

INVESTMENT OPERATIONS:
Net investment income(b)	0.14
Net realized and unrealized gain (loss) on investments(c)	(3.55)
Total from investment operations	(3.41)

Net investment income	(0.05)
Total distributions	(0.05)

ETF transaction fees per share	0.00(d)
Net asset value, end of period	$46.54

TOTAL RETURN(e)	-6.84%

SUPPLEMENTAL DATA AND RATIOS:
Net assets, end of period (in thousands)	$436,647
Ratio of expenses to average net assets(f)	0.15%
Ratio of net investment income (loss) to average net assets(f)	0.96%
Portfolio turnover rate(e)(g)	47%

(a)	Inception date of the Fund was December 9, 2025.
(b)	Net investment income per share has been calculated based on average shares outstanding during the period.
(c)	Realized and unrealized gains and losses per share in the caption are balancing amounts necessary to reconcile the change in net asset value per share for the period, and may not reconcile with the aggregate gains and losses in the Statement of Operations due to share transactions for the period.
(d)	Amount represents less than $0.005 per share.
(e)	Not annualized for periods less than one year.
(f)	Annualized for periods less than one year.
(g)	Portfolio turnover rate excludes in-kind transactions.
The accompanying notes are an integral part of these financial statements.

28

ALPHA ARCHITECT ETFs

 FINANCIAL HIGHLIGHTS (CONTINUED)

Alpha Architect US Equity 3 ETF
Period ended March 31, 2026 (Unaudited)(a)
PER SHARE DATA:

Net asset value, beginning of period	$50.02

INVESTMENT OPERATIONS:
Net investment income(b)	0.02
Net realized and unrealized gain (loss) on investments(c)	(1.07)
Total from investment operations	(1.05)

Net asset value, end of period	$48.97

TOTAL RETURN(d)	-2.10%

SUPPLEMENTAL DATA AND RATIOS:
Net assets, end of period (in thousands)	$321,730
Ratio of expenses to average net assets(e)(f)	0.15%
Ratio of net investment income (loss) to average net assets(f)	1.30%
Portfolio turnover rate(d)(g)	0%

(a)	Inception date of the Fund was March 18, 2026.
(b)	Net investment income per share has been calculated based on average shares outstanding during the period.
(c)	Realized and unrealized gains and losses per share in the caption are balancing amounts necessary to reconcile the change in net asset value per share for the period, and may not reconcile with the aggregate gains and losses in the Statement of Operations due to share transactions for the period.
(d)	Not annualized for periods less than one year.
(e)	Ratios do not include the income and expenses of the underlying funds in which the Fund invests.
(f)	Annualized for periods less than one year.
(g)	Portfolio turnover rate excludes in-kind transactions.

The accompanying notes are an integral part of these financial statements.

29

ALPHA ARCHITECT ETFs

 FINANCIAL HIGHLIGHTS (CONTINUED)

Alpha Architect US Equity ETF
	Period ended March 31, 2026 (Unaudited)	Period ended September 30, 2025(a)
PER SHARE DATA:

Net asset value, beginning of period	$53.98	$50.00

INVESTMENT OPERATIONS:
Net investment income(b)	0.21	0.10
Net realized and unrealized gain (loss) on investments(c)	(1.59)	3.88
Total from investment operations	(1.38)	3.98

Net investment income	(0.20)	—
Total distributions	(0.20)	—

Net asset value, end of period	$52.40	$53.98

TOTAL RETURN(d)	-2.57%	7.96%

SUPPLEMENTAL DATA AND RATIOS:
Net assets, end of period (in thousands)	$463,092	$479,726
Ratio of expenses to average net assets(e)	0.15%	0.15%
Ratio of net investment income (loss) to average net assets(e)	0.76%	0.97%
Portfolio turnover rate(d)(f)	38%	33%

(a)	Inception date of the Fund was July 22, 2025.
(b)	Net investment income per share has been calculated based on average shares outstanding during the periods.
(c)	Realized and unrealized gains and losses per share in the caption are balancing amounts necessary to reconcile the change in net asset value per share for the periods, and may not reconcile with the aggregate gains and losses in the Statement of Operations due to share transactions for the periods.
(d)	Not annualized for periods less than one year.
(e)	Annualized for periods less than one year.
(f)	Portfolio turnover rate excludes in-kind transactions.
The accompanying notes are an integral part of these financial statements.

30

ALPHA ARCHITECT ETFs

NOTES TO THE FINANCIAL STATEMENTS
March 31, 2026 (Unaudited)

NOTE 1 – ORGANIZATION

Alpha Architect 1-3 Month Box ETF (“BOXX”), Alpha Architect Aggregate Bond ETF (“BOXA”), Alpha Architect Global Factor Equity ETF (“AAVM”), Alpha Architect High Inflation and Deflation ETF (“HIDE”), Alpha Architect International Quantitative Momentum ETF (“IMOM”), Alpha Architect International Quantitative Value ETF (“IVAL”), Alpha Architect Tail Risk ETF (“CAOS”), Alpha Architect U.S. Quantitative Momentum ETF (“QMOM”), Alpha Architect U.S. Quantitative Value ETF (“QVAL”), Alpha Architect US Equity 2 ETF (“AAEQ”), Alpha Architect US Equity 3 ETF (“AAUA”) and Alpha Architect US Equity ETF (“AAUS”) (individually, a “Fund” or collectively the “Funds”) each are a series of the EA Series Trust (the “Trust”), which was organized as a Delaware statutory trust on October 11, 2013. The Trust is registered with the Securities and Exchange Commission (“SEC”) under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company and the offering of the Funds’ shares (“Shares”) is registered under the Securities Act of 1933, as amended (the “Securities Act”). Each Fund is considered diversified under the 1940 Act. Each Fund qualifies as an investment company as defined in the Financial Accounting Standards Codification Topic 946-Financial Services-Investment Companies. See the Funds’ Prospectus and Statement of Additional Information regarding the risks of investing in shares of each Fund.

Ticker	Commencement of Operations	Creation Unit Size	Listing Exchange	Diversification Classification
BOXX	December 27, 2022	10,000	Cboe BZX Exchange, Inc.	Diversified
BOXA	December 17, 2024	10,000	Cboe BZX Exchange, Inc.	Non-diversified
AAVM	May 1, 2017	10,000	The Nasdaq Stock Market LLC	Diversified
HIDE	November 16, 2022	10,000	The Nasdaq Stock Market LLC	Diversified
IMOM	December 22, 2015	25,000	The Nasdaq Stock Market LLC	Diversified
IVAL	December 16, 2014	25,000	The Nasdaq Stock Market LLC	Diversified
CAOS	August 14, 2013	10,000	Cboe BZX Exchange, Inc.	Diversified
QMOM	December 1, 2015	10,000	The Nasdaq Stock Market LLC	Diversified
QVAL	October 21, 2014	10,000	The Nasdaq Stock Market LLC	Diversified
AAEQ	December 9, 2025	10,000	The Nasdaq Stock Market LLC	Non-diversified
AAUA	March 18, 2026	10,000	Cboe BZX Exchange, Inc.	Non-diversified
AAUS	July 22, 2025	10,000	The Nasdaq Stock Market LLC	Non-diversified

The investment objective for each Fund is to:

Fund	Investment Objective
BOXX	seek to provide investment results that, before fees and expenses, equals or exceeds the price and yield performance of an investment that tracks the 1-3 month sector of the United States Treasury Bill market.
BOXA	seek to provide investment results that, before fees and expenses, exceed the total return performance of an investment that tracks the U.S. Aggregate Bond Market.
AAVM	seek long-term capital appreciation.
HIDE	seek long-term total return.
IMOM	seek long-term capital appreciation.
IVAL	seek long-term capital appreciation.
CAOS	seek maximum total return through a combination of capital appreciation and current income.
QMOM	seek long-term capital appreciation.
QVAL	seek long-term capital appreciation.
AAEQ	seek long-term capital appreciation.

31

ALPHA ARCHITECT ETFs

NOTES TO THE FINANCIAL STATEMENTS (CONTINUED)
March 31, 2026 (Unaudited)

AAUA	seek long-term capital appreciation.
AAUS	seek long-term capital appreciation.

As part of the AAUS’ commencement of operations on July 22, 2025, the Fund received an in-kind contribution from accounts managed by various investment advisers, which consisted of $445,846,700 of securities which were recorded at their current value to align the Fund’s performance with ongoing financial reporting. However, as the transaction was determined to be a non-taxable transaction by management, the Fund elected to retain the securities’ original cost basis for tax purposes. The cost of the contributed securities as of July 22, 2025, was $118,473,625, resulting in net unrealized appreciation on investments of $327,373,075 as of that date. As a result of the in-kind contribution, the Fund issued 8,917,000 shares at a $50.00 per share net asset value.

As part of the AAEQ’s commencement of operations on December 9, 2025, the Fund received an in-kind contribution from accounts managed by various investment advisers, which consisted of $479,661,585 of securities which were recorded at their current value to align the Fund’s performance with ongoing financial reporting. However, as the transaction was determined to be a non-taxable transaction by management, the Fund elected to retain the securities’ original cost basis for tax purposes. The cost of the contributed securities as of December 9, 2025, was $124,117,012, resulting in net unrealized appreciation on investments of $355,544,573 as of that date. As a result of the in-kind contribution, the Fund issued 9,593,000 shares at a $50.00 per share net asset value.

As part of the AAUA’s commencement of operations on March 18, 2026, the Fund received an in-kind contribution from accounts managed by various investment advisers, which consisted of $328,619,288 of securities which were recorded at their current value to align the Fund’s performance with ongoing financial reporting. However, as the transaction was determined to be a non-taxable transaction by management, the Fund elected to retain the securities’ original cost basis for tax purposes. The cost of the contributed securities as of March 18, 2026, was $104,855,005, resulting in net unrealized appreciation on investments of$223,764,283 as of that date. As a result of the in-kind contribution, the Fund issued 6,570,000 shares at a $50.02 per share net asset value.

CAOS converted from an open-end mutual fund to an exchange-traded fund (“ETF”) on March 6, 2023. CAOS is the successor to the Arin Large Cap Theta Fund (the “Predecessor Fund”), a series of the Starboard Investment Trust, which had the same investment objective as the Fund. Arin Risk Advisors, LLC, was also the adviser to the Predecessor Fund. Effective March 6, 2023, the assets and liabilities of the Predecessor Fund were transferred to the Fund in exchange for shares of the Fund. For financial reporting purposes, assets received and shares issued by CAOS were recorded at fair value; however, for tax purposes the cost basis of the investments received from the Predecessor Fund was carried forward to align ongoing reporting of the Fund’s realized and unrealized gains and losses with amounts distributable to shareholders for tax purposes. Costs incurred by the Fund in connection with the reorganization were paid by the Arin Risk Advisors, LLC.

The fiscal year end of the Predecessor Fund was February 28th; after conversion, the Fund changed its fiscal year end to September 30th. Operations prior to March 6, 2023 were for the Predecessor Fund. As of March 6, 2023, the net assets of the Predecessor Fund were $126,488,085, including $2,569,806 of net unrealized appreciation of investments, all of which were transferred into the Fund at the closing of the reorganization. The transfer of net assets resulted in the creation of 13,152,191 shares of the Fund and an initial NAV per share of $9.62 at the closing of the reorganization.

The primary purpose of the reorganization into the Trust was to provide shareholders the continued benefit of a stable and highly regulated investment vehicle in addition to the benefits of tax efficiency.

The reorganization was accomplished by a tax-free exchange of shares. Fees and expenses incurred to affect the reorganizations were borne by the Sub-Advisor. The reorganization did not result in a material change to the Predecessor Fund’s investment portfolios as compared to that of the Fund. There are no material differences in accounting policies of the Predecessor Fund as compared to that of the Fund.

32

ALPHA ARCHITECT ETFs

NOTES TO THE FINANCIAL STATEMENTS (CONTINUED)
March 31, 2026 (Unaudited)

The Fund did not purchase or sell securities following the reorganization for purposes of realigning its investment portfolio. Accordingly, the acquisition of the Predecessor Fund did not affect the Fund’s portfolio turnover ratio for the year ended September 30, 2023.

On March 22, 2023, shares of the CAOS were adjusted to reflect a reverse stock split. The effect of the reverse stock split was to decrease the number of shares outstanding and increase the net asset value. The reverse stock split has no impact on the net assets of the Fund or the value of a shareholder’s investment in the Fund. A summary of the reverse stock split is as follows:

Effective Date	Rate	Net Asset Value Before Split	Net Asset Value After Split	Shares Outstanding Before Split	Shares Outstanding After Split
3/22/2023	1:8	$9.56	$76.51	13,150,783	1,643,847

Effective November 1, 2023, BOXX’s fiscal year changed to September 30th.

Market prices for the shares may be different from their net asset value (“NAV”). Each Fund issues and redeems shares on a continuous basis at NAV only in blocks of shares, called “Creation Units.” Creation Units are issued and redeemed principally in-kind for securities included in a specified universe. Once created, shares generally trade in the secondary market at market prices that change throughout the day in share amounts less than a Creation Unit. Except when aggregated in Creation Units, shares are not redeemable securities of the Fund. Shares of the Fund may only be purchased or redeemed by certain financial institutions (“Authorized Participants”). An Authorized Participant is a participant of a clearing agency registered with the SEC, which has a written agreement with the Trust or one of its service providers that allows the authorized participant to place orders for the purchase and redemption of creation units. Most retail investors do not qualify as Authorized Participants nor have the resources to buy and sell whole Creation Units. Therefore, they are unable to purchase or redeem the shares directly from the Fund. Rather, most retail investors may purchase shares in the secondary market with the assistance of a broker and are subject to customary brokerage commissions or fees.
Authorized Participants may be required to pay a transaction fee to compensate the Trust or its custodian for costs incurred in connection with creation and redemption transactions. Certain transactions consisting all or partially of cash may also be subject to a variable charge, which is payable to the relevant Fund, of up to 2.00% of the value of the order in addition to the transaction fee. A Fund may determine to waive the variable charge on certain orders when such waiver is determined to be in the best interests of Fund shareholders. Transaction fees received by a Fund, if any, are displayed in the Capital Share Transactions sections of the Statements of Changes in Net Assets.
The end of the reporting period for each Fund is March 31, 2026, and the period covered by these Notes to Financial Statements is from October 1, 2025 to March 31, 2026 (the “current fiscal period”) for all Funds except AAEQ and AAUA. The current fiscal period for AAEQ is December 9, 2025 to March 31, 2026 and AAUA is March 18, 2026 to March 31, 2026.

NOTE 2 – SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies consistently followed by the Funds. These policies are in conformity with accounting principles generally accepted in the United States of America (“GAAP”).

A.Security Valuation. Equity securities that are traded on a national securities exchange, except those listed on the NASDAQ Global Market® (“NASDAQ”) are valued at the last reported sale price on the exchange on which the security is principally traded. Securities traded on NASDAQ will be valued at the NASDAQ Official Closing Price (“NOCP”). If, on a particular day, an exchange-traded or NASDAQ security does not trade, then the most recent quoted bid for exchange-traded or the mean between the most recent quoted bid and ask price for NASDAQ securities will be used. Equity securities that are not traded on a listed exchange are generally valued at the last sale price in the over-the-counter market. If a non-exchange traded security does not trade on a particular day, then the mean between the last quoted closing bid and asked price will be used. Prices denominated in foreign currencies are converted to U.S. dollar equivalents at the current exchange rate, which approximates fair value. Redeemable

33

ALPHA ARCHITECT ETFs

NOTES TO THE FINANCIAL STATEMENTS (CONTINUED)
March 31, 2026 (Unaudited)

securities issued by open-end investment companies are valued at the investment company’s applicable net asset value, with the exception of exchange-traded open-end investment companies which are priced as equity securities. Fair values for debt securities, including asset-backed securities (“ABS”), collateralized loan obligations (“CLO”), collateralized mortgage obligations (“CMO”), corporate obligations, whole loans, and mortgage-backed securities (“MBS”) are normally determined on the basis of valuations provided by independent pricing services. Vendors typically value such securities based on one or more inputs, including but not limited to, benchmark yields, transactions, bids, offers, quotations from dealers and trading systems, new issues, spreads and other relationships observed in the markets among comparable securities; and pricing models such as yield measurers calculated using factors such as cash flows, financial or collateral performance and other reference data. In addition to these inputs, MBS and ABS may utilize cash flows, prepayment information, default rates, delinquency and loss assumptions, collateral characteristics, credit enhancements and specific deal information. Reverse repurchase agreements are priced at their acquisition cost, and assessed for credit adjustments, which represents fair value. Futures contracts are carried at fair value using the primary exchange’s closing (settlement) price.

Subject to its oversight, the Trust’s Board of Trustees (the “Board”) has delegated primary responsibility for determining or causing to be determined the value of the Fund’s investments to Empowered Funds, LLC dba EA Advisers (the “Adviser”), pursuant to the Trust’s valuation policy and procedures, which have been adopted by the Trust and approved by the Board. In accordance with Rule 2a-5 under the 1940 Act, the Board designated the Adviser as the “valuation designee” of each Fund. If the Adviser, as valuation designee, determines that reliable market quotations are not readily available for an investment, the investment is valued at fair value as determined in good faith by the Adviser in accordance with the Trust’s fair valuation policy and procedures. The Adviser will provide the Board with periodic reports, no less frequently than quarterly, that discuss the functioning of the valuation process, if applicable, and that identify issues and valuation problems that have arisen, if any. As appropriate, the Adviser and the Board will review any securities valued by the Adviser in accordance with the Trust’s valuation policies during these periodic reports. The use of fair value pricing by each Fund may cause the net asset value of its shares to differ significantly from the net asset value that would be calculated without regard to such considerations.

As described above, the Funds may use various methods to measure the fair value of their investments on a recurring basis. GAAP establishes a hierarchy that prioritizes inputs to valuation methods. The three levels of inputs are:

Level 1 – Unadjusted quoted prices in active markets for identical assets or liabilities that the Funds have the ability to access.

Level 2 – Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 – Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available; representing the Funds’ own assumptions about the assumptions a market participant would use in valuing the asset or liability and would be based on the best information available.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.

The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety, is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

34

ALPHA ARCHITECT ETFs

NOTES TO THE FINANCIAL STATEMENTS (CONTINUED)
March 31, 2026 (Unaudited)

The following is a summary of the fair value classification of the Funds’ investments as of the current fiscal period end:

DESCRIPTION	LEVEL 1	LEVEL 2	LEVEL 3	TOTAL
BOXX
Assets:
Investments:
Purchased Options	$—	$10,729,865,640	$—	$10,729,865,640
Money Market Funds	4,318,966	—	—	4,318,966
Total Investments	$4,318,966	$10,729,865,640	$—	$10,734,184,606

Liabilities:
Investments:
Written Options	$—	$(25,933,900)	$—	$(25,933,900)
Total Investments	$—	$(25,933,900)	$—	$(25,933,900)

BOXA
Assets:
Investments:
Purchased Options	$—	$15,405,651	$—	$15,405,651
Money Market Funds	338,716	—	—	338,716
Total Investments	$338,716	$15,405,651	$—	$15,744,367

Liabilities:
Investments:
Written Options	$—	$(80)	$—	$(80)
Total Investments	$—	$(80)	$—	$(80)

AAVM
Investments:
Exchange Traded Funds	$20,610,848	$—	$—	$20,610,848
Money Market Funds	70,000	—	—	70,000
Total Investments	$20,680,848	$—	$—	$20,680,848

HIDE
Investments:
Exchange Traded Funds	$95,075,354	$—	$—	$95,075,354
Money Market Funds	1,033,278	—	—	1,033,278
Total Investments	$96,108,632	$—	$—	$96,108,632

35

ALPHA ARCHITECT ETFs

NOTES TO THE FINANCIAL STATEMENTS (CONTINUED)
March 31, 2026 (Unaudited)

DESCRIPTION	LEVEL 1	LEVEL 2	LEVEL 3	TOTAL
IMOM
Investments:
Common Stocks	$132,568,154	$—	$—	$132,568,154
Money Market Funds	1,411,444	—	—	1,411,444
Total Investments	$133,979,598	$—	$—	$133,979,598

IVAL
Investments:
Common Stocks	$189,287,115	$—	$—	$189,287,115
Preferred Stocks	3,874,652	—	—	3,874,652
Money Market Funds	8,352,409	—	—	8,352,409
Total Investments	$201,514,176	$—	$—	$201,514,176

CAOS
Assets:
Investments:
Purchased Options	$—	$779,745,200	$—	$779,745,200
Money Market Funds	338,061	—	—	338,061
Total Investments	$338,061	$779,745,200	$—	$780,083,261

Liabilities:
Investments:
Written Options	$—	$(112,526,825)	$—	$(112,526,825)
Total Investments	$—	$(112,526,825)	$—	$(112,526,825)

QMOM
Investments:
Common Stocks	$376,721,423	$—	$—	$376,721,423
Money Market Funds	745,937	—	—	745,937
Total Investments	$377,467,360	$—	$—	$377,467,360

QVAL
Investments:
Common Stocks	$490,056,886	$—	$—	$490,056,886
Money Market Funds	445,744	—	—	445,744
Total Investments	$490,502,630	$—	$—	$490,502,630

AAEQ
Investments:
Common Stocks	$430,142,209	$—	$—	$430,142,209
Real Estate Investment Trusts	5,857,052	—	—	5,857,052
Money Market Funds	525,966	—	—	525,966
Total Investments	$436,525,227	$—	$—	$436,525,227

36

ALPHA ARCHITECT ETFs

NOTES TO THE FINANCIAL STATEMENTS (CONTINUED)
March 31, 2026 (Unaudited)

DESCRIPTION	LEVEL 1	LEVEL 2	LEVEL 3	TOTAL
AAUA
Investments:
Common Stocks	$275,280,984	$—	$—	$275,280,984
Exchange Traded Funds	45,185,353	—	—	45,185,353
Real Estate Investment Trusts	1,090,744	—	—	1,090,744
Money Market Funds	139,617	—	—	139,617
Total Investments	$321,696,698	$—	$—	$321,696,698

AAUS
Investments:
Common Stocks	$457,641,903	$—	$—	$457,641,903
Real Estate Investment Trusts	3,079,185	—	—	3,079,185
Money Market Funds	2,233,084	—	—	2,233,084
Total Investments	$462,954,172	$—	$—	$462,954,172

Refer to the Schedule of Investments for further disaggregation of investment categories.
During the current fiscal period, the Funds did not invest in any Level 3 investments and recognized no transfers to/from Level 3. Transfers between levels are recognized at the end of the reporting period.

B.Options Contracts. In general, an option contract is an agreement between a buyer and seller that gives the purchaser of the option the right to buy or sell a particular asset at a specified future date at an agreed upon price (commonly known as the “strike price”). BOXX, BOXA, and CAOS’s portfolios include several types of FLEX Options, including both purchased and written put and call options (as further described below). The FLEX Options are all European style options, which means that they are exercisable at the strike price only on the FLEX Option expiration date. FLEX Options are customized option contracts available through national securities exchanges that are guaranteed for settlement by the Options Clearing Corporation (“OCC”), a market clearinghouse. FLEX Options provide investors with the ability to customize terms of an option, including exercise prices, exercise styles (European style versus American style options which are exercisable any time prior to the expiration date) and expiration dates, while achieving price discovery in competitive, transparent auctions markets and avoiding the counterparty exposure of the over-the-counter option positions.

Each FLEX Option contract entitles the holder thereof (i.e., the purchaser of the FLEX Option) the option to purchase (for the call options) or sell (for the put options) the cash value of the reference asset as of the close of the market on the FLEX Option expiration date at the strike price. Each Fund intends to be structured so that any amount owed by the Fund on the written FLEX Options will be covered by payouts at expiration from the purchased FLEX Options. As a result, the FLEX Options will be fully covered, and no additional collateral will be necessary during the life of a Fund. Each Fund receives premiums in exchange for its written FLEX Options and pays premiums in exchange for its purchased FLEX Options. The OCC and securities exchange that the FLEX Options are listed on do not charge ongoing fees to writers or purchasers of the FLEX Options during their life for continuing to hold the option contracts. In general, put options give the holder (i.e., the buyer) the right to sell an asset (or deliver the cash value of the index, in case of an index put option) and the seller (i.e., the writer) of the put has the obligation to buy the asset (or receive cash value of the index, in case of an index put option) at a certain defined price. Call options give the holder (i.e., the buyer) the right to buy an asset (or receive cash value of the index, in case of an index call option) and the seller (i.e., the writer) the obligation to sell the asset (or deliver cash value of the index, in case of an index call option) at a certain defined price.

When a Fund purchases an option, an amount equal to the premium paid by the Fund is recorded as an investment and is subsequently adjusted to the current value of the option purchased. If an option expires on the stipulated

37

ALPHA ARCHITECT ETFs

NOTES TO THE FINANCIAL STATEMENTS (CONTINUED)
March 31, 2026 (Unaudited)

expiration date or if the applicable Fund enters into a closing sale transaction, a gain or loss is realized. If a call option is exercised, the cost of the security acquired is increased by the premium paid for the call. If a put option is exercised, a gain or loss is realized from the sale of the underlying security, and the proceeds from such sale are decreased by the premium originally paid. Purchased options are non-income producing securities. When a Fund writes an option, an amount equal to the premium received by the Fund is recorded as a liability and is subsequently adjusted to the current value of the option written. Premiums received from writing options that expire unexercised are treated by the applicable Fund on the expiration date as realized gain from written options. The difference between the premium and the amount paid on effecting a closing purchase transaction, including brokerage commissions, is also treated as a realized gain, or if the premium is less than the amount paid for the closing purchase transaction, as a realized loss. If a call option is exercised, the premium is added to the proceeds from the sale of the underlying security in determining whether the applicable Fund has realized a gain or loss. If a put option is exercised, the premium reduces the cost basis of the securities purchased by the applicable Fund. A Fund, as a writer of an option, bears the market risk of an unfavorable change in the price of the security underlying the written option.

The OCC guarantees performance by each of the counterparties to FLEX Options, becoming the “buyer for every seller and the seller for every buyer,” protecting clearing members and options traders from counterparty risk. Subject to determination by the Securities Committee of the OCC, adjustments may be made to the FLEX Options for certain events (collectively, “Corporate Actions”) specified in the OCC’s by-laws and rules: certain stock dividends or distributions, stock splits, reverse stock splits, rights offerings, distributions, reorganizations, recapitalizations, or reclassifications with respect to an underlying security, or a merger, consolidation, dissolution or liquidation of the issuer of the underlying security. According to the OCC’s by-laws, the nature and extent of any such adjustment is to be determined by the OCC’s Securities Committee, in light of the circumstances known to it at the time such determination is made, based on its judgment as to what is appropriate for the protection of investors and the public interest, taking into account such factors as fairness to holders and writers (or purchasers and sellers) of the affected options, the maintenance of a fair and orderly market in the affected options, consistency of interpretation and practice, efficiency of exercise settlement procedures, and the coordination with other clearing agencies of the clearance and settlement of transactions in the underlying interest.

The value of derivative instruments on the Statements of Assets and Liabilities for the CAOS and BOXX as of the current fiscal period are as follows:

	Equity Risk - Call and Put Options
	Asset Derivatives	Liability Derivatives
	Purchased Options, at Value	Written Options, at Value
BOXX	$10,729,865,640	$25,933,900
BOXA	$15,405,651	$80
CAOS	$779,745,200	$112,526,825

The effects of derivative instruments on the Statement of Operations for the current fiscal period are as follows:

	Equity Risk - Call and Put Options
	Amount of Realized Gain/(Loss) on Derivatives Recognized in Income (a)
	Purchased Options	Purchased Options in-kind	Written Options	Written Options in-kind	Totals
BOXX	$(185,392)	$196,990,467	$(2,156,200)	$(5,376,448)	$189,272,427
BOXA	$—	$181,084	$—	$(16,411)	$164,673
CAOS	$(20,817,272)	$11,666,385	$15,231,402	$(402,030)	$5,678,485
(a) Realized gain (loss) on purchased options is included within the net realized (loss) on investments balance on the Statements of Operations.

38

ALPHA ARCHITECT ETFs

NOTES TO THE FINANCIAL STATEMENTS (CONTINUED)
March 31, 2026 (Unaudited)

	Equity Risk - Call and Put Options
	Amount of Change in Unrealized Appreciation/(Depreciation) on Derivatives Recognized in Income (a)
	Purchased Options	Written Options
BOXX	$10,830,902	$(202,594)
BOXA	$(138,331)	$172
CAOS	$(1,646,163)	$5,334,600
(a) Unrealized gain (loss) on purchased options is included within the change in net unrealized gain (loss) on investments balance on the Statements of Operations.
The average volume of derivative activity for the current fiscal period is as follows:

	Purchased Options	Written Options
	Average Monthly Notional Value	Average Monthly Notional Value
BOXX	$1,336,316,192	$1,336,316,192
BOXA	$13,012,229	$277,976
CAOS	$17,280,217,251	$384,732,885

C.Hedging. Prior to January 31, 2025, to seek to avoid down trending markets, AAVM could have hedged up to 100% of the value of its long portfolio. The Fund engaged in hedging of its U.S. portfolio by shorting a representative broad-based U.S. securities index ETF or similar futures contracts. Likewise, the Fund engaged in hedging of its international portfolio by shorting a representative broad-based international securities index ETF or similar futures contracts. When the Fund engaged in a short sale, the Fund borrowed the security sold short and deliver the security to the counterparty. Short selling allowed the Fund to profit from a decline in a market price to the extent such decline exceeds the transaction costs and the costs of borrowing the securities. The Fund paid a fee or premium to borrow the securities sold short and is obligated to repay the lenders of the securities. Any dividends or interest that accrued on the securities during the period of the loan are due to the lenders. A gain, limited to the price at which the security was sold short, or a loss, unlimited in size, was recognized upon the termination of the short sale; which was affected by the Fund purchasing the security sold short and delivering the security to the lender. Any such gain or loss was offset, completely or in part, by the change in the value of the long portion of the Fund’s portfolio. The Fund was subject to the risk that it may be unable to reacquire a security to terminate a short position except at a price substantially in excess of the last quoted price. Also, there was the risk that the counterparty to a short sale may fail to honor its contractual terms, causing a loss to the Fund. Securities that were hard to borrow may earn a rebate that was less than the foregoing or may be subject to a premium charge on a security by security basis. The different rebate rate was determined at the time of a short sale request. For the current fiscal period, the Fund did not incur any dividend interest income or dividend interest expense, as shown on the Statement of Operations.

D.Federal Income Taxes. The Funds’ policy is to comply with the provisions of Subchapter M of the Internal Revenue Code of 1986, as amended, applicable to regulated investment companies and to distribute substantially all of their net investment income and net capital gains to shareholders. Therefore, no federal income tax provision is required. Each Fund plans to file U.S. Federal and various state and local tax returns.

Each Fund recognizes the tax benefits of uncertain tax positions only when the position is more likely than not to be sustained. Management has analyzed each Fund’s uncertain tax positions and concluded that no liability for unrecognized tax benefits should be recorded related to uncertain tax positions. Management is not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will change materially in the next 12 months. Income and capital gain distributions are determined in accordance with federal income tax regulations, which may differ from U.S. GAAP. The Funds recognize interest and penalties, if any, related to unrecognized tax benefits on uncertain tax positions as income tax expenses in the Statements of Operations. During the current fiscal period, the Funds did not incur any interest or penalties.

39

ALPHA ARCHITECT ETFs

NOTES TO THE FINANCIAL STATEMENTS (CONTINUED)
March 31, 2026 (Unaudited)

E.Foreign Currency. Investment securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollar amounts using the spot rate of exchange at the date of valuation. Purchases and sales of investment securities and income and expense items denominated in foreign currencies are translated into U.S. dollar amounts on the respective dates of such transactions.

The Funds isolate the portion of the results of operations resulting from changes in foreign exchange rates on investments from the fluctuations arising from changes in market prices of securities held. That portion of gains (losses) attributable to the changes in market prices and the portion of gains (losses) attributable to changes in foreign exchange rates, if any, would appear on the “Statement of Operations” under “Net realized gain (loss) – Foreign currency translation” and “Change in net unrealized appreciation (depreciation) – Foreign currency translation,” respectively, if applicable.

If applicable, each Fund reports net realized foreign exchange gains or losses that arise from sales of foreign currencies, currency gains or losses realized between the trade and settlement dates on securities transactions, and the difference between the amounts of dividends, interest, and foreign withholding taxes recorded on the Fund’s books and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign exchange gains and losses arise from changes in the fair values of assets and liabilities, other than investments in securities at fiscal period end, resulting from changes in exchange rates.

F.Foreign Taxes. The Funds may be subject to foreign taxes (a portion of which may be reclaimable) on income, stock dividends, capital gains on investments, or certain foreign currency transactions.  All foreign taxes are recorded in accordance with the applicable foreign tax regulations and rates that exist in the foreign jurisdictions in which the Funds invest. These foreign taxes, if there are any, are paid by each Fund and are reflected in their Statement of Operations. Foreign taxes payable or deferred as of the current period end, if any, are disclosed in the Statement of Assets and Liabilities.

Consistent with U.S. GAAP accrual requirements, for uncertain tax positions, each Fund recognizes tax reclaims when the Funds determine that it is more likely than not that the Funds will sustain its position that it is due the reclaim.
The Funds file withholding tax reclaims in certain jurisdictions to recover a portion of amounts previously withheld. The Funds may record a reclaim receivable based on collectability, which includes factors such as the jurisdiction’s applicable laws, payment history and market convention. The Statement of Operations includes tax reclaims recorded as well as professional and other fees, if any, associated with recovery of foreign withholding taxes.
G.Security Transactions and Investment Income. Investment securities transactions are accounted for on the trade date. Gains and losses realized on sales of securities are determined on a specific identification basis. Dividend income is recorded on the ex-dividend date, net of any foreign taxes withheld at source. Interest income is recorded on an accrual basis. Withholding taxes on foreign dividends have been provided for in accordance with the Funds’ understanding of the applicable tax rules and regulations.

Distributions received from a Funds’ investments in REITs and MLPs may be characterized as ordinary income, net capital gain, or return of capital. The proper characterization of such distributions is generally not known until after the end of each calendar year. As such, the Funds must use estimates in reporting the character of their income and distributions for financial statement purposes. Such estimates are based on historical information available from each MLP and other industry sources. The actual character of distributions to each Fund’s shareholders will be reflected on the Form 1099 received by shareholders after the end of the calendar year. Due to the nature of such investments, a portion of the distributions received by each Fund’s shareholders may represent a return of capital.

Distributions to shareholders from net investment income for IVAL and QVAL are declared and paid on a quarterly basis. Distributions to shareholders from net investment income for BOXX, BOXA, AAVM, HIDE, IMOM, CAOS, QMOM, AAEQ, AAUA and AAUS are declared and paid on an annual basis. Distributions to shareholders from net realized gains on securities normally are declared and paid on an annual basis for each Fund. Distributions are recorded on the ex-dividend date. Each Fund may distribute more frequently, if necessary, for tax purposes.

40

ALPHA ARCHITECT ETFs

NOTES TO THE FINANCIAL STATEMENTS (CONTINUED)
March 31, 2026 (Unaudited)

H.Use of Estimates. The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements, as well as the reported amounts of increases and decreases in net assets from operations during the period. Actual results could differ from those estimates.

I.Share Valuation. The NAV per share of each Fund is calculated by dividing the sum of the value of the securities held by the Fund, plus cash and other assets, minus all liabilities (including estimated accrued expenses) by the total number of shares outstanding for the Fund, rounded to the nearest cent. The Funds’ shares will not be priced on the days on which the New York Stock Exchange (“NYSE”) is closed for regular trading. The offering and redemption price per share for each Fund is equal to the Fund’s net asset value per share.

J.Guarantees and Indemnifications. In the normal course of business, the Funds enter into contracts with service providers that contain general indemnification clauses. Additionally, as is customary, the Trust’s organizational documents permit the Trust to indemnify its officers and trustees against certain liabilities under certain circumstances. Each Fund’s maximum exposure under these arrangements is unknown as this would involve future claims that may be against the Funds that have not yet occurred. As of the date of this Report, no claim has been made for indemnification pursuant to any such agreement of the Funds.

K.Segment Reporting: The Funds adopted Financial Accounting Standards Board Update 2023-07, Segment Reporting (Topic 280) – Improvements to Reportable Segment Disclosures (“ASU 2023-07”). The Funds’ adoption of the new standard impacted financial statement disclosures only and did not affect each Fund’s financial position or results of operations.

The Treasurer (principal financial officer) acts as the Funds’ Chief Operating Decision Maker (“CODM’) and is responsible for assessing performance and allocating resources with respect to each Fund. The CODM has concluded that each Fund operates as a single operating segment since each Fund has a single investment strategy as disclosed in their prospectus, against which the CODM assesses performance. The financial information provided to and reviewed by the CODM is presented within the Funds’ financial statements.

L.Reclassification of Capital Accounts. GAAP requires that certain components of net assets relating to permanent differences be reclassified between financial and tax reporting. These reclassifications have no effect on net assets or net asset value per share. In addition, the Funds realized net capital gains resulting from in-kind redemptions, in which shareholders exchanged Fund shares for securities held by the Funds rather than for cash. Because such gains are not taxable to the Funds, and are not distributed to shareholders, they have been reclassified from distributable earnings to paid-in capital. For the fiscal period ended September 30, 2025, the following table shows the reclassifications made:

	Distributable Earnings	Paid-in Capital
BOXX	$(234,603,739)	$234,603,739
BOXA	(299,706)	299,706
AAVM	(1,481,462)	1,481,462
HIDE	(513,770)	513,770
IMOM	(10,645,935)	10,645,935
IVAL	(14,418,877)	14,418,877
CAOS	(12,283,608)	12,283,608
QMOM	(61,023,114)	61,023,114
QVAL	(56,842,828)	56,842,828
AAUS	(142,711,051)	142,711,051

As of September 30, 2025, AAEQ and AAUA had not yet commenced operations.

41

ALPHA ARCHITECT ETFs

NOTES TO THE FINANCIAL STATEMENTS (CONTINUED)
March 31, 2026 (Unaudited)

M.New Accounting Pronouncement: In December 2023, the FASB issued ASU 2023-09 Income Taxes (Topic 740): Improvements to Income Tax Disclosures. Effective for annual periods beginning after December 15, 2024, the amendments require greater disaggregation of disclosures related to income taxes paid. The ASU has been adopted by the Funds as of the reporting period end. Management has evaluated the impact of the ASU and determined it does not materially impact the financial statements.

NOTE 3 – COMMITMENTS AND OTHER RELATED PARTY TRANSACTIONS

Empowered Funds, LLC dba EA Advisers (the “Adviser”) serves as the investment adviser to the Funds. Pursuant to investment advisory agreements (the “Advisory Agreements”) between the Trust, on behalf of the Funds, and the Adviser, the Adviser provides investment advice to the Funds and oversees the day-to-day operations of the Funds, subject to the direction and control of the Board and the officers of the Trust. Under the Advisory Agreements, the Adviser is also responsible for arranging transfer agency, custody, fund administration and accounting, and other non-distribution related services necessary for the Funds to operate. The Adviser administers the Funds’ business affairs, provides office facilities and equipment and certain clerical, bookkeeping and administrative services. The Adviser agrees to pay all expenses incurred by the Funds except for the fee paid to the Adviser pursuant to the Advisory Agreement, payments under any distribution plan adopted pursuant to Rule 12b-1, brokerage expenses, acquired fund fees and expenses, taxes, interest (including borrowing costs), litigation expense (including class action-related services) and other non-routine or extraordinary expenses. The table below represents the annual rate based on average daily net assets that each Fund pays the Adviser monthly:

BOXX	0.2449%
BOXA	0.1949%
AAVM	0.05%
HIDE	0.29%
IMOM	0.38%
IVAL	0.38%
CAOS	0.63%
QMOM	0.28%
QVAL	0.28%
AAEQ	0.15%
AAUA	0.15%
AAUS	0.15%

Effective November 12, 2024, the Adviser reduced its management fee for BOXX from an annual rate based on average daily net assets from 0.3949% to 0.2449%. Effective January 31, 2024, the Adviser reduced its management fee for QVAL, IVAL, QMOM and IMOM from an annual rate based on average daily net assets from 0.39% to 0.29%, 0.49% to 0.39%, 0.39% to 0.29%, and 0.49% to 0.39%, respectively. Effective February 1, 2026, the Adviser reduced its management fee for QVAL, IVAL, QMOM and IMOM from an annual rate based on average daily net assets from 0.29% to 0.28%, 0.39% to 0.38%, 0.29% to 0.28%, and 0.39% to 0.38%, respectively.

The Adviser has contractually agreed to waive receipt of its management fees and/or assume expenses of BOXX so that the total annual operating expenses of the Fund (excluding payments under the Fund’s Rule 12b-1 distribution and service plan (if any), AFFE, brokerage expenses, taxes (including tax-related services), interest (including borrowing costs), litigation expense (including class action-related services) and other non-routine or extraordinary expenses) do not exceed 0.1949% of the Fund’s average daily net assets. This agreement will remain in place until at least January 31, 2026. The agreement may be terminated only by the Board of Trustees.

Alpha Architect, LLC (“Alpha Architect”) serves as an investment sub-adviser to AAVM, HIDE, IMOM, IVAL, QMOM, QVAL, AAEQ, AAUA and AAUS. Pursuant to an investment sub-advisory agreement among the Trust, the Adviser, and

42

ALPHA ARCHITECT ETFs

NOTES TO THE FINANCIAL STATEMENTS (CONTINUED)
March 31, 2026 (Unaudited)

Alpha Architect, Alpha Architect is responsible for determining the investments for the Fund, subject to the overall supervision and oversight of the Adviser and the Board.

Alpha Architect serves as an investment sub-adviser to BOXA, BOXX, and CAOS. Pursuant to an investment sub-advisory agreement among the Trust, the Adviser, and Alpha Architect, Alpha Architect provides investment guidance and strategic investment advice to Arin Risk Advisors, LLC (“Arin”) with respect to Arin’s investment models, subject to the overall supervision and oversight of the Adviser and the Board.

Arin Risk Advisors, LLC serves as an investment sub-adviser to BOXA, BOXX and CAOS. Pursuant to an investment sub-advisory agreement among the Trust, the Adviser, and Arin, Arin has discretion to purchase and sell securities in accordance with the Funds’ objectives, policies, and restrictions. Arin continuously reviews, supervises, and administers the Funds’ investment program subject to oversight by the Adviser.

U.S. Bancorp Fund Services, LLC (“Fund Services” or the “Administrator”), doing business as U.S. Bank Global Fund Services, acts as the Funds’ Administrator and, in that capacity, performs various administrative and accounting services for the Funds. The Administrator prepares various federal and state regulatory filings, reports, and returns for the Funds, including regulatory compliance monitoring and financial reporting; prepares reports and materials to be supplied to the trustees; and monitors the activities of the Funds’ Custodian, transfer agent, and fund accountant. Fund Services also serves as the transfer agent and fund accountant to the Funds. U.S. Bank N.A. (the “Custodian”), an affiliate of the Administrator, serves as the Funds’ Custodian.

The Custodian acts as the securities lending agent (the “Securities Lending Agent”) for the Funds.

NOTE 4 – SECURITIES LENDING

Each Fund may lend up to 33 1/3% of the value of the securities in their portfolios to brokers, dealers and financial institutions (but not individuals) under terms of participation in a securities lending program administered by the Securities Lending Agent. The securities lending agreement requires that loans are collateralized at all times in an amount equal to at least 102% of the value of any domestic loaned securities at the time of the loan, plus accrued interest. The use of loans of foreign securities, which are denominated and payable in U.S. dollars, shall be collateralized in an amount equal to 105% of the value of any loaned securities at the time of the loan plus accrued interest. The Funds receive compensation in the form of fees and earn interest on the cash collateral. The amount of fees depends on a number of factors including the type of security and length of the loan. The Funds continue to receive interest payments or dividends on the securities loaned during the borrowing period. Gain or loss on the value of securities loaned that may occur during the term of the loan will be for the account of the Funds. The Funds have the right under the terms of the securities lending agreement to recall the securities from the borrower on demand.

The securities lending agreement provides that, in the event of a borrower’s material default, the Securities Lending Agent shall take all actions the Securities Lending Agent deems appropriate to liquidate the collateral, purchase replacement securities at the Securities Lending Agent’s expense, or pay the Fund an amount equal to the market value of the loaned securities, subject to certain limitations which are set forth in detail in the securities lending agreement between the Fund and the Securities Lending Agent.

During the current fiscal period, certain Funds had loaned securities and received cash collateral for the loans. The cash collateral was invested by the Securities Lending Agent in accordance with the Trust-approved investment guidelines. Those guidelines require the cash collateral to be invested in readily marketable, high quality, short-term obligations; however, such investments are subject to risk of payment delays or default on the part of the issuer or counterparty or otherwise may not generate sufficient interest to support the costs associated with securities lending. The Funds could also experience delays in recovering their securities and possible loss of income or value if the borrower fails to return the borrowed securities, although the Funds are indemnified from this risk by contract with the Securities Lending Agent. As of the current fiscal period, the Funds did not have any securities on loan.

43

ALPHA ARCHITECT ETFs

NOTES TO THE FINANCIAL STATEMENTS (CONTINUED)
March 31, 2026 (Unaudited)

The interest income earned by the Funds on the investment of cash collateral received from borrowers for the securities loaned to them (“Securities Lending Income”) is reflected in the Funds’ Statements of Operations. Net securities lending income earned on collateral investments and recognized by the Fund during the current fiscal period was as follows:

AAVM	$1,410

Due to the absence of a master netting agreement related to the Funds’ participation in securities lending, no additional offsetting disclosures have been made on behalf of the Funds for the total borrowings listed above.

NOTE 5 – PURCHASES AND SALES OF SECURITIES

For the current fiscal period, purchases and sales of securities for the applicable Funds, excluding short-term securities and in-kind transactions for each Fund were as follows:

	Purchases	Sales
BOXX	$17,009,524	$1,026,512
BOXA	—	—
AAVM	1,285,029	1,402,316
HIDE	48,339,005	15,953,722
IMOM	270,166,437	270,925,454
IVAL	230,009,667	231,057,711
CAOS	29,172,124	201,400
QMOM	731,577,868	733,626,795
QVAL	660,201,757	657,534,262
AAEQ	246,961,083	216,489,274
AAUA	—	33,915
AAUS	195,867,490	184,339,112

For the current fiscal period, in-kind transactions associated with creations and redemptions for each Fund were as follows:

	Creations	Redemptions
BOXX	$—	$37,967,373,746
BOXA	—	25,499,519
AAVM	976,601	2,446,728
HIDE	31,222,954	2,132,086
IMOM	44,504,560	34,345,947
IVAL	6,964,866	1,463,741
CAOS	—	2,228,258,190
QMOM	241,540,293	219,294,326
QVAL	402,218,164	371,033,015
AAEQ	217,203,085	258,371,352
AAUA	450,380	427,536
AAUS	152,070,598	167,261,599

There were no purchases or sales of U.S. Government securities during the current fiscal period for any of the respective Funds.

44

ALPHA ARCHITECT ETFs

NOTES TO THE FINANCIAL STATEMENTS (CONTINUED)
March 31, 2026 (Unaudited)

NOTE 6 – TRANSACTIONS WITH AFFILIATES

AAVM’s (the “Fund”) transactions with affiliates represent holdings for which the Fund has the same investment adviser. The Fund had the following transactions with such affiliated Funds during the current fiscal period:

	IMOM	IVAL	QMOM	QVAL	Total
Value as of September 30, 2025	$6,277,738	$5,473,537	$4,568,351	$4,022,676	$20,342,302
Additions	301,212	386,723	508,881	1,064,814	2,261,630
Reductions	(877,551)	(737,585)	(1,291,299)	(942,609)	(3,849,044)
Realized Gain (Loss)	279,412	167,317	252,937	114,675	814,341
Net Change in Unrealized Appreciation (Depreciation)	232,061	494,330	(35,767)	350,995	1,041,619
Value as of March 31, 2026	$6,212,872	$5,784,322	$4,003,103	$4,610,551	$20,610,848

Shares as of March 31, 2026	155,991	170,328	58,602	88,424
Dividend / Interest Income	$150,312	$75,406	$21,074	$40,299
Capital Gain Distributions from Underlying Funds	$—	$—	$—	$—

CAOS’s (the “Fund”) transactions with affiliates represent holdings for which the Fund has the same investment adviser. The Fund had the following transactions with such affiliated Funds during the current fiscal period:

	BOXX (Long)	BOXX (Short)	Total
Value as of September 30, 2025	$—	$—	$—
Additions	157,595	(339,887)	(182,292)
Reductions	(157,871)	339,663	181,792
Realized Gain (Loss)	276	224	500
Net Change in Unrealized Appreciation (Depreciation)	—	—	—
Value as of March 31, 2026	$—	$—	$—

Shares as of March 31, 2026	—	—
Dividend / Interest Income	$—	$—
Capital Gain Distributions from Underlying Funds	$—	$—

45

ALPHA ARCHITECT ETFs

NOTES TO THE FINANCIAL STATEMENTS (CONTINUED)
March 31, 2026 (Unaudited)

AAEQ’s (the “Fund”) transactions with affiliates represent holdings for which the Fund has the same investment adviser. The Fund had the following transactions with such affiliated Funds during the current fiscal period:

	IMOM	IVAL	QMOM	QVAL	TAX	Total
Value as of December 9, 2025 (a)(b)	$68,060	$63,283	$101,603	$82,868	$6,558,157	$6,873,971
Additions	13,010	20,423	21,949	16,109	2,198,727	2,270,218
Reductions	(87,814)	(88,434)	(130,711)	(105,206)	(8,951,349)	(9,363,514)
Realized Gain (Loss)	22,626	17,916	11,388	12,777	4,177,469	4,242,176
Net Change in Unrealized Appreciation (Depreciation)	(15,882)	(13,188)	(4,229)	(6,548)	(3,983,004)	(4,022,851)
Value as of March 31, 2026	$—	$—	$—	$—	$—	$—

Shares as of March 31, 2026	—	—	—	—	—
Dividend / Interest Income	$—	$—	$—	$—	$—
Capital Gain Distributions from Underlying Funds	$—	$—	$—	$—	$—

(a)	Inception date of Fund.
(b)	Market value and shares of securities received as a result of a non-taxable exchange.

AAUA’s (the “Fund”) transactions with affiliates represent holdings for which the Fund has the same investment adviser. The Fund had the following transactions with such affiliated Funds during the current fiscal period:

	AAEQ	AAUS	USEW	Total
Value as of March 18, 2026(a)(b)	$313,405	$8,235,834	$501,984	$9,051,223
Additions	470	12,408	744	13,622
Reductions	(452)	(11,969)	(716)	(13,137)
Realized Gain (Loss)	419	10,639	671	11,729
Net Change in Unrealized Appreciation (Depreciation)	(4,873)	(132,860)	(8,114)	(145,847)
Value as of March 31, 2026	$308,969	$8,114,052	$494,569	$8,917,590

Shares as of March 31, 2026	6,642	154,898	10,118
Dividend / Interest Income	$—	$—	$2,106
Capital Gain Distributions from Underlying Funds	$—	$—	$—

(a) Inception date of Fund.
(b) Market value and shares of securities as as result of a non-taxable exchange.

46

ALPHA ARCHITECT ETFs

NOTES TO THE FINANCIAL STATEMENTS (CONTINUED)
March 31, 2026 (Unaudited)

NOTE 7 – TAX INFORMATION

The components of tax basis cost of investments and net unrealized appreciation (depreciation) for federal income tax purposes for the fiscal period ended September 30, 2025, for each Fund were as follows:

	BOXX	BOXA	AAVM	HIDE	IMOM
Tax cost of Investments	$8,059,802,047	$8,346,351	$17,181,301	$61,143,316	$99,421,032
Gross tax unrealized appreciation	19,368,871	90,432	3,612,362	707,931	17,001,429
Gross tax unrealized depreciation	(40,587)	(2,758)	(237,195)	(36,365)	(788,125)
Net tax unrealized appreciation (depreciation)	$19,328,284	$87,442	$3,375,167	$671,566	$16,213,304
Undistributed ordinary income	—	4,700	187,453	1,135,729	1,961,567
Undistributed long-term gain	—	—	—	—	—
Total distributable earnings	—	4,700	187,453	1,135,729	1,961,567
Other accumulated gain (loss)	(3,872,930)	(106,912)	(27,130,778)	(2,148,285)	(91,084,874)
Total accumulated gain (loss)	$15,455,354	$(14,770)	$(23,568,158)	$(340,990)	$(72,910,003)

	IVAL	CAOS	QMOM	QVAL	AAUS
Tax cost of Investments	$158,807,019	$522,045,967	$310,681,379	$383,597,692	$260,722,701
Gross tax unrealized appreciation	19,689,026	1,319,720	31,595,059	32,750,251	223,619,775
Gross tax unrealized depreciation	(3,813,531)	(130,913)	(5,501,692)	(9,352,157)	(4,729,211)
Net tax unrealized appreciation (depreciation)	$15,875,495	$1,188,807	$26,093,367	$23,398,094	$218,890,564
Undistributed ordinary income	744,303	—	1,649,802	462,964	1,138,261
Undistributed long-term gain	—	—	—	—	—
Total distributable earnings	744,303	—	1,649,802	462,964	1,138,261
Other accumulated gain (loss)	(118,801,072)	(65,859,416)	(181,561,818)	(194,568,455)	—
Total accumulated gain (loss)	$(102,181,274)	$(64,670,609)	$(153,818,649)	$(170,707,397)	$220,028,825

Under tax law, certain capital and foreign currency losses realized after October 31st and within the taxable year are deemed to arise on the first business day of each Fund’s next taxable year.

For the fiscal period ended September 30, 2025, the following funds had post-October late year losses and post-October capital losses:

	Post-October Late Year Loss	Post-October Capital Loss
BOXX	$3,872,930	$—

For the fiscal period ended September 30, 2025, each Fund had the following capital loss carryforwards that do not expire:

	Unlimited Short-Term	Unlimited Long-Term
BOXX	$—	$—
BOXA	(155,539)	—

47

ALPHA ARCHITECT ETFs

NOTES TO THE FINANCIAL STATEMENTS (CONTINUED)
March 31, 2026 (Unaudited)

	Unlimited Short-Term	Unlimited Long-Term
AAVM	$(22,949,819)	$(4,180,959)
HIDE	(2,148,285)	—
IMOM	(91,084,874)	—
IVAL	(91,027,928)	(27,773,144)
CAOS	(58,332,300)	(7,527,116)
QMOM	(181,561,818)	—
QVAL	(167,237,246)	(27,331,209)
AAUS	—	—

As of September 30, 2025, AAEQ and AAUA had not yet commenced operations.

NOTE 8 – DISTRIBUTIONS TO SHAREHOLDERS

The tax character of distributions paid by each Fund during the current fiscal period and fiscal period ended September 30, 2025 were as follows:

	Fiscal Period Ended March 31, 2026 (Unaudited)		Fiscal Period Ended September 30, 2025
	Ordinary Income
BOXX	$—		$—
BOXA	15,122		—
AAVM	399,686		535,815
HIDE	2,035,212	955,189	955,189
IMOM	2,987,131		3,480,319
IVAL	2,543,043		4,488,971
CAOS	—		—
QMOM	1,851,707		4,126,144
QVAL	4,410,285		5,717,016
AAEQ (a)	474,396		N/A
AAUA (b)	—		N/A
AAUS (c)	1,796,918		—
(a) Inception date of the Fund was December 9, 2025.
(b) Inception date of the Fund was March 18, 2026.
(c) Inception date of the Fund was July 22, 2025.

NOTE 9 – SUBSEQUENT EVENTS

In preparing these financial statements, management of the Fund has evaluated events and transactions for potential recognition or disclosure through the date the financial statements were issued.
Subsequent to the current fiscal period, effective May 1, 2026, the management fee for each of the Alpha Architect US Equity ETF (AAUS), Alpha Architect US Equity 2 ETF (AAEQ), and Alpha Architect US Equity 3 ETF (AAUA) (collectively, the “Funds”) was reduced to an annual rate of 0.0945% of its average daily net assets. Also effective May 1, 2026, the sub-advisory fee rate received by Alpha Architect, LLC was reduced to an annual rate of 0.05% of each of the Funds’ average daily net assets.

48

ALPHA ARCHITECT ETFs
FEDERAL TAX INFORMATION (UNAUDITED)

For the fiscal period ended September 30, 2025, certain dividends paid by each Fund may be subject to a maximum tax rate of 23.8%, as provided for by the Tax Cuts and Jobs Act of 2017. The percentage of dividends declared from ordinary income designated as qualified dividend income for each Fund was:

BOXX	0.00%
BOXA	0.00%
AAVM	73.46%
HIDE	0.00%
IMOM	45.92%
IVAL	100.00%
CAOS	0.00%
QMOM	33.01%
QVAL	100.00%
AAUS	0.00%

For corporate shareholders, the percent of ordinary income distributions qualifying for the corporate dividends received deduction for the fiscal period ended September 30, 2025 for each Fund was:

BOXX	0.00%
BOXA	0.00%
AAVM	14.16%
HIDE	0.00%
IMOM	0.00%
IVAL	0.00%
CAOS	0.00%
QMOM	32.17%
QVAL	99.60%
AAUS	0.00%

The percentage of taxable ordinary income distributions that are designated as short-term capital gain distributions under the Internal Revenue Section 871 (k)(2)(C) for each Fund was:

BOXX	0.00%
BOXA	0.00%
AAVM	0.00%
HIDE	0.00%
IMOM	0.00%
IVAL	0.00%
CAOS	0.00%
QMOM	0.00%
QVAL	0.00%
AAUS	0.00%

As of September 30, 2025, AAEQ and AAUA had not yet commenced operations.

49

ALPHA ARCHITECT ETFs
FOREIGN TAX CREDIT PASS THROUGH (UNAUDITED)

Pursuant to Section 853 of the Internal Revenue code, the applicable Funds designate the following amounts as foreign taxes paid for the fiscal year ended September 30, 2025. Foreign taxes paid for financial statement purposes of Section 853 may be less than actual foreign taxes paid for financial statement purposes.

	Creditable Foreign Tax Credit Paid	Per Share Amount	Portion of Ordinary Income Distribution Derived From Foreign Sourced Income
IMOM	$501,305	$0.157891	99.75%
IVAL	561,465	0.098503	99.79%
AAVM	39,956	0.056276	65.03%

Foreign taxes paid or withheld should be included in taxable income with an offsetting deduction from gross income or as a credit for taxes paid to foreign governments.

Above figures may differ from those cited elsewhere in this report due to difference in the calculation of income and gains under GAAP purposes and Internal Revenue Service purposes.

Shareholders are strongly advised to consult their own tax advisers with respect to the tax consequences of their investments in the Fund.

50

Item 8. Changes in and Disagreements with Accountants for Open-End Management Investment
Companies.

There were no matters concerning changes in and disagreements with Accountants on accounting and financial disclosures required by Item 304 of Regulation S-K.

Item 9. Proxy Disclosures for Open-End Management Investment Companies.

There were no matters submitted during the period covered by the report to a vote of shareholders.

Item 10. Remuneration Paid to Directors, Officers, and Others of Open-End Management
Investment Companies

Not applicable. The Independent Trustees are paid by the Adviser out. See Note 4 to the Financial Statements under Item 7.

Item 11. Statement Regarding Basis for Approval of Investment Advisory Contracts.
Alpha Architect US Equity 2 ETF (AAEQ)
The Board (the members of which are referred to as “Trustees”) of the EA Series Trust (the “Trust”) met in-person on August 29, 2025 and September 4-5, 2025 to consider the approval of (i) the Investment Advisory Agreement (the “Advisory Agreement”) between the Trust, on behalf of the Alpha Architect US Equity 2 ETF (the “Fund”), and Empowered Funds, LLC dba EA Advisers (the “Adviser”), and (ii) the Investment Sub-Advisory Agreement (the “Sub-Advisory Agreement” and together with the Advisory Agreement, the “Agreements”) among the Trust, on behalf of the Fund, the Adviser, and Alpha Architect, LLC (the “Sub-Adviser”), each for an initial two-year term.
In accordance with Section 15(c) of the 1940 Act, the Board requested, reviewed, and considered materials furnished by the Adviser and Sub-Adviser relevant to the Board’s consideration of whether to approve the Agreements. In connection with considering the approval of the Agreements, the Trustees who are not “interested persons” of the Trust, as that term is defined in the 1940 Act (the “Independent Trustees”), met in executive session with counsel to the Trust, who provided assistance and advice. In reaching the decision to approve the Agreements, the Board considered and reviewed information provided by the Adviser and Sub-Adviser, including, among other things, information about their respective personnel, operations, financial condition, and compliance programs. The Board also reviewed the proposed Agreements. During its review and consideration, the Board focused on and reviewed the factors it deemed relevant, including:
Nature, Quality, and Extent of Services. The Board was presented with and considered information concerning the nature, quality, and extent of the overall services expected to be provided by the Adviser and Sub-Adviser to the Fund. In this context, the Board considered the responsibilities of the Adviser, recognizing that the Adviser had invested significant time and effort in structuring the Trust and the Fund and arranging service providers for the Fund. In addition, the Board considered that the Adviser is responsible for providing investment advisory oversight services to the Fund, executing all Fund transactions, monitoring compliance with the Fund’s objectives, policies, and restrictions, and carrying out directives of the Board. The Board also considered the services expected to be provided by the Adviser in the oversight of the Trust’s administrator, transfer agent, and custodian. In addition, the Board evaluated the integrity of each of the Adviser’s and the Sub-Adviser’s personnel, the experience of the portfolio managers in managing assets, and the adequacy of each of the Adviser’s and the Sub-Adviser’s resources to perform the services provided under the Agreements. The Board also considered the Adviser’s ongoing oversight responsibilities vis-à-vis the Sub-Adviser. The Board considered that the Sub-Adviser is the Adviser’s parent company.
Performance. Performance information was not available for the Fund as the Fund had not yet commenced investment operations.
Comparative Fees and Expenses. In considering the advisory fees and sub-advisory fees, the Board reviewed and considered the fees in light of the nature, quality, and extent of the services expected to be provided by the Adviser and the Sub-Adviser, respectively. The Board compared the Fund’s management fee and net expense ratio to those of a peer group of ETFs determined by an independent consultant to the Trust to be highly suitable peers based on factors such as a fund’s strategy, geographic focus, portfolio concentration, and factor analyses. The Board also considered the allocation of fees between the Adviser and the Sub-Adviser.

The Board noted that the Alpha Architect US Equity 2 ETF’s proposed management fee and net expense ratio were inline and below with the average of its peer group, respectively. The Board considered the Fund’s fee arrangement, in which the Adviser is responsible for paying most of the Fund’s operating expenses out of its resources, noting that comparisons with the Fund’s overall expense ratio may be more relevant than comparisons to management fees only.
With respect to the sub-advisory fee, the Board noted that it was payable solely by the Adviser. The Board also noted that the Adviser and Sub-Adviser charge the same fee for the other series in the Trust which utilize the same strategy as the Alpha Architect US Equity 2 ETF.
Costs and Profitability. The Board further considered information regarding the potential profits, if any, that may be realized by each of the Adviser and the Sub-Adviser in connection with providing their respective services to the Fund. The Board reviewed estimated profit and loss information provided by each of the Adviser and the Sub-Adviser with respect to the Fund and estimated data regarding the proposed advisory and sub-advisory fees. The Board also reviewed the costs associated with the personnel, systems, and resources necessary to manage the Fund and to meet the regulatory and compliance requirements adopted by the SEC and other regulatory bodies.
The Board also considered other expenses of the Fund that the Adviser would pay in accordance with the Advisory Agreement. The Board took into consideration that, pursuant to the Advisory Agreement, the Adviser agreed to pay all expenses incurred by the Fund except for the fees paid to the Adviser pursuant to the Advisory Agreement, payments under any distribution plan adopted pursuant to Rule 12b-1, brokerage expenses, acquired fund fees and expenses, taxes, interest (including borrowing costs), the fees and expenses associated with the Fund’s securities lending program, litigation expenses and other non-routine or extraordinary expenses. The Board also considered the respective financial obligations of the Adviser, as well as the Sub-Adviser, which serves as the sponsor of the Fund. The Board discussed the financial condition of the Sub-Adviser, noting that the Sub-Adviser has sufficient capital to perform its obligations to the Fund.
Other Benefits. The Board further considered the extent to which the Adviser or the Sub-Adviser might derive ancillary benefits from the Fund’s operations. The Board noted that any ancillary benefits to the Adviser or Sub-Adviser were not expected to be material.
Economies of Scale. The Board also considered whether economies of scale would be realized by each Adviser or Sub-Adviser as Fund assets grow larger, including the extent to which this is reflected in the level of fees to be charged. The Board noted that the proposed advisory and sub-advisory fees do not include breakpoints but concluded that it was premature to meaningfully evaluate potential economies of scale given that the Fund is new.
Conclusion. No single factor was determinative of the Board’s decision to approve the Agreements; rather, the Board based its determination on the total mix of information available to it. Based on a consideration of all the factors in their totality, the Board, including the Independent Trustees, unanimously determined that the Advisory Agreement and Sub-Advisory Agreement, including the compensation payable under each Agreement, were fair and reasonable to the Fund. The Board, including the Independent Trustees, unanimously determined that the approval of each of the Advisory Agreement and the Sub-Advisory Agreement was in the best interests of the Fund and its shareholders.
Alpha Architect US Equity 3 ETF (AAUA)
The Board (the members of which are referred to as “Trustees”) of the EA Series Trust (the “Trust”) met in-person on October 10, 2025 to consider the approval of (i) the Investment Advisory Agreement (the “Advisory Agreement”) between the Trust, on behalf of the Alpha Architect US Equity 3 ETF (the “Fund”), and Empowered Funds, LLC dba EA Advisers (the “Adviser”), and (ii) the Investment Sub-Advisory Agreement (the “Sub-Advisory Agreement” and together with the Advisory Agreement, the “Agreements”) among the Trust, on behalf of the Fund, the Adviser, and Alpha Architect, LLC (the “Sub-Adviser”), each for an initial two-year term.
In accordance with Section 15(c) of the 1940 Act, the Board requested, reviewed, and considered materials furnished by the Adviser and Sub-Adviser relevant to the Board’s consideration of whether to approve the Agreements. In connection with considering the approval of the Agreements, the Trustees who are not “interested persons” of the Trust, as that term is defined in the 1940 Act (the “Independent Trustees”), met in executive session with counsel to the Trust, who provided assistance and advice. In reaching the decision to approve the Agreements, the Board considered and reviewed information provided by the Adviser and Sub-Adviser, including, among other things, information about their respective personnel, operations, financial condition, and compliance programs. The Board also reviewed the proposed Agreements. During its review and consideration, the Board focused on and reviewed the factors it deemed relevant, including:

Nature, Quality, and Extent of Services. The Board was presented with and considered information concerning the nature, quality, and extent of the overall services expected to be provided by the Adviser and Sub-Adviser to the Fund. In this context, the Board considered the responsibilities of the Adviser, recognizing that the Adviser had invested significant time and effort in structuring the Trust and the Fund and arranging service providers for the Fund. In addition, the Board considered that the Adviser is responsible for providing investment advisory oversight services to the Fund, executing all Fund transactions, monitoring compliance with the Fund’s objectives, policies, and restrictions, and carrying out directives of the Board. The Board also considered the services expected to be provided by the Adviser in the oversight of the Trust’s administrator, transfer agent, and custodian. In addition, the Board evaluated the integrity of each of the Adviser’s and the Sub-Adviser’s personnel, the experience of the portfolio managers in managing assets, and the adequacy of each of the Adviser’s and the Sub-Adviser’s resources to perform the services provided under the Agreements. The Board also considered the Adviser’s ongoing oversight responsibilities vis-à-vis the Sub-Adviser.
Performance. Performance information was not available for the Fund as it had not yet commenced investment operations. The Board noted that another series of the Trust with a similar strategy had recently commenced operations, but determined that it did not have a long enough period of operations for the performance of such series to provide meaningful information with respect to the Fund.
Comparative Fees and Expenses. In considering the advisory fees and sub-advisory fees, the Board reviewed and considered the fees in light of the nature, quality, and extent of the services expected to be provided by the Adviser and the Sub-Adviser, respectively. The Board compared the Fund’s management fee and net expense ratio to those of a peer group of ETFs determined by an independent consultant to the Trust to be highly suitable peers based on factors such as a fund’s strategy, geographic focus, portfolio concentration, and factor analyses. The Board also considered the allocation of fees between the Adviser and the Sub-Adviser.
The Board noted that the Fund’s proposed management fee and net expense ratio were below the average of its peer group. The Board considered the Fund’s fee arrangement, in which the Adviser is responsible for paying most of the Fund’s operating expenses out of its resources, noting that comparisons with the Fund’s overall expense ratio may be more relevant than comparisons to management fees only.
With respect to the sub-advisory fee, the Board noted that it was payable solely by the Adviser. The Board also considered representations from the Adviser that it charges the same management fee for the ETFs that follow a similar strategy as the Fund. The Board also noted that the Sub-Adviser charges the same fee for the ETFs which utilize the same strategy as the Fund. The Board was agreeable to the fee levels.
Costs and Profitability. The Board further considered information regarding the potential profits, if any, that may be realized by each of the Adviser and the Sub-Adviser in connection with providing their respective services to the Fund. The Board reviewed estimated profit and loss information provided by each of the Adviser and the Sub-Adviser with respect to the Fund and estimated data regarding the proposed advisory and sub-advisory fees. The Board also reviewed the costs associated with the personnel, systems, and resources necessary to manage the Fund and to meet the regulatory and compliance requirements adopted by the SEC and other regulatory bodies.
The Board also considered other expenses of the Fund that the Adviser would pay in accordance with the Advisory Agreement. The Board took into consideration that, pursuant to the Advisory Agreement, the Adviser agreed to pay all expenses incurred by the Fund except for the fees paid to the Adviser pursuant to the Advisory Agreement, payments under any distribution plan adopted pursuant to Rule 12b-1, brokerage expenses, acquired fund fees and expenses, taxes, interest (including borrowing costs), the fees and expenses associated with the Fund’s securities lending program, litigation expenses and other non-routine or extraordinary expenses. The Board also considered the respective financial obligations of the Adviser, as well as the Sub-Adviser, which serves as the sponsor of the Fund. The Board discussed the financial condition of the Sub-Adviser, noting that the Sub-Adviser has sufficient capital to perform its obligations to the Fund.
Other Benefits. The Board further considered the extent to which the Adviser or the Sub-Adviser might derive ancillary benefits from the Fund’s operations. The Board noted that any ancillary benefits to the Adviser or Sub-Adviser were not expected to be material.
Economies of Scale. The Board also considered whether economies of scale would be realized by the Adviser or Sub-Adviser as Fund assets grow larger, including the extent to which this is reflected in the level of fees to be charged. The Board noted that the proposed advisory and sub-advisory fees do not include breakpoints but concluded that it was premature to meaningfully evaluate potential economies of scale given that the Fund is new.

Conclusion. No single factor was determinative of the Board’s decision to approve the Agreements; rather, the Board based its determination on the total mix of information available to it. Based on a consideration of all the factors in their totality, the Board, including the Independent Trustees, unanimously determined that the Advisory Agreement and Sub-Advisory Agreement, including the compensation payable under each Agreement, were fair and reasonable to the Fund. The Board, including the Independent Trustees, unanimously determined that the approval of each of the Advisory Agreement and the Sub-Advisory Agreement was in the best interests of the Fund and its shareholders.
Item 12. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable to open-end investment companies.

Item 13. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable to open-end investment companies.

Item 14. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable to open-end investment companies.

Item 15. Submission of Matters to a Vote of Security Holders.

There have been no material changes to the procedures by which shareholders may recommend nominees to the registrant’s board of trustees.

Item 16. Controls and Procedures.

(a) The Registrant’s President (principal executive officer) and Treasurer (principal financial officer) have reviewed the Registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “Act”)) as of a date within 90 days of the filing of this report, as required by Rule 30a-3(b) under the Act and Rules 13a-15(b) or 15d‑15(b) under the Securities Exchange Act of 1934. Based on their review, such officers have concluded that the disclosure controls and procedures are effective in ensuring that information required to be disclosed in this report is appropriately recorded, processed, summarized and reported and made known to them by others within the Registrant and by the Registrant’s service provider.

(b) There were no changes in the Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the period covered by this report that have materially affected, or are reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 17. Disclosure of Securities Lending Activities for Closed-End Management Investment Companies

Not applicable to open-end investment companies.

Item 18. Recovery of Erroneously Awarded Compensation.

There have been no required recovery of erroneously awarded incentive based compensation to an executive officer from the registrant that required an accounting restatement.

Item 19. Exhibits.

(a)
(1) Any code of ethics or amendment thereto, that is the subject of the disclosure required by Item 2, to the extent that the registrant intends to satisfy Item 2 requirements through filing an exhibit. Not Applicable.

(2) Any policy required by the listing standards adopted pursuant to Rule 10D-1 under the Exchange Act (17 CFR 240.10D-1) by the registered national securities exchange or registered national securities association upon which the registrant’s securities are listed. Not Applicable.

(3) A separate certification for each principal executive and principal financial officer of the registrant as required by Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)). Filed herewith.

(4) Any written solicitation to purchase securities under Rule 23c-1 under the Act sent or given during the period covered by the report by or on behalf of the registrant to 10 or more persons. Not Applicable to open-end investment companies.

(5) Change in the registrant’s independent public accountant. Not Applicable.

(b)	Certifications pursuant to Section 906 of the Sarbanes-Oxley Act of 2002. Filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	EA Series Trust

By (Signature and Title)	/s/ Wesley R. Gray, PhD.
Wesley R. Gray, PhD., President (principal executive officer)

Date:	June 1, 2026

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)	/s/ Wesley R. Gray, PhD.
Wesley R. Gray, PhD., President (principal executive officer)

Date:	June 1, 2026

By (Signature and Title)	/s/ Sean R. Hegarty
Sean R. Hegarty, CPA, Treasurer (principal financial officer)

Date:	June 1, 2026